UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01316

SECURITY MID CAP GROWTH FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

RICHARD M. GOLDMAN, PRESIDENT

SECURITY MID CAP GROWTH FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

NEW YORK STOC

Security Funds®

Semi-Annual Report

March 31, 2009

- **Security Equity Fund®**
  - All Cap Value Series
  - Alpha Opportunity Series
  - Equity Series
  - Global Series
  - Global Institutional Series
  - Mid Cap Value Series
  - Mid Cap Value Institutional Series
  - Select 25 Series
  - Small Cap Growth Series
  - Small Cap Value Series
- **Security Large Cap Value Fund**
  - Large Cap Value Fund
  - Large Cap Value Institutional Series
- **Security Mid Cap Growth Fund**

SECURITY BENEFIT®
Security Distributors, Inc.

Security Equity Fund

Security Large Cap Value Fund

Security Mid Cap Growth Fund

March 31, 2009

Semi-Annual Report

(unaudited)

1

Chairman’s Letter

May 16, 2009

To Our Shareholders:

I am pleased to announce our new brand name, Rydex | SGI Funds, which reflects the array of quantitative alternative mutual funds offered through Rydex Investments and the traditional investment offerings which you have known as the Security Funds. With the integration of Rydex Investments and the Security Funds, we look forward to providing you with an expanded choice of funds managed by investment professionals committed to your best interests and future.

The six-month period ended March 31, 2009 began with one of the most precipitous and unnerving market drops in the past 20 years. Only during the final month of the period did the markets and economy begin to show signs of stability, preventing further collapse.

The end of the six-month period marked the one-year anniversary of the Federal Reserve Bank’s supported buyout of Bear Stearns by JPMorgan, the first major event in the current crisis. Historically, the average financial crisis has resulted in a 55% decline in stock prices, almost exactly the peak to trough drop for the S&P 500 during this crisis, only with more intensity. To add perspective, the 50% decline in stock prices in the wake of the dotcom bubble occurred over a three-year period. The wealth destruction in the recent market environment took a mere 11 months.

While uncertainty lessened in the first quarter, there were still many unknowns regarding the effects of the enormous budget proposal by the Obama administration and Treasury Secretary Geithner’s plan for troubled banks and toxic assets. Since the market lows of early March, the Federal Reserve and the Treasury Department unveiled and articulated plans to inject massive liquidity into the financial markets and remove toxic assets from bank balance sheets. However, investors continue to worry about these actions on individual businesses and consumers.

The outlook for economic growth throughout 2009 remains dismal and may continue into 2010 as unemployment continues to rise, but there is hope that the worst of the economic and market turmoil is behind us. Toward the end of the period, the rate of deceleration in the U.S. economy began to slow and there were indications of stabilization returning to the housing market and interest rates, which remained at historic lows. While the housing market, and mortgage foreclosures, remains a key to the economy, a deceleration in the rate of decline does not foretell a recovery, but may indicate the beginning-of-the-end to the recession.

In March, markets bounced off lows due to a viewpoint that securities may have been oversold. Consumers continued to pay down debt and save at levels not seen in 15 years. As with all major downturns, it appears that a deep analysis of necessary business rationalization is in the early stages, fundamentally changing how organizations will operate, which should eventually support economic recovery.

It is in times as these when our core philosophy and the disciplined process of our investment strategies become paramount. Our managers continue to use a rigorous fundamental process to identify strong companies, focus on risk management, and remain opportunistic in our approach.

The economic and market conditions of the past six months reinforces how vital it is for investors to develop a strategy to meet their individual circumstances and to maintain a diversified portfolio. One of the key objectives of the Security Funds is to provide professional risk-managed investment portfolios that give shareholders the benefits of diversification and performance returns to help meet their goals over the long-term.

Thank you for your continued investments in the Rydex | SGI Funds.

Sincerely,

Richard M. Goldman

President and Chairman, Rydex | SGI Funds

The funds are distributed by Security Distributors, Inc. (SDI) and/or Rydex Distributors, Inc. (RDI). Security Global InvestorsSM is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex Investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. SGI, SDI, Rydex Investments and RDI are affiliates and are all subsidiaries of Security Benefit.

2

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3

Performance Summary March 31, 2009	Security Equity Fund All Cap Value Series (unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of All Cap Value Series on October 3, 2008 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 3000 Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns
Period Ended 3-31-09	Since Inception (10-03-08)
A Shares	(26.60%)
A Shares with sales charge	(30.82%)
C Shares	(26.80%)
C Shares with CDSC	(27.53%)
Institutional Class	(26.50%)

Period Ended 3-31-09	Since Inception (10-03-08)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-09
Consumer Discretionary	10.00%
Consumer Staples	8.92
Energy	11.69
Financials	9.96
Health Care	8.30
Industrials	18.49
Information Technology	9.60
Materials	4.64
Telecommunication Services	0.93
Utilities	6.03
Exchange Traded Funds	2.85
Cash & Other Assets, Less Liabilities	8.59
Total Net Assets	100.00%

4	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Equity Fund All Cap Value Series (unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 3, 2008 (commencement of operations) through March 31, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses
	Beginning Account Value 10/3/2008*	Ending Account Value 3/31/2009 [1]	Expenses Paid During Period [2]
All Cap Value
Series - Class A
Actual	$1,000.00	$734.00	$5.77
Hypothetical	1,000.00	1,018.00	6.72
All Cap Value
Series - Class C
Actual	1,000.00	732.00	8.97
Hypothetical	1,000.00	1,014.62	10.43
All Cap Value
Series- Institutional Class
Actual	1,000.00	735.00	4.71
Hypothetical	1,000.00	1,019.66	5.48

* Commencement of operations

1 The actual ending account value is based on the actual total return of the Series for the period October 3, 2008 (commencement of operations) to March 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 3, 2008 to March 31, 2009 was (26.60%), (26.80%) and (26.50%) for Class A, C and Institutional shares, respectively.

2 Expenses are equal to the Series annualized expense ratio (1.42%, 2.17% and 1.17% for Class A, C, and Institutional shares, respectively), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 176/365 (to reflect the period since commencement of operations).

5

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund All Cap Value Series

	Shares	Value
COMMON STOCKS - 91.4%
Aerospace & Defense - 1.9%
United Technologies Corporation	302	$12,980

Air Freight & Logistics - 2.3%
FedEx Corporation	349	15,527

Apparel Retail - 0.6%
Brown Shoe Company, Inc.	401	1,504
Chico's FAS, Inc. *	160	859
Talbots, Inc.	460	1,615

		3,978

Apparel, Accessories & Luxury
Goods - 0.6%
Fossil, Inc. *	100	1,570
Maidenform Brands, Inc. *	183	1,676
Oxford Industries, Inc.	115	710

		3,956

Biotechnology - 0.0%
Combinatorx, Inc. *	440	273

Building Products - 1.0%
Trex Company, Inc. *	200	1,526
USG Corporation *	650	4,947

		6,473

Cable & Satellite - 0.5%
Time Warner Cable, Inc.	127	3,156

Coal & Consumable Fuels - 0.9%
Evergreen Energy, Inc. *	1,500	2,088
USEC, Inc. *	874	4,195

		6,283

Communications Equipment - 0.6%
Symmetricom, Inc. 1,*	1,220	4,270

Computer Hardware - 1.7%
Hewlett-Packard Company	364	11,670

Computer Storage &
Peripherals - 0.5%
STEC, Inc. *	441	3,250

Construction & Engineering - 1.4%
Insituform Technologies, Inc. *	304	4,755
URS Corporation *	126	5,091

		9,846

Construction Materials - 1.3%
Eagle Materials, Inc.	400	9,700

Consumer Finance - 0.6%
First Marblehead Corporation *	3,021	3,897

Data Processing & Outsourced
Services - 4.3%
Affiliated Computer Services, Inc. *	77	3,688
Computer Sciences Corporation *	218	8,031
Western Union Company	1,370	17,221

		28,940

Department Stores-3.2%
JC Penney Company, Inc.	1,101	22,097

	Shares	Value
COMMON STOCKS - 91.4% (continued)
Diversified Banks - 1.0%
Wells Fargo & Company	486	$6,921

Diversified Chemicals - 0.5%
Dow Chemical Company	382	3,220

Drug Retail - 1.4%
CVS Caremark Corporation	336	9,237

Electric Utilities - 4.2%
Allete, Inc.	80	2,135
Edison International	612	17,633
Empire District Electric Company	60	866
Great Plains Energy, Inc.	242	3,260
Northeast Utilities	116	2,504
Westar Energy, Inc.	131	2,296

		28,694

Electrical Components &
Equipment - 0.3%
Power-One, Inc. 1,*	2,307	2,030

Electronic Manufacturing
Services - 1.5%
Maxwell Technologies, Inc. 1,*	646	4,490
Tyco Electronics, Ltd.	510	5,630

		10,120

Exchange Traded Funds - 2.8%
iShares Russell 1000 Value Index Fund	239	9,701
iShares S&P 500 Value Index Fund	260	9,672

		19,373

Forest Products - 0.2%
Louisiana-Pacific Corporation	693	1,545

Gas Utilities - 0.5%
Atmos Energy Corporation	151	3,491

Health Care Equipment - 3.2%
Aspect Medical Systems, Inc. *	263	1,102
Covidien, Ltd.	230	7,645
Hospira, Inc. *	423	13,054

		21,801

Health Care Facilities - 0.3%
Community Health Systems, Inc. *	125	1,918

Health Care Services - 1.7%
Medco Health Solutions, Inc. *	173	7,152
Mednax, Inc. *	100	2,947
Providence Service Corporation *	100	688
RehabCare Group, Inc. *	48	837

		11,624

Highways & Railtracks - 0.1%
Quixote Corporation [1]	142	493

Home Furnishings - 0.8%
Leggett & Platt, Inc.	398	5,170

Home Improvement Retail - 2.9%
Lowe's Companies, Inc.	1,092	19,929

6	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009	Security Equity Fund All Cap Value Series

	Shares	Value
COMMON STOCKS - 91.4% (continued)
Human Resources & Employment
Services - 0.4%
Administaff, Inc.	125	$2,641

Hypermarkets & Super
Centers - 2.5%
Wal-Mart Stores, Inc.	324	16,880

Independent Power Producers &
Energy Traders - 0.8%
NRG Energy, Inc. *	300	5,280

Industrial Conglomerates - 3.0%
General Electric Company	806	8,149
McDermott International, Inc. *	915	12,252

		20,401

Industrial Machinery - 1.7%
Dover Corporation	106	2,796
Harsco Corporation	100	2,217
Parker Hannifin Corporation	200	6,796

		11,809

Insurance Brokers - 0.2%
Arthur J Gallagher & Company	75	1,275

Integrated Oil & Gas - 5.6%
Chevron Corporation	214	14,390
ConocoPhillips	238	9,320
Exxon Mobil Corporation	206	14,029

		37,739

Integrated Telecommunication
Services - 0.9%
Windstream Corporation	787	6,343

Managed Health Care - 1.1%
Aetna, Inc.	300	7,299

Movies & Entertainment - 1.4%
Time Warner, Inc.	507	9,787

Multi-Line Insurance - 0.7%
American Financial Group, Inc.	292	4,687

Multi-Utilities - 0.5%
SCANA Corporation	117	3,614

Oil & Gas Drilling - 0.4%
Helmerich & Payne, Inc.	116	2,641

Oil & Gas Equipment &
Services - 1.7%
Global Industries, Ltd. *	1,304	5,007
Halliburton Company	438	6,776

		11,783

Oil & Gas Exploration &
Production - 2.0%
Chesapeake Energy Corporation	400	6,824
Goodrich Petroleum Corporation *	100	1,936
Gulfport Energy Corporation *	162	376
Newfield Exploration Company *	19	431
PetroHawk Energy Corporation *	200	3,846

		13,413

	Shares	Value
COMMON STOCKS - 91.4% (continued)
Oil & Gas Storage &
Transportation - 1.1%
Southern Union Company	191	$2,907
Williams Companies, Inc.	424	4,825

		7,732

Other Diversified Financial
Services - 1.1%
JPMorgan Chase & Company	276	7,336

Packaged Foods & Meats - 3.1%
Hormel Foods Corporation	261	8,277
JM Smucker Company	124	4,621
Smithfield Foods, Inc. *	281	2,658
TreeHouse Foods, Inc. *	203	5,845

		21,401

Paper Packaging - 1.2%
Bemis Company, Inc.	234	4,907
Sonoco Products Company	155	3,252

		8,159

Paper Products - 0.5%
Schweitzer-Mauduit International, Inc.	166	3,064

Pharmaceuticals - 2.0%
Schering-Plough Corporation	577	13,588

Property & Casualty
Insurance - 6.0%
Alleghany Corporation *	18	4,972
Assured Guaranty, Ltd.	100	677
Berkshire Hathaway, Inc. (Cl.B) *	8	22,560
Employers Holdings, Inc.	169	1,612
Hanover Insurance Group, Inc.	142	4,092
United America Indemnity, Ltd. *	71	285
W.R. Berkley Corporation	290	6,540

		40,738

Railroads - 2.4%
Kansas City Southern *	127	1,614
Union Pacific Corporation	354	14,553

		16,167

Regional Banks - 0.4%
Wilmington Trust Corporation	300	2,907

Research & Consulting
Services - 3.1%
Equifax, Inc.	637	15,574
ICF International, Inc. *	100	2,297
Navigant Consulting, Inc. *	245	3,202

		21,073

Security & Alarm Services - 0.6%
GeoEye, Inc. *	200	3,950

Semiconductors - 1.0%
IXYS Corporation [1]	884	7,125

Specialty Chemicals-0.9%
Rohm & Haas Company	62	4,888
Zoltek Companies, Inc. *	150	1,022

		5,910

7	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund All Cap Value Series

	Shares	Value
COMMON STOCKS - 91.4% (continued)
Tobacco - 1.9%
Philip Morris International, Inc.	371	$13,200

Trucking - 0.4%
Saia, Inc. *	210	2,510

TOTAL COMMON STOCKS
(cost $822,758)		$622,314
Total Investments - 91.4%
(cost $822,758)		$622,314
Cash & Other Assets, Less Liabilities - 8.6%		58,492

Total Net Assets - 100.0%		$680,806

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $822,758.

* Non-income producing security

1 Security is deemed illiquid. The total market value of illiquid securities is $18,408 (cost $24,790), or 2.7% of total net assets.

8	The accompanying notes are an integral part of the financial statements

Security Equity Fund

All Cap Value Series

(unaudited)

Statement of Assets and Liabilities March 31, 2009

Assets:
Investments, at value*	$622,314
Cash	35,480
Receivables:
Securities sold	152
Dividends	1,480
Security Investors	4,654
Prepaid expenses	25,906

Total assets	689,986

Liabilities:
Payable for:
Management fees	372
Custodian fees	499
Transfer agent/maintenance fees	18
Administration fees	275
Professional fees	5,133
12b-1 distribution plan fees	222
Directors’ fees	277
Other	2,384

Total liabilities	9,180

Net assets	$680,806

Net assets consist of:
Paid in capital	$903,002
Undistributed net investment income	2,460
Accumulated net realized loss on sale of investments	(24,212)
Net unrealized depreciation in value of investments	(200,444)

Net assets	$680,806

Class A:
Capital shares outstanding (unlimited number of shares authorized)	34,393
Net assets	$252,541
Net asset value and redemption price per share .	$7.34

Maximum offering price per share (net asset value divided by 94.25%)	$7.79

Class C:
Capital shares outstanding (unlimited number of shares authorized)	29,932
Net assets	$219,003
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.32

Institutional Class:
Capital shares outstanding (unlimited number of shares authorized)	28,464
Net assets	$209,262
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.35

*Investments, at cost	$822,758

Statement of Operations For the Period Ended March 31, 2009*

Investment Income:
Dividends	$7,482
Interest	114

Total investment income	7,596

Expenses:
Management fees	2,162
Transfer agent/maintenance fees	54
Administration fees	692
Custodian fees	2,203
Directors’ fees	294
Professional fees	6,076
Reports to shareholders	2,384
Registration fees	17,378
Other expenses	1,741
12b-1 distribution fees - Class A	272
12b-1 distribution fees - Class C	1,079

Total expenses	34,335
Less:
Reimbursement of expenses - Class A	(9,838)
Reimbursement of expenses - Class C	(9,760)
Reimbursement of expenses - Institutional Class	(9,601)

Net expenses	5,136

Net investment income	2,460

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(24,212)

Net realized loss	(24,212)

Net unrealized appreciation (depreciation) during the period on:
Investments	(200,444)

Net unrealized depreciation	(200,444)

Net loss	(224,656)

Net decrease in net assets resulting from operations	$(222,196)

*For the period from October 3, 2008 (commencement of operations) to March 31, 2009.

9	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Equity Fund All Cap Value Series

Period Ended March 31, 2009*

Increase (decrease) in net assets from operations:
Net investment income	$2,460
Net realized loss during the period on investments	(24,212)
Net unrealized depreciation during the period on investments	(200,444)

Net decrease in net assets resulting from operations	(222,196)

Capital share transactions:
Proceeds from sale of shares
Class A	322,321
Class C	296,051
Institutional Class	284,637
Cost of shares redeemed
Class A	(7)

Net increase from capital share transactions	903,002

Net increase in net assets	680,806

Net assets:
Beginning of period	–

End of period	$680,806

Undistributed net investment income at end of period	$2,460

Capital share activity:
Shares sold
Class A	34,394
Class C	29,932
Institutional Class	28,464
Shares redeemed
Class A	(1)

* For the period October 3, 2008 (commencement of operations) to March 31, 2009.

10	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund All Cap Value Series

Class A	Period Ended March 31, 2009[a]
Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.03
Net loss on securities (realized and unrealized)	(2.69)

Total from investment operations	(2.66)
Net asset value, end of period	$7.34

Total Return [c]	(26.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$253
Ratios to average net assets:
Net investment income	0.92%
Total expenses[d]	10.10%
Net expenses[e]	1.42%
Net expenses prior to custodian earning credits and net of expense waivers	1.42%
Portfolio turnover rate	30%

Class C	Period Ended March 31, 2009[a]
Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.01
Net loss on securities (realized and unrealized)	(2.69)

Total from investment operations	(2.68)
Net asset value, end of period	$7.32

Total Return [c]	(26.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$219
Ratios to average net assets:
Net investment income	0.18%
Total expenses[d]	10.83%
Net expenses[e]	2.17%
Net expenses prior to custodian earning credits and net of expense waivers	2.17%
Portfolio turnover rate	30%

11	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund All Cap Value Series

Institutional Class	Period Ended March 31, 2009[a]
Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[b]	0.04
Net loss on securities (realized and unrealized)	(2.69)

Total from investment operations	(2.65)
Net asset value, end of period	$7.35

Total Return	(26.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$209
Ratios to average net assets:
Net investment income	1.14%
Total expenses[d]	9.87%
Net expenses[e]	1.17%
Net expenses prior to custodian earning credits and net of expense waivers	1.17%
Portfolio turnover rate	30%

a Security All Cap Value Series was initially capitalized on October 3, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

b Net investment income (loss) was computed using average shares outstanding throughout the period.

c Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class C shares.

d Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

e Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

12	The accompanying notes are an integral part of the financial statements

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13

Performance Summary March 31, 2009	Security Equity Fund Alpha Opportunity Series (unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Alpha Opportunity Series on July 7, 2003 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns
Periods Ended 3-31-09	1 Year	5 Years	Since Inception
A Shares	(37.05%)	(2.00%)	1.54% (7-07-03)
A Shares with sales charge	(40.65%)	(3.15%)	0.50% (7-07-03)
B Shares	(37.55%)	(2.75%)	0.77% (7-07-03)
B Shares with CDSC	(40.67%)	(2.99%)	0.77% (7-07-03)
C Shares	(37.72%)	(2.78%)	0.75% (7-07-03)
C Shares with CDSC	(38.34%)	(2.78%)	0.75% (7-07-03)
Institutional Class	–	–	(11.80%) (11-07-08)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-09*
Consumer Discretionary	5.98%
Consumer Staples	8.40
Energy	0.63
Financials	(1.21)
Health Care	0.55
Industrials	5.09
Information Technology	8.43
Materials	0.02
Telecommunication Services	0.82
Utilities	(0.91)
Exchange Traded Funds	1.24
U.S. Government Sponsored Agencies	14.63
Repurchase Agreement	9.70
Short Term Investments	21.44
Cash & Other Assets, Less Liabilities	25.19
Total Net Assets	100.00%

*Securities sold short are netted with long positions in common stocks in the appropriate sectors.

14	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Equity Fund Alpha Opportunity Series (unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 or November 7, 2008 (commencement of operations) through March 31, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher

Series Expenses
	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009 [1]	Expenses Paid During Period [2]
Alpha Opportunity
Series - Class A
Actual	$1,000.00	$688.03	$8.25
Hypothetical	1,000.00	1,015.16	9.85
Alpha Opportunity
Series - Class B
Actual	1,000.00	685.88	11.43
Hypothetical	1,000.00	1,011.37	13.64
Alpha Opportunity
Series - Class C
Actual	1,000.00	683.97	11.38
Hypothetical	1,000.00	1,011.42	13.59
Alpha Opportunity
Series - Institutional Class *
Actual	1,000.00	882.00	5.12
Hypothetical	1,000.00	1,018.05	6.94

* November 7, 2008 (commencement of operations)

1 The actual ending account value is based on the actual total return of the Series for the period October 1, 2008 or November 7, 2008 (commencement of operations), as applicable, to March 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2008 or November 7, 2008 (commencement of operations), as applicable, to March 31, 2009 was (31.20%), (31.41%), (31.60%) and (11.80%) for Class A, B, C and Institutional Class shares, respectively.

2 Expenses are equal to the Series annualized expense ratio (1.99%, 2.80%, 2.80% and 1.80% for Class A, B, C and Institutional Class shares, respectively), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period) for Class A, B and C shares, and multiplied by 141/365 (to reflect the period since commencement of operations) for Institutional Class shares.

15

Schedule of Investments	Security Equity Fund
Alpha Opportunity Series
March 31, 2009	(unaudited)

	Shares	Value
COMMON STOCKS - 70.5%
Aerospace & Defense - 2.0%
Lockheed Martin Corporation [1,2]	3,753	$259,070
Northrop Grumman Corporation [1,2]	1,100	48,004

		307,074

Agricultural Products - 2.1%
Archer-Daniels-Midland Company [3]	11,897	330,499

Airlines - 0.5%
Airtran Holdings, Inc. *	18,224	82,919

Apparel Retail - 3.9%
Aeropostale, Inc. *	4,439	117,900
Chico’s FAS, Inc. *	24,298	130,479
Gap, Inc. [1,2]	6,000	77,940
Gymboree Corporation 1,2,*	3,000	64,050
Jos A. Bank Clothiers, Inc. *	934	25,975
Ltd. Brands, Inc. [1,2]	5,100	44,370
Ross Stores, Inc. [1,2]	2,100	75,348
TJX Companies, Inc. [1,2]	3,600	92,304

		628,366

Apparel, Accessories & Luxury
Goods - 1.6%
Carter’s, Inc. *	11,999	225,701
Phillips-Van Heusen Corporation [1,2]	800	18,144

		243,845

Automobile Manufacturers - 0.1%
Honda Motor Company, Ltd. ADR	835	19,790

Automotive Retail - 0.8%
Carmax, Inc. *	2,804	34,882
O'Reilly Automotive, Inc. *	2,618	91,656

		126,538

Biotechnology - 1.0%
Amgen, Inc. 1,2,*	1,800	89,136
Cephalon, Inc. *	890	60,609

		149,745

Casinos & Gaming - 0.1%
Ameristar Casinos, Inc.	1,401	17,625

Communications Equipment - 0.5%
Harmonic, Inc. 1,2,*	11,000	71,500

Computer & Electronics
Retail - 0.3%
RadioShack Corporation [1,2]	5,100	43,707

Computer Storage &
Peripherals - 0.2%
China Digital TV Holding Company,
Ltd. ADR	434	2,921
STEC, Inc. *	2,804	20,665

		23,586

Construction & Engineering - 3.6%
Aecom Technology Corporation *	3,739	97,513
Foster Wheeler AG *	2,137	37,333
Granite Construction, Inc.	3,972	148,872

	Shares	Value
COMMON STOCKS - 70.5% (continued)
Construction & Engineering - 3.6%
(continued)
MasTec, Inc. *	3,037	$36,717
MYR Group, Inc. *	4,921	75,045
Quanta Services, Inc. *	5,140	110,253
URS Corporation *	1,168	47,199

		552,932

Construction & Farm Machinery &
Heavy Trucks - 1.8%
Joy Global, Inc. [1,2]	9,080	193,404
Trinity Industries, Inc. [1,2]	10,200	93,228

		286,632

Diversified Banks - 0.6%
Wells Fargo & Company	7,009	99,808

Electrical Components &
Equipment - 0.4%
AO Smith Corporation [1,2]	2,800	70,504

Electronic Components - 0.1%
AU Optronics Corporation ADR	1,669	14,003

Environmental & Facilities
Services - 0.8%
Tetra Tech, Inc. *	6,542	133,326

Exchange Traded Funds - 2.4%
Claymore	6,022	56,245
iShares Silver Trust *	5,140	65,792
SPDR Gold Trust *	2,804	253,146

		375,183

Food Retail - 0.5%
Safeway, Inc. [1,2]	3,900	78,741

General Merchandise
Stores - 0.8%
Family Dollar Stores, Inc. [1,2]	3,700	123,469

Gold - 0.4%
Harmony Gold Mining Company,
Ltd. ADR *	2,804	30,676
Iamgold Corporation	2,504	21,409
Yamana Gold, Inc.	835	7,724

		59,809

Health Care Distributors - 0.6%
Owens & Minor, Inc. [1,2]	2,700	89,451

Health Care Equipment - 0.6%
Baxter International, Inc. [1,2]	1,800	92,196
China Medical Technologies, Inc.
ADR	280	3,856

		96,052

Health Care Facilities - 0.4%
Kindred Healthcare, Inc. 1,2,*	3,900	58,305

Health Care Services - 0.5%
Lincare Holdings, Inc. 1,2,*	3,800	82,840

16	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009	Security Equity Fund Alpha Opportunity Series (unaudited)

	Shares	Value
COMMON STOCKS - 70.5% (continued)
Home Entertainment Software - 3.7%
Shanda Interactive Entertainment, Ltd. ADR 1,2,*	15,100	$596,902

Homebuilding - 0.6%
DR Horton, Inc.	1,402	13,599
Pulte Homes, Inc.	7,242	79,155

		92,754

Homefurnishing Retail - 0.3%
Rent-A-Center, Inc. *	2,103	40,735

Hotels, Resorts & Cruise Lines - 1.7%
Choice Hotels International, Inc. [3]	10,247	264,578

Human Resources & Employment Services - 0.9%
Watson Wyatt Worldwide, Inc. [1,2]	2,901	143,222

Hypermarkets & Super Centers - 0.7%
Wal-Mart Stores, Inc. [1,2]	2,200	114,620

Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc. [1,2]	5,100	105,366

Industrial Conglomerates - 0.3%
General Electric Company [1,2]	4,200	42,462

Industrial Machinery - 0.3%
Watts Water Technologies, Inc. [1,2]	2,800	54,768

Integrated Oil & Gas - 0.5%
ConocoPhillips [1,2]	1,500	58,740
StatoilHydro ASA ADR	835	14,562

		73,302

Integrated Telecommunication Services - 1.7%
AT&T, Inc. [1,2]	10,600	267,120

Internet Retail - 2.1%
Amazon.com, Inc. 3,*	4,439	326,000

Internet Software & Services - 0.3%
Akamai Technologies, Inc. *	2,569	49,839

Investment Banking & Brokerage - 2.0%
Greenhill & Company, Inc.	2,987	220,590
Knight Capital Group, Inc. *	2,570	37,882
MF Global, Ltd. *	5,607	23,718
Morgan Stanley	934	21,267

		303,457

IT Consulting & Other Services - 0.5%
Accenture, Ltd.	2,153	59,186

	Shares	Value
COMMON STOCKS - 70.5% (continued)
IT Consulting & Other Services - 0.5% (continued)
MAXIMUS, Inc.	531	$21,166

		80,352

Life Sciences Tools & Services - 2.9%
Charles River Laboratories International, Inc. 1,2,*	2,000	54,420
Illumina, Inc. *	6,075	226,232
Life Technologies Corporation 1,2,*	2,800	90,944
Millipore Corporation 1,2,*	1,800	103,338

		474,934

Managed Health Care - 0.2%
WellCare Health Plans, Inc. 1,2,*	2,300	25,875

Mortgage REIT’s - 0.2%
Annaly Capital Management, Inc.	1,968	27,296

Movies & Entertainment - 0.9%
Marvel Entertainment, Inc. 1,2,*	5,400	143,370

Multi-Line Insurance - 0.7%
Genworth Financial, Inc. [1,2]	4,000	7,600
HCC Insurance Holdings, Inc.	4,306	108,468

		116,068

Oil & Gas Exploration & Production -1.3%
Anadarko Petroleum
Corporation [1,2]	2,755	107,142
Concho Resources, Inc. *	467	11,951
EnCana Corporation	334	13,564
Southwestern Energy Company *	2,431	72,176

		204,833

Oil & Gas Refining & Marketing - 1.0%
NuStar Energy, LP	1,169	53,903
Sunoco, Inc.	934	24,732
Western Refining, Inc.	7,009	83,687

		162,322

Packaged Foods & Meats - 0.5%
Cosan, Ltd. *	2,449	6,000
Dean Foods Company *	4,382	79,227

		85,227

Personal Products - 0.2%
Herbalife, Ltd. [1,2]	2,500	37,450

Pharmaceuticals - 2.9%
Biovail Corporation	1,135	12,428
Forest Laboratories, Inc. 1,2,*	3,400	74,664
Johnson & Johnson [1,2]	5,000	263,001
Teva Pharmaceutical Industries, Ltd. ADR	1,069	48,158
Viropharma, Inc. 1,2,*	9,900	51,975

		450,226

Property & Casualty Insurance - 0.6%
ACE, Ltd.	961	38,824

17	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009	Security Equity Fund Alpha Opportunity Series (unaudited)

	Shares	Value
COMMON STOCKS - 70.5% (continued)
Property & Casualty Insurance - 0.6% (continued)
Amtrust Financial Services, Inc. [1,2]	6,000	$57,300

		96,124

Regional Banks - 1.2%
Commerce Bancshares, Inc.	0	2
First Horizon National Corporation	17,897	192,214

		192,216

Reinsurance - 1.3%
Endurance Specialty Holdings, Ltd. [1,2]	3,000	74,820
RenaissanceRe Holdings, Ltd.	934	46,177
Validus Holdings, Ltd.	3,423	81,057

		202,054

Restaurants - 1.4%
BJ’s Restaurants, Inc. *	802	11,156
Jack in the Box, Inc. 1,2,*	5,869	136,689
Papa John’s International, Inc. *	3,271	74,808

		222,653

Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 1,2,*	9,200	24,656

Semiconductors - 3.4%
Atmel Corporation *	65,543	237,922
Broadcom Corporation *	1,402	28,012
Cree, Inc. *	4,138	97,367
Cypress Semiconductor Corporation *	16,622	112,531
Nvidia Corporation *	1,168	11,516
PMC - Sierra, Inc. *	7,944	50,683
Taiwan Semiconductor Manufacturing Company, Ltd. ADR	835	7,473

		545,504

Soft Drinks - 0.4%
Hansen Natural Corporation *	1,636	58,896

Systems Software - 3.4%
CA, Inc. [1,2]	19,362	340,964
Check Point Software Technologies *	3,196	70,984
McAfee, Inc. *	934	31,289
Symantec Corporation 1,2,*	5,900	88,146

		531,383

Technology Distributors - 0.7%
Arrow Electronics, Inc. 1,2,*	2,600	49,556
Avnet, Inc. 1,2,*	3,100	54,281

		103,837

Tobacco - 4.0%
Altria Group, Inc. [1,2]	16,700	267,534
Philip Morris International, Inc. [1,2]	9,800	348,683

		616,217

	Shares	Value
COMMON STOCKS - 70.5% (continued)
Trucking - 0.2%
Con-way, Inc. [1,2]	1,700	$30,481

TOTAL COMMON STOCKS (cost $14,283,791)		$11,073,348
	Shares	Value
FOREIGN STOCKS - 7.3%
Canada - 2.3%
Agnico-Eagle Mines, Ltd.	6,195	$356,057

France - 0.3%
UBISOFT Entertainment *	2,446	44,712

Germany - 2.5%
Volkswagen AG [3]	1,300	399,455

Japan - 0.6%
JGC Corporation	4,288	48,347
NTT DoCoMo, Inc.	39	52,680

		101,027

Portugal - 0.7%
BRISA	15,796	109,119

South Africa - 0.2%
Aveng, Ltd.	9,842	27,061

United Kingdom - 0.7%
Cadbury plc	5,903	44,636
Imperial Tobacco Group plc	2,724	61,284

		105,920
TOTAL FOREIGN STOCKS (cost $1,219,858)		$1,143,351
	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 14.6%
Federal Home Loan Mortgage Corporation
0.36%, 4/27/2009[1]	$1,000,000	$999,964
0.30%, 5/4/2009[3]	800,000	799,875
Federal National Mortgage Association
0.70%, 4/20/2009[3]	500,000	499,987
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $2,299,422)		$2,299,826
	Principal Amount	Value
SHORT TERM INVESTMENTS - 21.4%
State Street General Account U.S. Government Fund	$3,370,252	$3,370,252
TOTAL SHORT TERM INVESTMENTS (cost $3,370,252)		$3,370,252

18	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Alpha Opportunity Series

	Principal Amount	Value
REPURCHASE AGREEMENT - 9.7%
State Street, 0.01%, dated 3/31/09, matures 4/01/09; repurchase amount $1,525,478 (Collateralized by U.S. Treasury Note, 07/02/09 with a value of $1,559,220)	$1,525,478	$1,525,478
TOTAL REPURCHASE AGREEMENT
(cost $1,525,478)		$1,525,478
Total Investments - 123.5%
(cost $22,698,801)		$19,412,255
Liabilities, Less Cash & Other Assets - (23.5)%		(3,689,398)

Total Net Assets - 100.0%		$15,722,857

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS - (25.5)%
Advertising - (0.4)%
Focus Media Holding, Ltd. ADR [4] ,*	(2,130)	$(63,900)

Air Freight & Logistics - (0.1)%
United Parcel Service, Inc. (Cl.B)	(387)	(19,048)

Alternative Carriers - (0.2)%
Global Crossing, Ltd. 4,*	(1,800)	(28,746)

Application Software - (0.1)%
Autodesk, Inc. *	(773)	(12,994)

Biotechnology - (3.3)%
Acorda Therapeutics, Inc. 4,*	(2,800)	(74,900)
Alnylam Pharmaceuticals, Inc. 4,*	(2,900)	(85,289)
Cepheid, Inc. 4,*	(5,300)	(81,620)
Regeneron Pharmaceuticals, Inc. 4,*	(3,180)	(69,038)
Rigel Pharmaceuticals, Inc. 4,*	(3,050)	(78,324)
Savient Pharmaceuticals, Inc. 4,*	(2,420)	(48,013)
Vertex Pharmaceuticals, Inc. 4,*	(2,600)	(71,942)

		(509,126)

Building Products - (0.9)%
USG Corporation 4,*	(4,940)	(141,877)

Communications
Equipment - (0.3)%
Riverbed Technology, Inc. 4,*	(3,280)	(43,624)

Computer Hardware - (0.1)%
Hewlett-Packard Company	(580)	(18,595)

Computer Storage &
Peripherals - (0.3)%
Intermec, Inc. 4,*	(2,740)	(54,307)

Diversified Banks - (3.4)%
Wells Fargo & Company [4]	(12,384)	(539,689)

	Shares	Value
COMMON STOCKS - (25.5)% (continued)
Diversified Metals &
Mining - (0.2)%
Ivanhoe Mines, Ltd. 4,*	(4,440)	$(37,030)

Electric Utilities - (1.6)%
Korea Electric Power Corporation ADR [4]	(18,310)	(247,734)

Exchange Traded Funds - (1.1)%
Currency Shares Euro Trust	(387)	(51,421)
iShares Barclays 20+ Year
Treasury Bond Fund	(966)	(102,115)
iShares MSCI Germany Index
Fund	(552)	(8,258)
iShares MSCI South Korea Index
Fund	(359)	(10,221)
SPDR KBW Regional Banking ETF	(387)	(7,438)

		(179,453)

Food Retail - (0.1)%
Whole Foods Market, Inc.	(607)	(10,198)

Health Care Equipment - (0.4)%
Intuitive Surgical, Inc. 4,*	(200)	(56,100)

Health Care Supplies - (0.5)%
Align Technology, Inc. 4,*	(6,100)	(74,420)

Health Care Technology - (0.6)%
athenahealth, Inc. 4,*	(2,500)	(89,625)

Home Entertainment
Software - (0.2)%
Electronic Arts, Inc. 4,*	(900)	(36,720)

Internet Software &
Services - (1.7)%
Baidu, Inc. ADR 4,*	(200)	(53,726)
Equinix, Inc. 4,*	(1,000)	(79,940)
SAVVIS, Inc. 4,*	(5,700)	(84,017)
VeriSign, Inc. 4,*	(1,200)	(30,756)

		(248,439)

Leisure Products - (1.8)%
Pool Corporation [4]	(11,639)	(288,065)

Life Sciences Tools &
Services - (1.6)%
AMAG Pharmaceuticals, Inc. 4,*	(1,900)	(82,954)
Exelixis, Inc. 4,*	(4,500)	(28,845)
Luminex Corporation 4,*	(2,500)	(63,725)
Sequenom, Inc. 4,*	(3,810)	(78,524)

		(254,048)

Oil & Gas Exploration &
Production - (0.7)%
BPZ Resources, Inc. 4,*	(5,700)	(107,160)

Pharmaceuticals - (0.9)%
Auxilium Pharmaceuticals, Inc. 4,*	(1,540)	(56,703)
Sepracor, Inc. 4,*	(1,400)	(24,500)
XenoPort, Inc. 4,*	(1,376)	(63,062)

		(144,265)

19	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Alpha Opportunity Series

	Shares	Value
COMMON STOCKS - (25.5)% (continued)
Regional Banks - (0.7)%
PrivateBancorp, Inc. [4]	(2,390)	$(102,770)

Semiconductor Equipment - (0.2)%
Varian Semiconductor Equipment Associates, Inc. 4,*	(1,260)	(33,037)

Semiconductors - (1.1)%
Cree, Inc. 4,*	(4,000)	(109,840)
Rambus, Inc. 4,*	(3,600)	(55,224)

		(165,064)

Soft Drinks - (0.6)%
Hansen Natural Corporation 4,*	(3,250)	(96,232)

Specialized Finance - (0.4)%
CME Group, Inc.	(276)	(68,004)

Specialty Chemicals - (0.3)%
Zoltek Companies, Inc. 4,*	(2,700)	(49,221)

Systems Software - (0.7)%
Red Hat, Inc. 4,*	(2,610)	(46,589)
VMware, Inc. 4,*	(2,400)	(68,592)

		(115,181)

Wireless Telecommunication Services - (1.0)%
Clearwire Corporation 4,*	(2,530)	(28,665)
Leap Wireless International, Inc. 4,*	(1,500)	(65,100)
SBA Communications Corporation 4,*	(2,400)	(69,096)

		(162,861)
TOTAL COMMON STOCKS SOLD SHORT
(proceeds $3,973,206)		$(3,997,533)
	Shares	Value
FOREIGN STOCKS - (23.2)%
Australia - (1.4)%
Aquila Resources, Ltd. 4,*	(2,500)	$(21,907)
Arrow Energy, Ltd. 4,*	(8,900)	(22,965)
Ausenco, Ltd. [4]	(2,100)	(22,658)
Queensland Gas Company, Ltd. 4,*	(12,800)	(49,787)
Riversdale Mining, Ltd. 4,*	(6,700)	(50,985)
Sino Gold Mining, Ltd. 4,5,*	(8,600)	(35,368)
Western Areas NL 4,*	(6,200)	(44,457)

		(248,127)

Austria - (2.8)%
bwin Interactive Entertainment AG 4,*	(1,600)	(45,582)
Erste Group Bank AG [4]	(5,200)	(319,536)
Intercell AG 4,*	(1,900)	(74,840)

		(439,958)

Bermuda - (0.1)%
C C Land Holdings, Ltd. [4]	(50,000)	(13,945)

Canada - (1.5)%
Agnico-Eagle Mines, Ltd. [4]	(1,800)	(119,002)
Silver Wheaton Corporation 4,*	(6,100)	(64,046)
Trican Well Service, Ltd. [4]	(2,000)	(34,043)

		(217,091)

	Shares	Value
FOREIGN STOCKS - (23.2)% (continued)
China - (1.7)%
Anhui Conch Cement Company, Ltd. [4]	(4,500)	$(20,259)
Beijing Capital International Airport Company, Ltd. [4]	(218,000)	(188,550)
China Communications Construction Company, Ltd. [4]	(15,000)	(15,536)
China National Building Material Company, Ltd. [4]	(14,700)	(19,910)
China National Materials Company, Ltd. 4,*	(34,400)	(17,537)

		(261,792)

Germany - (3.8)%
Premiere AG 4,*	(4,000)	(65,668)
Volkswagen AG [4]	(1,300)	(539,375)

		(605,043)

Gibraltar - (0.3)%
PartyGaming plc [4]	(15,200)	(57,210)

Hong Kong - (0.4)%
China Merchants Holdings International Company, Ltd. [4]	(3,100)	(11,047)
Franshion Properties China, Ltd. [4]	(79,400)	(22,104)
Fushan International Energy Group, Ltd. 4,*	(66,000)	(23,727)

		(56,878)

Ireland - (0.2)%
Ryanair Holdings plc 4,*	(9,600)	(35,971)

Isle Of Man - (0.3)%
Genting International plc 4,*	(124,900)	(41,123)

Japan - (3.3)%
Access Company, Ltd. 4,*	(17)	(32,755)
Aeon Mall Company, Ltd. [4]	(1,700)	(52,093)
Aozora Bank, Ltd. [4]	(16,300)	(26,250)
Japan Steel Works, Ltd. [4]	(1,500)	(20,809)
Marui Group Company, Ltd. [4]	(29,100)	(219,527)
Mizuho Financial Group, Inc. [4]	(11,000)	(45,461)
Mizuho Trust & Banking Company, Ltd. [4]	(17,700)	(24,682)
Modec, Inc. [4]	(900)	(23,195)
Monex Group, Inc. [4]	(78)	(27,384)
Tokyo Broadcasting System, Inc. [4]	(1,300)	(21,836)
Toyo Tanso Company, Ltd. [4]	(500)	(27,007)

		(520,999)

Norway - (0.2)%
Sevan Marine ASA 4,*	(5,900)	(30,951)

Portugal - (3.0)%
BRISA [4]	(44,400)	(461,804)

Spain - (0.3)%
Zeltia S.A. [4]	(8,000)	(54,559)

Sweden - (2.5)%
Electrolux AB [4]	(30,100)	(395,762)

Switzerland - (0.9)%
Basilea Pharmaceutica 4,*	(500)	(83,364)
Meyer Burger Technology AG 4,*	(200)	(49,878)

		(133,242)

20	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unadited)	Security Equity Fund Alpha Opportunity Series

	Shares	Value
FOREIGN STOCKS - (23.2)% (continued)
United Kingdom - (0.5)%
Imperial Energy Corporation plc 4,*	(3,900)	$(77,681)

TOTAL FOREIGN STOCKS SOLD SHORT
(proceeds $3,495,580)		$(3,652,136)
TOTAL SECURITIES SOLD SHORT - (48.7%)
(proceeds $7,468,786)		$(7,649,669)

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $23,017,253.

ADR	American Depositary Receipt
plc	Public Limited Company

* Non-income producing security

1 Security is segregated as collateral for open short positions.

2 Security is deemed illiquid. The total market value of illiquid securities is $5,581,800 (cost $8,577,438), or 35.5% of total net assets. The securities were liquid at time of purchase. This security is deemed illiquid due to the Series exposure to Lehman Brothers International Europe ("LBIE") prime brokerage services.

3 Security is segregated as collateral for open futures contracts.

4 Security is fair valued by the Valuation Committee at March 31, 2009. The total market value of fair valued securities amounts to $(7,341,377) (cost $(7,166,694)), or (46.7%) of total net assets.

5 Security is a PFIC (Passive Foreign Investment Company).

21	The accompanying notes are an integral part of the financial statements

Security Equity Fund Alpha Opportunity Series (unaudited)

Statement of Assets and Liabilities March 31, 2009
Assets:
Investments, at value*	$19,412,255
Cash	93,863
Cash denominated in a foreign currency, at value***	544,332
Restricted cash	708,516
Restricted cash denominated in a foreign currency, at value****	2,668,108
Receivables:
Fund shares sold	6
Securities sold	822,985
Interest	549
Dividends	24,458
Variation margin	31,500
Security Investors	6,665
Prepaid expenses	34,757

Total assets	24,347,994

Liabilities:
Securities sold short, at value**	7,649,669
Payable for:
Securities purchased	705,752
Fund shares redeemed	195,085
Dividends on short sales	7,126
Management fees	16,433
Transfer agent/maintenance fees	3,531
Administration fees	5,572
Professional fees	35,710
12b-1 distribution plan fees	4,973
Directors’ fees	1,286

Total liabilities	8,625,137

Net assets	$15,722,857

Net assets consist of:
Paid in capital	$35,266,071
Accumulated net investment loss	(93,055)
Accumulated net realized loss on sale of investments and foreign currency transactions	(16,026,684)
Net unrealized depreciation in value of investments and translation of assets and liabilities in foreign currencies	(3,423,475)

Net assets	$15,722,857

Class A:
Capital shares outstanding (unlimited number of shares authorized)	1,564,269
Net assets	$10,072,699
Net asset value and redemption price per share	$6.44

Maximum offering price per share (net asset value divided by 94.25%)	$6.83

Class B:
Capital shares outstanding (unlimited number of shares authorized)	246,301
Net assets	$1,495,198
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.07

Class C:
Capital shares outstanding (unlimited number of shares authorized)	334,772
Net assets	$2,027,733
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.06

Class Institutional:
Capital shares outstanding (unlimited number of shares authorized)	241,294
Net assets	$2,127,227
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$8.82

*Investments, at cost	$22,698,801
**Securities sold short, proceeds	7,468,786
***Cash denominated in a foreign currency, at cost	571,928
****Restricted cash denominated in a foreign currency, at cost	2,803,373

Statement of Operations For the Six Months Ended March 31, 2009
Investment Income:
Dividends (net of foreign withholding tax of $1,176)	$151,844
Interest	33,077

Total investment income	184,921

Expenses:
Management fees	140,140
Transfer agent/maintenance fees	78,577
Administration fees	25,889
Custodian fees	16,009
Directors' fees	1,097
Professional fees	94,951
Reports to shareholders	6,342
Registration fees	19,806
Other expenses	2,913
Dividends on short sales	6,897
12b-1 distribution fees - Class A	18,552
12b-1 distribution fees - Class B	12,263
12b-1 distribution fees - Class C	14,354

Total expenses	437,790
Less:
Reimbursement of expenses - Class A	(120,157)
Reimbursement of expenses - Class B	(19,401)
Reimbursement of expenses - Class C	(25,233)
Reimbursement of expenses - Institutional Class	(24,871)
Earnings credits applied	(5,723)

Net expenses	242,405

Net investment loss	(57,484)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(8,880,819)
Securities sold short	205,505
Foreign currency transactions	(146,295)
Futures	(3,881,478)

Net realized loss	(12,703,087)

Net unrealized appreciation (depreciation) during the period on:
Investments	344,825
Securities sold short	(255,763)
Futures	1,114,290
Translation of assets and liabilities in foreign currencies	(75,027)

Net unrealized appreciation	1,128,325

Net loss	(11,574,762)

Net decrease in net assets resulting from operations	$(11,632,246)

22	The accompanying notes are an integral part of the financial statements

Security Equity Fund Alpha Opportunity Series
Statement of Changes in Net Assets

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30, 2008

Increase (decrease) in net assets from operations:
Net investment loss	$(57,484)	$(630,670)
Net realized loss during the period on investments and foreign currency transactions	(12,703,087)	(1,900,322)
Net unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities in foreign currencies	1,128,325	(5,203,245)

Net (decrease) in net assets resulting from operations	(11,632,246)	(7,734,237)

Distributions to shareholders from:
Net realized gain
Class A	–	(4,624,275)
Class B	–	(730,879)
Class C	–	(959,211)
Return of capital
Class A	–	(508,721)
Class B	–	(80,405)
Class C	–	(105,524)

Total distributions to shareholders	–	(7,009,015)

Capital share transactions:
Proceeds from sale of shares
Class A	1,465,581	20,613,127
Class B	3,368	5,409,786
Class C	7,885	3,698,851
Institutional Class	4,976,825	–
Distributions reinvested
Class A	–	5,033,793
Class B	–	802,594
Class C	–	960,779
Cost of shares redeemed
Class A	(13,689,380)	(9,305,440)
Class B	(2,453,883)	(2,099,606)
Class C	(1,492,902)	(1,872,076)
Institutional Class	(2,402,560)	–

Net increase (decrease) from capital share transactions	(13,585,066)	23,241,808

Net increase (decrease) in net assets	(25,217,312)	8,498,556

Net assets:
Beginning of period	40,940,169	32,441,613

End of period	$15,722,857	$40,940,169

Accumulated net investment loss at end of period	$(93,055)	$(35,571)

Capital share activity:
Shares sold
Class A	200,512	1,869,043
Class B	152	505,963
Class C	789	335,936
Institutional Class	502,377	–
Shares reinvested
Class A	–	463,090
Class B	–	77,545
Class C	–	92,829
Shares redeemed
Class A	(1,903,617)	(863,491)
Class B	(361,665)	(210,696)
Class C	(222,460)	(186,349)
Institutional Class	(261,083)	–

23	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Alpha Opportunity Series

Class A	Six Months Ended March 31, 2009	[a]	2008	[b]	2007	2006	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$9.37		$13.94		$12.23	$12.37	$11.79	$10.21
Income (loss) from investment operations:
Net investment loss[c]	(0.01)		(0.16)		(0.01)	(0.06)	(0.10)	(0.16)
Net gain (loss) on securities (realized and unrealized)	(2.92)		(1.68)		2.99	0.93	1.50	2.33
Total from investment operations	(2.93)		(1.84)		2.98	0.87	1.40	2.17
Less distributions:
Distributions from realized gains	–		(2.57)		(1.27)	(1.01)	(0.82)	(0.59)
Return of capital	–		(0.16)		–	–	–	–
Total distributions	–		(2.73)		(1.27)	(1.01)	(0.82)	(0.59)
Net asset value, end of period	$6.44		$9.37		$13.94	$12.23	$12.37	$11.79

Total Return [d]	(31.20%)		(15.99%)		26.10%	7.39%	12.26%	21.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,073		$30,615		$25,072	$20,595	$14,622	$6,556
Ratios to average net assets:
Net investment loss	(0.36%)		(1.44%)		(0.08%)	(0.50%)	(0.83%)	(1.48%)
Total expenses[e]	3.68%		3.41% [f]		2.88%	3.20%	2.94%	3.57%
Net expenses[g]	1.95%		3.16% [h]		2.68%	3.01%	2.86%	2.78%
Net expenses prior to custodian earning credits and net of expense waivers	1.99%		3.32% [i]		2.88%	3.10%	2.86%	2.79%
Net expenses prior to performance fee adjustment[j]	N/A		2.75% [k]		2.77%	2.82%	2.78%	2.78%
Portfolio turnover rate	269%		1,248%		1,697%	1,302%	1,502%	1,175%

Class B	Six Months Ended March 31, 2009	[a]	2008	[b]	2007	2006	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$8.87		$13.42		$11.90	$12.15	$11.68	$10.20
Income (loss) from investment operations:
Net investment loss[c]	(0.04)		(0.23)		(0.09)	(0.15)	(0.18)	(0.25)
Net gain (loss) on securities (realized and unrealized)	(2.76)		(1.59)		2.88	0.91	1.47	2.32
Total from investment operations	(2.80)		(1.82)		2.79	0.76	1.29	2.07
Less distributions:
Distributions from realized gains	–		(2.57)		(1.27)	(1.01)	(0.82)	(0.59)
Return of capital	–		(0.16)		–	–	–	–
Total distributions	–		(2.73)		(1.27)	(1.01)	(0.82)	(0.59)
Net asset value, end of period	$6.07		$8.87		$13.42	$11.90	$12.15	$11.68

Total Return [d]	(31.41%)		(16.66%)		25.14%	6.56%	11.39%	20.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,495		$5,391		$3,154	$4,846	$4,106	$2,324
Ratios to average net assets:
Net investment loss	(1.12%)		(2.18%)		(0.77%)	(1.24%)	(1.60%)	(2.25%)
Total expenses[e]	4.38%		4.16% [f]		3.59%	3.95%	3.69%	4.29%
Net expenses[g]	2.70%		3.89% [h]		3.39%	3.76%	3.61%	3.53%
Net expenses prior to custodian earning credits and net of expense waivers	2.80%		4.04% [i]		3.59%	3.85%	3.61%	3.53%
Net expenses prior to performance fee adjustment[j]	N/A		3.49% [k]		3.51%	3.57%	3.53%	3.53%
Portfolio turnover rate	269%		1,248%		1,697%	1,302%	1,502%	1,175%

24	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Alpha Opportunity Series

Class C	Six Months Ended March 31, 2009	[a]	2008	[b]	2007	2006	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$8.87		$13.43		$11.90	$12.15	$11.68	$10.20
Income (loss) from investment operations:
Net investment loss[c]	(0.04)		(0.23)		(0.10)	(0.15)	(0.18)	(0.25)
Net gain (loss) on securities (realized and unrealized)	(2.77)		(1.60)		2.90	0.91	1.47	2.32
Total from investment operations	(2.81)		(1.83)		2.80	0.76	1.29	2.07
Less distributions:
Distributions from realized gains	–		(2.57)		(1.27)	(1.01)	(0.82)	(0.59)
Return of capital	–		(0.16)		–	–	–	–
Total distributions	–		(2.73)		(1.27)	(1.01)	(0.82)	(0.59)
Net asset value, end of period	$6.06		$8.87		$13.43	$11.90	$12.15	$11.68

Total Return [d]	(31.60%)		(16.63%)		25.24%	6.56%	11.39%	20.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,028		$4,935		$4,216	$5,576	$7,813	$3,143
Ratios to average net assets:
Net investment loss	(1.09%)		(2.21%)		(0.77%)	(1.18%)	(1.58%)	(2.24%)
Total expenses[e]	4.56%		4.16% [f]		3.60%	3.95%	3.68%	4.30%
Net expenses[g]	2.70%		3.93% [h]		3.40%	3.75%	3.61%	3.53%
Net expenses prior to custodian earning credits and net of expense waivers	2.80%		4.09% [i]		3.60%	3.83%	3.61%	3.53%
Net expenses prior to performance fee adjustment[j]	N/A		3.51% [k]		3.51%	3.57%	3.53%	3.53%
Portfolio turnover rate	269%		1,248%		1,697%	1,302%	1,502%	1,175%

Institutional Class	Year Ended March 31, 2009[l]
Per Share Data
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income[c]	0.02
Net gain on securities (realized and unrealized)	(1.20)

Total from investment operations	(1.18)
Net asset value, end of period	$8.82

Total Return	(11.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,127
Ratios to average net assets:
Net investment income	0.49%
Total expenses[e]	4.00%
Net expenses[g]	1.70%
Net expenses prior to custodian earning credits and net of expense waivers	1.80%
Net expenses prior to performance fee adjustment[j]	N/A
Portfolio turnover rate	269%

25	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund Alpha Opportunity Series

a Unaudited figures for the six months ended March 31, 2009. Percentage amounts for the period, except total return, have been annualized.

b Security Global Investors, LLC (SGI) became the sub-adviser of 37.5% of the assets of the Alpha Opportunity Series effective August 18, 2008. Also effective August 18, 2008, Mainstream Investment Advisers, LLC (Mainstream) sub-advises 37.5% of the assets and Security Investors, LLC (SI) manages 25% of the assets. Prior to August 18, 2008, SI paid Mainstream sub-advisory fees for 60% of the assets. SI managed the remaining 40% of the assets.

c Net investment income (loss) was computed using average shares outstanding throughout the period.

d Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.

e Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

f The Series has restated its financial highlights in order to properly present the Series' total expense ratios. The effect of this restatement was to increase the ratios of total expenses to average net assets by 0.45% for Class A, 1.03% for Class B and 0.14% for Class C.

g Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

h The Series has restated this ratio in order to properly present the Series' net expense ratios. The effect of this restatement was to increase the ratios of net expenses to average net assets by 0.41% for Class A, 0.96% for Class B and 0.13% for Class C.

i The Series has restated this ratio in order to properly present the Series' net expense ratios prior to custodian earning credits and net of expense waivers. The effect of this restatement was to increase the ratios of net expenses prior to custodian earning credits and net of expense waivers to average net assets by 0.44% for Class A, 1.00% for Class B and 0.14% for Class C.

j Net expenses prior to performance fee adjustment reflect ratios after voluntary expense waivers, reimbursements, custodian earnings credits, and before performance fees adjustments, as applicable.

k The Series has restated this ratio in order to properly present the Series' net expense ratios prior to performance fee adjustment. The effect of this restatement was to increase the ratios of net expenses prior to performance fee adjustment to average net assets by 0.36% for Class A, 0.87% for Class B and 0.11% for Class C.

l The Institutional Class of Alpha Opportunity Series was initially capitalized on November 7, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

26	The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

27

Performance Summary March 31, 2009	Security Equity Fund Equity Series (unaudited)

PERFORMANCE

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Equity Series on March 31, 1999, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500 Index is a capitalization capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index on market performance.

Average Annual Returns

Periods Ended 3-31-09	1 Year	5 Years	10 Years

A Shares	(38.80%)	(7.77%)	(6.16%)
A Shares with sales charge	(42.30%)	(8.85%)	(6.71%)
B Shares	(39.29%)	(8.47%)	(6.79%)
B Shares with CDSC	(42.32%)	(8.71%)	(6.79%)
C Shares	(39.30%)	(8.47%)	(6.98%)
C Shares with CDSC	(39.91%)	(8.47%)	(6.98%)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-09
Consumer Discretionary	10.33%
Consumer Staples	10.89
Energy	9.80
Financials	8.86
Health Care	12.17
Industrials	16.15
Information Technology	18.26
Materials	6.34
Telecommunication Services	0.55
Utilities	2.22
Exchange Traded Funds	0.95
Cash & Other Assets, Less Liabilities	3.48
Total Net Assets	100.00%

28	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Equity Fund Equity Series (unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses
	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009 [1]	Expenses Paid During Period [2]
Equity Series - Class A
Actual	$1,000.00	$711.14	$6.53
Hypothetical	1,000.00	1,017.30	7.70
Equity Series - Class B
Actual	1,000.00	708.52	9.71
Hypothetical	1,000.00	1,013.56	11.45
Equity Series - Class C
Actual	1,000.00	708.94	9.71
Hypothetical	1,000.00	1,013.56	11.45

1 The actual ending account value is based on the actual total return of the Series for the period October 1, 2008 to March 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2008 to March 31, 2009 was (28.89%), (29.15%) and (29.11%), for Class A, B and C shares, respectively.

2 Expenses are equal to the Series annualized expense ratio (1.53%, 2.28% and 2.29% for Class A, B, and C shares, respectively), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

29

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Equity Series

	Shares	Value
COMMON STOCKS - 96.5%
Advertising - 1.3%
Omnicom Group, Inc.	80,200	$1,876,680

Aerospace & Defense - 2.8%
Honeywell International, Inc.	77,770	2,166,672
United Technologies Corporation	42,700	1,835,246

		4,001,918

Air Freight & Logistics - 1.5%
FedEx Corporation	49,200	2,188,908

Asset Management & Custody Banks - 1.6%
Bank of New York Mellon Corporation	83,245	2,351,671

Biotechnology - 1.8%
Gilead Sciences, Inc. *	55,385	2,565,433

Broadcasting - 0.1%
CBS Corporation	47,000	184,240

Building Products - 0.8%
USG Corporation *	151,800	1,155,198

Cable & Satellite - 0.3%
Time Warner Cable, Inc.	15,487	384,085

Communications Equipment - 2.4%
Qualcomm, Inc.	89,895	3,497,814

Computer Hardware - 5.9%
Apple, Inc. *	25,640	2,695,277
Dell, Inc. *	168,350	1,595,958
Hewlett-Packard Company	127,735	4,095,184

		8,386,419

Construction Materials - 0.6%
Vulcan Materials Company	19,400	859,226

Consumer Finance - 0.2%
First Marblehead Corporation *	173,842	224,256

Data Processing & Outsourced Services - 2.0%
Western Union Company	232,200	2,918,754

Department Stores - 2.7%
JC Penney Company, Inc.	84,300	1,691,901
Kohl's Corporation *	54,850	2,321,252

		4,013,153

Diversified Banks - 1.2%
U.S. Bancorp	57,521	840,382
Wells Fargo & Company	59,900	852,976

		1,693,358

Diversified Chemicals - 0.3%
Dow Chemical Company	49,600	418,128

Drug Retail - 3.3%
CVS Caremark Corporation	173,635	4,773,226

	Shares	Value
COMMON STOCKS - 96.5% (continued)
Electric Utilities - 1.7%
Edison International	86,500	$2,492,065

Electrical Components & Equipment - 1.6%
Emerson Electric Company	82,430	2,355,849

Electronic Manufacturing Services - 0.7%
Tyco Electronics, Ltd.	85,600	945,024

Exchange Traded Funds - 0.9%
iShares Russell 1000 Value Index Fund	17,100	694,089
iShares S&P 500 Value Index Fund	18,300	680,760

		1,374,849

Fertilizers & Agricultural Chemicals - 3.2%
Monsanto Company	28,860	2,398,266
Mosaic Company	53,945	2,264,611

		4,662,877

General Merchandise Stores - 1.4%
Target Corporation	60,350	2,075,437

Health Care Equipment - 1.9%
Covidien, Ltd.	33,800	1,123,512
Hospira, Inc. *	52,700	1,626,322

		2,749,834

Health Care Services - 1.1%
Medco Health Solutions, Inc. *	39,400	1,628,796

Home Entertainment Software - 2.0%
Activision Blizzard, Inc. *	276,585	2,893,079

Home Improvement Retail - 1.8%
Lowe's Companies, Inc.	139,800	2,551,350

Hypermarkets & Super Centers - 5.2%
Costco Wholesale Corporation	42,500	1,968,600
Wal-Mart Stores, Inc.	106,830	5,565,843

		7,534,443

Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. *	41,500	730,400

Industrial Conglomerates - 2.0%
General Electric Company	134,800	1,362,828
McDermott International, Inc. *	117,100	1,567,969

		2,930,797

Industrial Gases - 1.7%
Air Products & Chemicals, Inc.	44,480	2,502,000

Industrial Machinery - 2.1%
Parker Hannifin Corporation	91,250	3,100,675

30	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Equity Series

	Shares	Value
COMMON STOCKS - 96.5% (continued)
Insurance Brokers - 0.9%
AON Corporation	32,900	$1,342,978

Integrated Oil & Gas - 3.9%
Chevron Corporation	29,900	2,010,476
ConocoPhillips	14,400	563,904
Exxon Mobil Corporation	45,700	3,112,170

		5,686,550

Integrated Telecommunication Services - 0.5%
Windstream Corporation	98,400	793,104

Internet Software & Services - 2.5%
Google, Inc. *	10,200	3,550,212

Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc. *	70,170	2,502,964

Managed Health Care - 0.8%
Aetna, Inc.	49,600	1,206,768

Movies & Entertainment - 0.8%
Time Warner, Inc.	61,700	1,190,810

Oil & Gas Drilling - 2.0%
Transocean, Ltd. *	49,010	2,883,748

Oil & Gas Equipment & Services - 0.8%
Halliburton Company	74,300	1,149,421

Oil & Gas Exploration & Production - 2.4%
Chesapeake Energy Corporation	64,400	1,098,664
XTO Energy, Inc.	76,000	2,327,120

		3,425,784

Oil & Gas Storage & Transportation - 0.7%
Williams Companies, Inc.	93,900	1,068,582

Other Diversified Financial Services - 2.5%
JPMorgan Chase & Company [1]	135,105	3,591,091

Packaged Foods & Meats - 1.1%
General Mills, Inc.	32,860	1,639,057

Pharmaceuticals - 4.9%
Pfizer, Inc.	137,720	1,875,746
Schering-Plough Corporation	85,200	2,006,460
Teva Pharmaceutical Industries, Ltd. ADR	69,190	3,117,010

		6,999,216

Property & Casualty Insurance - 2.5%
Berkshire Hathaway, Inc. *	42	3,641,400

	Shares	Value
COMMON STOCKS - 96.5% (continued)
Railroads - 4.2%
Burlington Northern Santa Fe Corporation	57,600	$3,464,641
Union Pacific Corporation	62,500	2,569,375

		6,034,016

Research & Consulting Services - 1.1%
Equifax, Inc.	67,400	1,647,930

Restaurants - 1.9%
McDonald's Corporation	49,410	2,696,304

Semiconductors - 1.3%
Intel Corporation	129,000	1,941,450

Specialty Chemicals - 0.5%
Rohm & Haas Company	9,600	756,864

Systems Software - 1.6%
Oracle Corporation	129,830	2,346,028

Tobacco - 1.3%
Altria Group, Inc.	47,700	764,154
Philip Morris International, Inc.	30,600	1,088,748

		1,852,902
TOTAL COMMON STOCKS
(cost $196,013,240)		$139,967,121
Total Investments - 96.5% (cost $196,013,240)		$139,967,121
Cash & Other Assets, Less Liabilities - 3.5%		5,040,494

Total Net Assets - 100.0%		$145,007,615

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $197,429,798.

ADR  American Depositary Receipt

* Non-income producing security

1 Security is segregated as collateral for open written option contracts.

31	The accompanying notes are an integral part of the financial statements

Security Equity Fund

Equity Series

(unaudited)

Statement of Assets & Liabilities March 31, 2009	Statement of Operations For the Six Months Ended March 31, 2009

Assets:
Investments, at value*	$139,967,121
Cash	5,137,358
Receivables:
Fund shares sold	8,880
Securities sold	464,964
Dividends	274,098
Prepaid expenses	22,884

Total assets	145,875,305

Liabilities:
Payable for:
Securities purchased	191,754
Fund shares redeemed	414,743
Written options, at value (premiums received, $12,355)	4,551
Management fees	87,844
Custodian fees	927
Transfer agent/maintenance fees	24,546
Administration fees	11,247
Professional fees	28,735
12b-1 distribution plan fees	34,378
Directors’ fees	9,935
Other	59,030

Total liabilities	867,690

Net assets	$145,007,615

Net assets consist of:
Paid in capital	$234,674,289
Undistributed net investment income	231,206
Accumulated net realized loss on sale of investments	(33,859,565)
Net unrealized depreciation in value of investments	(56,038,315)

Net assets	$145,007,615

Class A:
Capital shares outstanding (unlimited number of shares authorized)	45,414,386
Net assets	$136,579,071
Net asset value and redemption price per share	$3.01

Maximum offering price per share (net asset value divided by 94.25%)	$3.19

Class B:
Capital shares outstanding (unlimited number of shares authorized)	2,601,702
Net assets	$6,480,823
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$2.49

Class C:
Capital shares outstanding (unlimited number of shares authorized)	722,838
Net assets	$1,947,721
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$2.69

*Investments, at cost	$196,013,240

Investment Income:
Dividends	$1,616,936
Interest	9,939

Total investment income	1,626,875

Expenses:
Management fees	598,411
Transfer agent/maintenance fees	257,066
Administration fees	76,004
Custodian fees	4,646
Directors’ fees	8,345
Professional fees	21,826
Reports to shareholders	23,393
Registration fees	18,285
Other expenses	11,006
12b-1 distribution fees - Class A	187,485
12b-1 distribution fees - Class B	37,016
12b-1 distribution fees - Class C	10,925

Total expenses	1,254,408

Net investment income	372,467

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(31,960,294)
Options written	125,094

Net realized loss	(31,835,200)

Net unrealized appreciation (depreciation) during the period on:
Investments	(31,602,154)
Options written	7,804

Net unrealized depreciation	(31,594,350)

Net loss	(63,429,550)

Net decrease in net assets resulting from operations	$(63,057,083)

32	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Equity Fund Equity Series

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30, 2008

Increase (decrease) in net assets from operations:
Net investment income	$372,467	$282,642
Net realized gain (loss) during the period on investments	(31,835,200)	2,814,005
Net unrealized depreciation during the period on investments	(31,594,350)	(86,550,394)

Net (decrease) in net assets resulting from operations	(63,057,083)	(83,453,747)

Distributions to shareholders from:
Net investment income
Class A	(423,903)	–
Net realized gain
Class A	(565,163)	(44,531,074)
Class B	(33,423)	(3,113,215)
Class C	(9,222)	(746,220)
Return of capital
Class A	–	(519,229)
Class B	–	(36,300)
Class C	–	(8,701)

Total distributions to shareholders	(1,031,711)	(48,954,739)

Capital share transactions:
Proceeds from sale of shares
Class A	3,137,855	9,417,273
Class B	577,575	3,123,443
Class C	456,325	474,151
Distributions reinvested
Class A	906,901	41,061,179
Class B	32,949	3,104,258
Class C	9,093	741,250
Cost of shares redeemed
Class A	(13,214,449)	(44,578,317)
Class B	(1,695,906)	(7,922,053)
Class C	(559,241)	(1,393,139)

Net increase (decrease) from capital share transactions	(10,348,898)	4,028,045

Net decrease in net assets	(74,437,692)	(128,380,441)

Net assets:
Beginning of period	219,445,307	347,825,748

End of period	$145,007,615	$219,445,307

Undistributed net investment income at end of period	$231,206	$282,642

Capital share activity:
Shares sold
Class A	985,482	1,742,458
Class B	218,351	703,548
Class C	155,340	99,582
Shares reinvested
Class A	279,046	7,806,369
Class B	12,203	707,120
Class C	3,114	156,382
Shares redeemed
Class A	(4,228,115)	(8,392,906)
Class B	(636,330)	(1,784,812)
Class C	(200,195)	(295,676)

33	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund Equity Series

Class A	Six Months Ended March 31, 2009	[a]	2008	2007	2006	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$4.26		$6.84	$6.85	$6.58	$6.50	$5.98
Income (loss) from investment operations:
Net investment income (loss)[b]	0.01		0.01	–	(0.01)	0.04	0.01
Net gain (loss) on securities (realized and unrealized)	(1.24)		(1.61)	0.69	0.52	0.49	0.52

Total from investment operations	(1.23)		(1.60)	0.69	0.51	0.53	0.53
Less distributions:
Dividends from net investment income	(0.01)		–	–	(0.04)	–	(0.01)
Distributions from realized gains	(0.01)		(0.97)	(0.70)	(0.20)	(0.45)	–
Return of capital	–		(0.01)	–	–	–	–

Total distributions	(0.02)		(0.98)	(0.70)	(0.24)	(0.45)	(0.01)
Net asset value, end of period	$3.01		$4.26	$6.84	$6.85	$6.58	$6.50

Total Return [c]	(28.89%)		(26.12%)	10.33%	7.88%	8.20%	8.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$136,579		$205,908	$322,850	$371,006	$375,280	$391,384
Ratios to average net assets:
Net investment income (loss)	0.51%		0.15%	0.02%	(0.08%)	0.57%	0.08%
Total expenses[d]	1.53%		1.36%	1.34%	1.34%	1.30%	1.28%
Net expenses[e]	1.53%		1.36%	1.34%	1.34%	1.30%	1.28%
Net expenses prior to custodian earning credits and net of expense waivers	1.53%		1.36%	1.34%	1.34%	1.30%	1.28%
Portfolio turnover rate	70%		111% [f]	20%	34%	32%	28%

Class B	Six Months Ended March 31, 2009	[a]	2008	2007	2006	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$3.53		$5.89	$6.04	$5.83	$5.85	$5.41
Income (loss) from investment operations:
Net investment loss[b]	–		(0.03)	(0.04)	(0.05)	(0.01)	(0.04)
Net gain (loss) on securities (realized and unrealized)	(1.03)		(1.35)	0.59	0.46	0.44	0.48

Total from investment operations	(1.03)		(1.38)	0.55	0.41	0.43	0.44
Less distributions:
Distributions from realized gains	(0.01)		(0.97)	(0.70)	(0.20)	(0.45)	–
Return of capital	–		(0.01)	–	–	–	–

Total distributions	(0.01)		(0.98)	(0.70)	(0.20)	(0.45)	–
Net asset value, end of period	$2.49		$3.53	$5.89	$6.04	$5.83	$5.85

Total Return [c]	(29.15%)		(26.69%)	9.33%	7.16%	7.35%	8.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,481		$10,621	$19,928	$27,842	$39,962	$49,600
Ratios to average net assets:
Net investment loss	(0.25%)		(0.61%)	(0.74%)	(0.83%)	(0.16%)	(0.67%)
Total expenses[d]	2.28%		2.11%	2.09%	2.09%	2.05%	2.03%
Net expenses[e]	2.28%		2.11%	2.09%	2.09%	2.05%	2.03%
Net expenses prior to custodian earning credits and net of expense waivers	2.28%		2.11%	2.09%	2.09%	2.05%	2.03%
Portfolio turnover rate	70%		111% [f]	20%	34%	32%	28%

34	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund Equity Series

Class C	Six Months Ended March 31, 2009[a]	2008	2007	2006	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$3.81	$6.28	$6.39	$6.16	$6.16	$5.69
Income (loss) from investment operations:
Net investment loss[b]	–	(0.03)	(0.05)	(0.05)	(0.01)	(0.04)
Net gain (loss) on securities (realized and unrealized)	(1.11)	(1.46)	0.64	0.48	0.46	0.51

Total from investment operations	(1.11)	(1.49)	0.59	0.43	0.45	0.47
Less distributions:
Distributions from realized gains	(0.01)	(0.97)	(0.70)	(0.20)	(0.45)	–
Return of capital	–	(0.01)	–	–	–	–

Total distributions	(0.01)	(0.98)	(0.70)	(0.20)	(0.45)	–
Net asset value, end of period	$2.69	$3.81	$6.28	$6.39	$6.16	$6.16

Total Return [c]	(29.11%)	(26.79%)	9.45%	7.10%	7.32%	8.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,948	$2,915	$5,048	$5,794	$5,706	$6,329
Ratios to average net assets:
Net investment loss	(0.25%)	(0.60%)	(0.73%)	(0.83%)	(0.18%)	(0.67%)
Total expenses[d]	2.29%	2.11%	2.09%	2.09%	2.05%	2.03%
Net expenses[e]	2.29%	2.11%	2.09%	2.09%	2.05%	2.03%
Net expenses prior to custodian earning credits and net of expense waivers	2.29%	2.11%	2.09%	2.09%	2.05%	2.03%
Portfolio turnover rate	70%	111%[f]	20%	34%	32%	28%

a Unaudited figures for the six months ended March 31, 2009. Percentage amounts for the period, except total return, have been annualized.

b Net investment income (loss) was computed using average shares outstanding throughout the period.

c Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.

d Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

e Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

f Significant variation in the portfolio turnover rate is due to the Investment Manager's appointment of new portfolio managers for the series.

35	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Equity Fund Global Series (unaudited)

PERFORMANCE

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Global Series on March 31, 1999, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The MSCI World Index is an unmanaged capitalization-weighted index that is designed to measure global developed market equity performance.

Portfolio Composition by Sector as of 3-31-09
Consumer Discretionary	5.52%
Consumer Staples	15.79
Energy	9.94
Financials	10.58
Health Care	12.27
Industrials	6.64
Information Technology	11.92
Materials	6.67
Telecommunication Services	4.42
Utilities	3.15
Cash & Other Assets, Less Liabilities	13.10
Total Net Assets	100.00%

Average Annual Returns
Periods Ended 3-31-09	1 Year	5 Years	10 Years
A Shares	(38.49%)	(1.75%)	3.36%
A Shares with sales charge	(42.04%)	(2.91%)	2.75%
B Shares	(38.29%)	(1.78%)	3.07%
B Shares with CDSC	(41.33%)	(2.00%)	3.07%
C Shares	(38.94%)	(2.48%)	2.54%
C Shares with CDSC	(39.54%)	(2.48%)	2.54%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

36	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Equity Fund Global Series (unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses
	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009[1]	Expenses Paid During Period[2]
Global Series -
Class A
Actual	$1,000.00	$738.69	$8.50
Hypothetical	1,000.00	1,015.16	9.85
Global Series -
Class B
Actual	1,000.00	739.79	7.42
Hypothetical	1,000.00	1,016.40	8.60
Global Series -
Class C
Actual	1,000.00	736.29	11.73
Hypothetical	1,000.00	1,011.42	13.59

1 The actual ending account value is based on the actual total return of the Series for the period October 1, 2008 to March 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2008 to March 31, 2009 was (26.13%), (26.02%) and (26.37%), for Class A, B and C shares, respectively.

2 Expenses are equal to the Series annualized expense ratio (1.96%, 1.71% and 2.71% for Class A, B, and C shares, respectively), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

37

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Global Series

	Shares	Value
RIGHT - 0.0%
Spain - 0.00%
Mapfre S.A.	$154,392	$2,051
TOTAL RIGHT
(Cost $1,865)		$2,051
	Shares	Value
COMMON STOCKS - 86.9%
Australia - 0.8%
Caltex Australia, Ltd.	33,400	$206,914
Macquarie Group, Ltd. [1]	24,004	451,457

		658,371

Belgium - 0.5%
UCB S.A.	13,003	383,310

Bermuda - 4.0%
Arch Capital Group, Ltd. *	8,500	457,810
Aspen Insurance Holdings, Ltd.	15,500	348,130
Axis Capital Holdings, Ltd.	16,900	380,926
Endurance Specialty Holdings, Ltd.	16,600	414,004
Validus Holdings, Ltd.	67,053	1,587,815

		3,188,685

Canada - 2.3%
Agnico-Eagle Mines, Ltd.	8,860	509,227
Canadian Imperial Bank of Commerce	15,400	560,355
CGI Group, Inc. *	33,448	270,046
Empire Company, Ltd.	11,798	495,911

		1,835,539

Czech Republic - 0.4%
Telefonica O2 Czech Republic AS	15,272	302,741

Finland - 1.3%
Neste Oil Oyj	46,000	612,315
Wartsila Oyj	19,834	418,681

		1,030,996

France - 3.4%
Nexans S.A. *	8,700	330,317
Pernod-Ricard S.A.	4,251	237,045
Sanofi-Aventis S.A.	10,600	596,782
UBISOFT Entertainment *	69,305	1,266,871
Wendel *	10,548	278,851

		2,709,866

Germany - 0.6%
ThyssenKrupp AG	28,837	504,528

Hong Kong - 1.1%
CNOOC, Ltd.	883,000	874,945

Israel - 0.8%
Check Point Software Technologies *	30,422	675,673

Italy - 1.4%
Enel SpA	124,561	597,777
Prysmian SpA	50,500	503,155

		1,100,932

Japan - 7.6%
JGC Corporation	34,000	383,350
Kubota Corporation	38,000	205,395
Kurita Water Industries, Ltd.	26,700	510,640
Nintendo Company, Ltd.	4,305	1,237,394
Nippon Mining Holdings, Inc.	103,000	405,840

	Shares	Value
COMMON STOCKS - 86.9% (continued)
Japan - 7.6% (continued)
NISSIN FOODS HOLDINGS CO, Ltd.	14,700	$430,693
NTT DoCoMo, Inc.	1,549	2,092,354
Takeda Pharmaceutical Company, Ltd.	12,900	443,120
Yamato Holdings Company, Ltd.	42,000	393,352

		6,102,138

Jersey - 1.4%
Randgold Resources, Ltd. ADR	21,211	1,152,818

Norway - 0.4%
Tandberg ASA	22,800	336,242

Papua New Guinea - 1.8%
Oil Search, Ltd.	393,037	1,437,424

Philippines - 1.0%
Philippine Long Distance Telephone Company ADR	18,695	825,010

Poland - 0.4%
Polski Koncern Naftowy Orlen	50,300	344,164

Spain - 0.9%
Mapfre S.A.	154,392	338,422
Repsol YPF S.A.	24,405	422,447

		760,869

Switzerland - 4.2%
ACE, Ltd.	8,400	339,360
Syngenta AG	9,579	1,930,442
Transocean, Ltd. *	18,825	1,107,663

		3,377,465

United Kingdom - 9.4%
AstraZeneca plc	16,369	575,657
Balfour Beatty plc	54,912	257,837
BG Group plc	63,338	958,772
Cadbury plc	270,300	2,043,879
Diageo plc	36,506	411,966
GKN plc	255,397	251,018
GlaxoSmithKline plc	36,459	568,895
Imperial Tobacco Group plc	70,241	1,580,284
Ladbrokes plc	118,752	311,810
Meggitt plc	142,800	263,287
Prudential plc	68,913	333,219

		7,556,624

United States - 43.2%
Abbott Laboratories	18,145	865,517
Activision Blizzard, Inc. *	103,400	1,081,564
AllianceBernstein Holding, LP	58,100	855,232
Allstate Corporation	12,000	229,800
Altria Group, Inc.	136,752	2,190,767
American Electric Power Company, Inc.	22,400	565,824
Apple, Inc. *	5,185	545,047
Bank of New York Mellon Corporation	18,444	521,043
Bristow Group, Inc. *	12,500	267,875
Carpenter Technology Corporation	15,100	213,212
Cephalon, Inc. *	12,096	823,738
CVS Caremark Corporation	15,700	431,593
Darden Restaurants, Inc.	9,500	325,470
DTE Energy Company	13,900	385,030

38	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Global Series

	Shares	Value
COMMON STOCKS - 86.9% (continued)
United States - 43.2% (continued)
Eaton Corporation	12,100	$446,006
Express Scripts, Inc. *	33,762	1,558,792
Family Dollar Stores, Inc.	15,470	516,234
Frontier Communications Corporation	46,200	331,716
General Electric Company	36,700	371,037
Gilead Sciences, Inc. *	35,657	1,651,632
Google, Inc. *	5,844	2,034,063
H&R Block, Inc.	10,100	183,719
Interactive Brokers Group, Inc. *	55,556	896,118
International Business Machines Corporation	6,480	627,847
Kennametal, Inc.	29,000	470,090
Kimberly-Clark Corporation	42,080	1,940,309
Kroger Company	18,000	381,960
Life Technologies Corporation *	12,800	415,744
Manitowoc Company, Inc.	88,900	290,703
Marvel Entertainment, Inc. *	60,760	1,613,178
Mylan, Inc. *	92,425	1,239,419
NiSource, Inc.	55,400	542,920
Northern Trust Corporation	6,900	412,758
Occidental Petroleum Corporation	14,100	784,665
Olin Corporation	19,100	272,557
Oneok, Inc.	19,500	441,285
Oshkosh Truck Corporation	31,900	215,006
Overseas Shipholding Group, Inc.	8,200	185,894
Owens-Illinois, Inc. *	19,200	277,248
People’s United Financial, Inc.	21,000	377,370
Philip Morris International, Inc.	58,552	2,083,280
Qualcomm, Inc.	28,310	1,101,542
Schnitzer Steel Industries, Inc.	6,500	204,035
Sohu.com, Inc. *	39,788	1,643,642
Universal Health Services, Inc.	8,200	314,388
Valero Energy Corporation	21,000	375,900
Walgreen Company	17,800	462,088
Watson Pharmaceuticals, Inc. *	13,600	423,096
Worthington Industries, Inc.	33,900	295,269

		34,683,222

TOTAL COMMON STOCKS
(Cost $69,132,587)		$69,841,562
	Principal Amount	Value
SHORT TERM INVESTMENTS - 5.9%
State Street General Account U.S.
Government Fund	$4,739,698	$4,739,698

TOTAL SHORT TERM INVESTMENTS
(Cost $4,739,698)		$4,739,698

Total Investments - 92.8%		$74,583,311
(cost $73,874,150)
Cash & Other Assets, Less Liabilities - 7.2%		5,787,442

Total Net Assets - 100.0%		$80,370,753

INVESTMENT CONCENTRATION
At March 31, 2009, the investment diversification of the Series was as follows:
Industry	% of Net Assets	Value
Tobacco	7.4%	$5,854,331
Pharmaceuticals	6.4	5,095,796
Money Markets	5.9	4,739,698

INVESTMENT CONCENTRATION (continued)
Industry	% of Net Assets	Value
Internet Software & Services	4.7%	$3,677,705
Home Entertainment Software	4.5	3,585,829
Wireless Telecommunication Services	3.6	2,917,364
Biotechnology	3.1	2,475,370
Packaged Foods & Meats	3.1	2,474,572
Reinsurance	3.1	2,459,629
Oil & Gas Exploration & Production	2.9	2,312,369
Integrated Oil & Gas	2.7	2,165,884
Oil & Gas Refining & Marketing	2.5	1,945,133
Household Products	2.4	1,940,309
Fertilizers & Agricultural Chemicals	2.4	1,930,442
Industrial Machinery	2.2	1,845,417
Asset Management & Custody Banks	2.2	1,789,033
Gold	2.0	1,662,045
Movies & Entertainment	2.0	1,613,178
Health Care Services	1.9	1,558,792
Communications Equipment	1.8	1,437,784
Property & Casualty Insurance	1.6	1,298,216
Steel	1.5	1,217,044
Computer Hardware	1.5	1,172,894
Electric Utilities	1.5	1,163,601
Oil & Gas Drilling	1.4	1,107,663
Multi-Utilities	1.2	927,950
Specialized Finance	1.1	896,118
Drug Retail	1.1	893,681
Food Retail	1.1	877,871
Electrical Components & Equipment	1.0	833,472
Construction & Farm Machinery & Heavy Trucks	0.9	711,104
Systems Software	0.8	675,673
Industrial Conglomerates	0.8	649,888
Distillers & Vintners	0.8	649,011
Construction & Engineering	0.8	641,187
Integrated Telecommunication Services	0.8	634,457
Diversified Banks	0.8	560,355
General Merchandise Stores	0.6	516,234
Investment Banking & Brokerage	0.5	451,457
Gas Utilities	0.5	441,285
Life Sciences Tools & Services	0.5	415,744
Air Freight & Logistics	0.5	393,352
Thrifts & Mortgage Finance	0.5	377,370
Multi-line Insurance	0.4	338,422
Life & Health Insurance	0.4	333,219
Restaurants	0.4	325,470
Health Care Facilities	0.4	314,388
Casinos & Gaming	0.4	311,810
Metal & Glass Containers	0.3	277,248
Diversified Chemicals	0.3	272,557
IT Consulting & Other Services	0.3	270,046
Oil & Gas Equipment & Services	0.3	267,875
Aerospace & Defense	0.3	263,287
Auto Parts & Equipment	0.3	251,018
Oil & Gas Storage & Transportation	0.2	185,894
Specialized Consumer Services	0.2	183,719
Rights	0.0	2,051

Total Investments	92.8	$74,583,311

39	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Global Series

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $76,492,269.

ADR	American Depositary Receipt
plc	Public Limited Company

* Non-income producing security

1 Security is a PFIC (Passive Foreign Investment Company).

40	The accompanying notes are an integral part of the financial statements

Security Equity Fund

Global Series

(unaudited)

Statement of Assets and Liabilities March 31, 2009
Assets:
Investments, at value*	$74,583,311
Cash denominated in a foreign currency, at value**	157,713

Receivables:
Fund shares sold	32,590
Securities sold	7,202,163
Interest	691
Dividends	338,316
Foreign taxes recoverable	11,052
Prepaid expenses	33,741

Total assets	82,359,577

Liabilities:
Cash overdraft	4,333
Payable for:
Securities purchased	1,719,466
Fund shares redeemed	111,866
Management fees	66,524
Custodian fees	8,530
Transfer agent/maintenance fees	13,926
Administration fees	11,179
Professional fees	13,865
12b-1 distribution plan fees	17,299
Directors’ fees	4,347
Other	17,489

Total liabilities	1,988,824

Net assets	$80,370,753

Net assets consist of:
Paid in capital	$150,293,032
Accumulated net investment loss	(324,707)
Accumulated net realized loss on sale of investments and foreign currency transactions	(70,302,377)
Net unrealized appreciation in value of investments and translation of assets and liabilities in foreign currencies	704,805

Net assets	$80,370,753

Class A:
Capital shares outstanding (unlimited number of shares authorized)	8,662,730
Net assets	$65,601,881
Net asset value and redemption price per share	$7.57

Maximum offering price per share (net asset value divided by 94.25%)	$8.03

Class B:
Capital shares outstanding (unlimited number of shares authorized)	1,558,371
Net assets	$10,268,116
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.59

Class C:
Capital shares outstanding (unlimited number of shares authorized)	681,994
Net assets	$4,500,756
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.60

*Investments, at cost	$73,874,150
**Cash denominated in a foreign currency, at cost	161,082

Statement of Operations For the Six Months Ended March 31, 2009
Investment Income:
Dividends (net of foreign withholding tax of $27,772)	$1,121,279
Interest	2,042

Total investment income	1,123,321

Expenses:
Management fees	430,533
Transfer agent/maintenance fees	149,628
Administration fees	65,548
Custodian fees	30,878
Directors’ fees	4,579
Professional fees	17,198
Reports to shareholders	12,499
Registration fees	18,982
Other expenses	5,926
12b-1 distribution fees - Class A	86,894
12b-1 distribution fees - Class C	26,659

Total expenses	849,324
Less:
Earnings credits applied	(442)

Net expenses	848,882

Net investment income	274,439

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(46,030,922)
Foreign currency transactions	(145,764)

Net realized loss	(46,176,686)

Net unrealized appreciation (depreciation) during the period on:
Investments	16,758,730
Translation of assets and liabilities in foreign currencies	(57,542)

Net unrealized appreciation	16,701,188

Net loss	(29,475,498)

Net decrease in net assets resulting from operations	$(29,201,059)

41	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Equity Fund Global Series

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30, 2008

Increase (decrease) in net assets from operations:
Net investment income	$274,439	$520,278
Net realized loss during the period on investments and foreign currency transactions	(46,176,686)	(17,073,963)
Net unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities in foreign currencies	16,701,188	(24,868,797)

Net decrease in net assets resulting from operations	(29,201,059)	(41,422,482)

Distributions to shareholders from:
Net investment income
Class A	(179,099)	(256,485)
Class B	(82,114)	(137,990)
Net realized gain
Class A	(520,241)	(47,919,890)
Class B	(94,510)	(10,546,794)
Class C	(46,236)	(4,424,426)

Total distributions to shareholders	(922,200)	(63,285,585)

Capital share transactions:
Proceeds from sale of shares
Class A	12,782,263	29,605,642
Class B	1,741,304	4,778,339
Class C	703,068	2,736,093
Distributions reinvested
Class A	692,086	47,766,576
Class B	175,482	10,521,908
Class C	45,624	4,347,344
Cost of shares redeemed
Class A	(12,633,592)	(52,959,002)
Class B	(2,840,220)	(13,096,148)
Class C	(2,123,266)	(4,307,780)

Net increase (decrease) from capital share transactions	(1,457,251)	29,392,972

Net decrease in net assets	(31,580,510)	(75,315,095)

Net assets:
Beginning of period	111,951,263	187,266,358

End of period	$80,370,753	$111,951,263

Accumulated net investment loss at end of period	$(324,707)	$(337,933)

Capital share activity:
Shares sold
Class A	1,566,085	2,084,793
Class B	248,924	352,156
Class C	99,457	213,727
Shares reinvested
Class A	84,093	3,504,518
Class B	24,543	884,938
Class C	6,354	363,187
Shares redeemed
Class A	(1,563,649)	(4,030,409)
Class B	(406,255)	(1,109,871)
Class C	(293,785)	(362,050)

42	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund Global Series

Class A	Six Months Ended March 31, 2009 [a]	2008	2007[b]	2006	2005	Year Ended September 30, 2004 [c]
Per Share Data
Net asset value, beginning of period	$10.35	$20.69	$19.65	$17.47	$13.93	$11.68

Income (loss) from investment operations:
Net investment income (loss)[d]	0.03	0.05	0.06	(0.03)	(0.02)	(0.03)
Net gain (loss) on securities (realized and unrealized)	(2.73)	(3.63)	3.60	2.21	3.56	2.28

Total from investment operations	(2.70)	(3.58)	3.66	2.18	3.54	2.25

Less distributions:
Dividends from net investment income	(0.02)	(0.04)	–	–	–	–
Distributions from realized gains	(0.06)	(6.72)	(2.62)	–	–	–

Total distributions	(0.08)	(6.76)	(2.62)	–	–	–

Net asset value, end of period	$7.57	$10.35	$20.69	$19.65	$17.47	$13.93

Total Return [e]	(26.13%)	(25.16%)	20.07%	12.48%	25.41%	19.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,602	$88,782	$145,158	$119,176	$127,970	$98,450
Ratios to average net assets:
Net investment income (loss)	0.66%	0.33%	0.29%	(0.17%)	(0.14%)	(0.20%)
Total expenses[f]	1.96%	1.73%	1.69%	1.75%	1.73%	1.79%
Net expenses[g]	1.96%	1.72%	1.69%	1.75%	1.73%	1.79%
Net expenses prior to custodian earning credits and net of expense waivers	1.96%	1.73%	1.69%	1.75%	1.73%	1.79%
Portfolio turnover rate	419%	280% [h]	162% [h]	28%	31%	25%

Class B	Six Months Ended March 31, 2009[a,i]	2008[i]	2007[b,i]	2006[i]	2005[i]	Year Ended September 30, 2004[c]
Per Share Data
Net asset value, beginning of period	$9.05	$18.96	$18.17	$16.12	$12.93	$10.93
Income (loss) from investment operations:
Net investment income (loss)[d]	0.03	0.07	0.09	0.02	(0.12)	(0.13)
Net gain (loss) on securities (realized and unrealized)	(2.38)	(3.17)	3.32	2.03	3.31	2.13

Total from investment operations	(2.35)	(3.10)	3.41	2.05	3.19	2.00
Less distributions:
Dividends from net investment income	(0.05)	(0.09)	–	–	–	–
Distributions from realized gains	(0.06)	(6.72)	(2.62)	–	–	–

Total distributions	(0.11)	(6.81)	(2.62)	–	–	–
Net asset value, end of period	$6.59	$9.05	$18.96	$18.17	$16.12	$12.93

Total Return [e]	(26.02%)	(24.91%)	20.36%	12.72%	24.67%	18.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,268	$15,303	$29,659	$27,494	$28,999	$28,360

Ratios to average net assets:
Net investment income (loss)	0.89%	0.55%	0.50%	0.11%	(0.80%)	(1.00%)
Total expenses[f]	1.71%	1.48%	1.44%	1.50%	2.38%	2.54%
Net expenses[g]	1.71%	1.47%	1.44%	1.50%	2.38%	2.54%
Net expenses prior to custodian earning credits and net of expense waivers	1.71%	1.48%	1.44%	1.50%	2.38%	2.54%

Portfolio turnover rate	419%	280% [h]	162% [h]	28%	31%	25%

43	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund Global Series

Class C	Six Months Ended March 31, 2009[a]	2008	2007[b]	2006	2005	Year Ended September 30, 2004[c]
Per Share Data
Net asset value, beginning of period	$9.04	$19.00	$18.37	$16.46	$13.22	$11.17

Income (loss) from investment operations:
Net investment loss[d]	–	(0.05)	(0.09)	(0.15)	(0.13)	(0.13)
Net gain (loss) on securities (realized and unrealized)	(2.38)	(3.18)	3.34	2.06	3.37	2.18

Total from investment operations	(2.38)	(3.23)	3.25	1.91	3.24	2.05

Less distributions:
Distributions from realized gains	(0.06)	(6.73)	(2.62)	–	–	–

Total distributions	(0.06)	(6.73)	(2.62)	–	–	–

Net asset value, end of period	$6.60	$9.04	$19.00	$18.37	$16.46	$13.22

Total Return [e]	(26.37%)	(25.69%)	19.14%	11.60%	24.51%	18.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,501	$7,866	$12,449	$10,361	$8,841	$7,557

Ratios to average net assets:
Net investment loss	(0.13%)	(0.44%)	(0.48%)	(0.87%)	(0.90%)	(1.02%)
Total expenses[f]	2.71%	2.49%	2.44%	2.51%	2.48%	2.54%
Net expenses[g]	2.71%	2.47%	2.44%	2.50%	2.48%	2.54%
Net expenses prior to custodian earning credits and net of expense waivers	2.71%	2.49%	2.44%	2.51%	2.48%	2.54%

Portfolio turnover rate	419%	280% [h]	162% [h]	28%	31%	25%

a Unaudited figures for the six months ended March 31, 2009. Percentage amounts for the period, except total return, have been annualized.

b Security Global Investors, LLC (SGI) became the sub-advisor of the Global Series effective August 1, 2007. Prior to August 1, 2007, Security Investors (SI) paid Oppenheimer Funds for sub-advisory services.

c The financial highlights for the Global Series exclude the historical financial highlights of the International Series Class A, B and C shares. The assets of the International Series were acquired by the Global Series on October 3, 2003.

d Net investment income (loss) was computed using average shares outstanding throughout the period.

e Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.

f Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

g Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

h Significant variation in the portfolio turnover rate is due to the re-alignment of the Series' portfolio following the appointment of SGI as sub-advisor.

i Effective August 25, 2005, Class B shares ceased charging 12b-1 fees in accordance with FINRA sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales exceed the sales cap limit.

44	The accompanying notes are an integral part of the financial statements

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45

Performance Summary March 31, 2009	Security Equity Fund Global Institutional Series (unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in shares of Global Institutional Series on July 11, 2008 (date of inception), and reflects the fees and expenses of the Series and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The MSCI World Index is an unmanaged capitalization-weighted index that is designed to measure global developed market equity performance.

Average Annual Returns
Periods Ended 3-31-09	Since Inception (7-11-08)
Global Institutional Series	(35.46%)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-09
Consumer Discretionary	6.96%
Consumer Staples	19.64
Energy	12.40
Financials	13.28
Health Care	15.32
Industrials	8.22
Information Technology	14.89
Materials	8.17
Telecommunication Services	5.49
Utilities	3.89
Short Term Investments	9.31
Liabilities, Less Cash & Other Assets	(17.57)
Total Net Assets	100.00%

46	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Equity Fund Global Institutional Series (unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Series Expenses
	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009[1]	Expenses Paid During Period[2]
Global Institutional Series
Actual	$1,000.00	$744.40	$5.00
Hypothetical	1,000.00	1,019.20	5.79

1 The actual ending account value is based on the actual total return of the Series for the period October 1, 2008 to March 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2008 to March 31, 2009 was (25.56%).

2 Expenses are equal to the Series annualized expense ratio of 1.15%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

47

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Global Institutional Series

	Shares	Value
RIGHT - 0.0%
Spain - 0.00%
Mapfre S.A.	$10,592	$141
TOTAL RIGHT (Cost $128)		$141
	Shares	Value
COMMON STOCKS - 108.3%
Australia - 1.0%
Caltex Australia, Ltd.	2,300	$14,249
Macquarie Group, Ltd. [1]	1,647	30,976

		45,225

Belgium - 0.6%
UCB S.A.	892	26,295

Bermuda - 5.0%
Arch Capital Group, Ltd. *	600	32,316
Aspen Insurance Holdings, Ltd.	1,100	24,706
Axis Capital Holdings, Ltd.	1,200	27,048
Endurance Specialty Holdings, Ltd.	1,100	27,434
Validus Holdings, Ltd.	4,654	110,207

		221,711

Canada - 2.8%
Agnico-Eagle Mines, Ltd.	580	33,335
Canadian Imperial Bank of Commerce	1,100	40,026
CGI Group, Inc. *	2,296	18,537
Empire Company, Ltd.	820	34,467

		126,365

Czech Republic - 0.5%
Telefonica O2 Czech Republic AS	1,059	20,993

Finland - 1.6%
Neste Oil Oyj	3,200	42,596
Wartsila Oyj	1,361	28,730

		71,326

France - 4.1%
Nexans S.A. *	600	22,780
Pernod-Ricard S.A.	292	16,283
Sanofi-Aventis S.A.	700	39,410
UBISOFT Entertainment *	4,738	86,609
Wendel *	724	19,140

		184,222

Germany - 0.8%
ThyssenKrupp AG	1,978	34,607

Hong Kong - 1.4%
CNOOC, Ltd.	61,000	60,444

Israel - 1.0%
Check Point Software Technologies *	2,093	46,486

Italy - 1.7%
Enel SpA	8,545	41,008
Prysmian SpA	3,500	34,872

		75,880

Japan - 9.4%
JGC Corporation	2,000	22,550
Kubota Corporation	3,000	16,215
Kurita Water Industries, Ltd.	1,800	34,425
Nintendo Company, Ltd.	297	85,367
Nippon Mining Holdings, Inc.	7,000	27,581

	Shares	Value
COMMON STOCKS - 108.3% (continued)
Japan - 9.4% (continued)
NISSIN FOODS HOLDINGS CO, Ltd.	1,000	$29,299
NTT DoCoMo, Inc.	106	143,182
Takeda Pharmaceutical Company, Ltd.	900	30,915
Yamato Holdings Company, Ltd.	3,000	28,097

		417,631

Jersey - 1.8%
Randgold Resources, Ltd. ADR	1,475	80,166

Norway - 0.5%
Tandberg ASA	1,600	23,596

Papua New Guinea - 2.2%
Oil Search, Ltd.	26,931	98,493

Philippines - 1.3%
Philippine Long Distance Telephone Company ADR	1,298	57,281

Poland - 0.5%
Polski Koncern Naftowy Orlen	3,400	23,264

Spain - 1.2%
Mapfre S.A.	10,592	23,217
Repsol YPF S.A.	1,694	29,323

		52,540

Switzerland - 5.3%
ACE, Ltd.	600	24,240
Syngenta AG	655	132,001
Transocean, Ltd. *	1,313	77,257

		233,498

United Kingdom - 11.7%
AstraZeneca plc	1,163	40,900
Balfour Beatty plc	3,831	17,988
BG Group plc	4,345	65,772
Cadbury plc	18,544	140,222
Diageo plc	2,547	28,743
GKN plc	17,819	17,513
GlaxoSmithKline plc	2,439	38,057
Imperial Tobacco Group plc	4,819	108,418
Ladbrokes plc	8,244	21,646
Meggitt plc	10,000	18,437
Prudential plc	4,808	23,248

		520,944

United States - 53.9%
Abbott Laboratories	1,262	60,197
Activision Blizzard, Inc. *	7,200	75,312
AllianceBernstein Holding, LP	4,000	58,880
Allstate Corporation	800	15,320
Altria Group, Inc.	9,379	150,251
American Electric Power Company, Inc.	1,500	37,890
Apple, Inc. *	360	37,843
Bank of New York Mellon Corporation	1,269	35,849
Bristow Group, Inc. *	900	19,287
Carpenter Technology Corporation	1,000	14,120
Cephalon, Inc. *	842	57,340
CVS Caremark Corporation	1,100	30,239
Darden Restaurants, Inc.	700	23,982
DTE Energy Company	1,000	27,700

48	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Global Institutional Series

	Shares	Value
COMMON STOCKS - 108.3% (continued)
United States - 53.9% (continued)
Eaton Corporation	800	$29,488
Express Scripts, Inc. *	2,345	108,269
Family Dollar Stores, Inc.	1,078	35,973
Frontier Communications Corporation	3,200	22,976
General Electric Company	2,600	26,286
Gilead Sciences, Inc. *	2,478	114,781
Google, Inc. *	406	141,313
H&R Block, Inc.	700	12,733
Interactive Brokers Group, Inc. *	3,919	63,213
International Business Machines Corporation	449	43,504
Kennametal, Inc.	2,000	32,420
Kimberly-Clark Corporation	2,920	134,641
Kroger Company	1,257	26,674
Life Technologies Corporation *	900	29,232
Manitowoc Company, Inc.	6,100	19,947
Marvel Entertainment, Inc. *	4,255	112,970
Mylan, Inc. *	6,415	86,026
NiSource, Inc.	3,800	37,240
Northern Trust Corporation	500	29,910
Occidental Petroleum Corporation	1,000	55,650
Olin Corporation	1,300	18,551
Oneok, Inc.	1,300	29,419
Oshkosh Truck Corporation	2,200	14,828
Overseas Shipholding Group, Inc.	600	13,602
Owens-Illinois, Inc. *	1,300	18,772
People’s United Financial, Inc.	1,400	25,158
Philip Morris International, Inc.	4,060	144,455
Qualcomm, Inc.	1,965	76,458
Schnitzer Steel Industries, Inc.	400	12,556
Sohu.com, Inc. *	2,753	113,726
Universal Health Services, Inc.	600	23,004
Valero Energy Corporation	1,400	25,060
Walgreen Company	1,200	31,152
Watson Pharmaceuticals, Inc. *	900	27,999
Worthington Industries, Inc.	2,300	20,033

		2,402,229
TOTAL COMMON STOCKS (Cost $4,786,552)		$4,823,196
	Principal Amount	Value
SHORT TERM INVESTMENTS - 9.3%
State Street General Account U.S. Government Fund	$414,673	$414,673
TOTAL SHORT TERM INVESTMENTS (Cost $414,673)		$414,673
Total Investments - 117.6% (cost $5,201,353)		$5,238,010
Liabilities, Less Cash & Other Assets - (17.6%)		(782,807)

Total Net Assets - 100.0%		$4,455,203

INVESTMENT CONCENTRATION
At March 31, 2009, the investment diversification of the Series was as follows:
Industry	% of Net Assets	Value
Money Markets	9.3%	$414,673
Tobacco	9.1	403,124
Pharmaceuticals	7.9	349,799

INVESTMENT CONCENTRATION (continued)
Industry	% of Net Assets	Value
Internet Software & Services	5.7%	$255,039
Home Entertainment Software	5.5	247,288
Wireless Telecommunication Services	4.5	200,463
Biotechnology	3.9	172,121
Reinsurance	3.8	169,957
Packaged Foods & Meats	3.9	169,521
Oil & Gas Exploration & Production	3.6	158,937
Integrated Oil & Gas	3.4	150,745
Household Products	3.0	134,641
Oil & Gas Refining & Marketing	3.0	132,750
Fertilizers & Agricultural Chemicals	3.0	132,001
Industrial Machinery	2.8	125,063
Asset Management & Custody Banks	2.8	124,639
Gold	2.5	113,501
Movies & Entertainment	2.5	112,970
Health Care Services	2.4	108,269
Communications Equipment	2.2	100,054
Property & Casualty Insurance	2.0	91,314
Computer Hardware	1.8	81,347
Steel	1.8	81,316
Electric Utilities	1.8	78,898
Oil & Gas Drilling	1.8	77,257
Multi-Utilities	1.5	64,940
Specialized Finance	1.4	63,213
Drug Retail	1.4	61,391
Food Retail	1.4	61,141
Electrical Components & Equipment	1.3	57,652
Construction & Farm Machinery & Heavy Trucks	1.2	50,990
Systems Software	1.0	46,486
Industrial Conglomerates	1.0	45,426
Distillers & Vintners	1.0	45,026
Integrated Telecommunication Services	1.0	43,969
Construction & Engineering	0.9	40,538
Diversified Banks	0.9	40,026
General Merchandise Stores	0.8	35,973
Investment Banking & Brokerage	0.7	30,976
Gas Utilities	0.7	29,419
Life Sciences Tools & Services	0.7	29,232
Air Freight & Logistics	0.6	28,097
Thrifts & Mortgage Finance	0.6	25,158
Restaurants	0.5	23,982
Life & Health Insurance	0.5	23,248
Multi-line Insurance	0.5	23,217
Health Care Facilities	0.5	23,004
Casinos & Gaming	0.5	21,646
Oil & Gas Equipment & Services	0.4	19,287
Metal & Glass Containers	0.4	18,772
Diversified Chemicals	0.4	18,551
IT Consulting & Other Services	0.4	18,537
Aerospace & Defense	0.4	18,437
Auto Parts & Equipment	0.4	17,513
Oil & Gas Storage & Transportation	0.3	13,602
Specialized Consumer Services	0.3	12,733
Rights	0.0	141

Total Investments	117.6	$5,238,010

49	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Global Institutional Series

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $5,326,801.

ADR	American Depositary Receipt
plc	Public Limited Company

* Non-income producing security

1 Security is a PFIC (Passive Foreign Investment Company).

50	The accompanying notes are an integral part of the financial statements

Security Equity Fund

Global Institutional Series

(unaudited)

Statement of Assets and

Liabilities

March 31, 2009

Assets:
Investments, at value*	$5,238,010
Cash denominated in a foreign currency, at value**	5,989
Receivables:
Fund shares sold	4,298
Securities sold	499,478
Interest	41
Dividends	23,258
Security Investors	12,053
Foreign taxes recoverable	111
Prepaid expenses	11,657

Total assets	5,794,895

Liabilities:
Cash overdraft	4,723
Payable for:
Fund shares redeemed	1,197,193
Securities purchased	119,679
Management fees	4,632
Administration fees	1,595
Transfer agent/maintenance fees	22
Custodian fees	4,661
Directors’ fees	286
Professional fees	4,090
Other fees	2,811

Total liabilities	1,339,692

Net assets	$4,455,203

Net assets consist of:
Paid in capital	$7,548,863
Undistributed net investment income	30,385
Accumulated net realized loss on sale of investments	(3,160,567)
Net unrealized appreciation in value of investments	36,522

Net assets	$4,455,203

Capital shares authorized	unlimited
Capital shares outstanding	693,468
Net asset value per share (net assets divided by shares outstanding)	$6.42

*Investments, at cost	$5,201,353
**Cash denominated in a foreign currency, at cost	6,064

Statement of Operations

For the Six Months Ended March 31, 2009

Investment Income:
Dividends (net of foreign withholding tax $1,912)	$78,570
Interest	(300)

Total investment income	78,270

Expenses:
Management fees	29,162
Administration fees	5,707
Transfer agent/maintenance fees	191
Custodian fees	18,779
Directors’ fees	308
Professional fees	6,625
Reports to shareholders	2,358
Registration fees	10,701
Other	1,503

Total expenses	75,334
Less:
Reimbursement of expenses	(41,801)

Net expenses	33,533

Net investment income	44,737

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(2,762,940)
Foreign currency transactions	(11,962)

Net realized loss	(2,774,902)

Net unrealized appreciation (depreciation) during the period on:
Investments	813,247
Translation of assets and liabilities in foreign currencies	(3,309)

Net unrealized appreciation	809,938

Net realized and unrealized loss	(1,964,964)

Net decrease in net assets resulting from operations	$(1,920,227)

51	The accompanying notes are an integral part of the financial statements

Security Equity Fund
Statement of Changes in Net Assets	Global Institutional Series

	Six Months Ended March 31, 2009 (unaudited)	Period Ended September 30, 2008*

Increase (decrease) in net assets from operations:
Net investment income	$44,737	$14,698
Net realized loss during the period on investments	(2,774,902)	(393,406)
Net unrealized appreciation (depreciation) during the period on investments	809,938	(773,416)

Net decrease in net assets resulting from operations	(1,920,227)	(1,152,124)

Distributions to shareholders from:
Net investment income	(21,309)	–

Total distributions to shareholders	(21,309)	–

Capital share transactions:
Proceeds from sale of shares	1,203,800	8,934,232
Dividends reinvested	20,899	–
Cost of shares redeemed	(2,209,959)	(400,109)

Net increase (decrease) from capital share transactions	(985,260)	8,534,123

Net increase (decrease) in net assets	(2,926,796)	7,381,999

Net assets:
Beginning of period	7,381,999	–

End of period	$4,455,203	$7,381,999

Undistributed net investment income at end of period	$30,385	$6,957

Capital share activity:
Shares sold	177,113	893,198
Shares reinvested	2,999	–
Shares redeemed	(338,433)	(41,409)

Total capital share activity	(158,321)	851,789

* For the period July 11, 2008 (commencement of operations) to September 30, 2008.

52	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund Global Institutional Series

	Six Months Ended March 31, 2009[a]	Period Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$8.67	$10.00

Income (loss) from investment operations:
Net investment income[c]	0.05	0.02
Net loss on securities (realized and unrealized)	(2.27)	(1.35)

Total from investment operations	(2.22)	(1.33)

Less distributions:
Dividends from net investment income	(0.03)	–

Total distributions	(0.03)	–
Net asset value, end of period	$6.42	$8.67

Total Return	(25.56%)	(13.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,455	$7,382

Ratios to average net assets:
Net investment income	1.53%	0.87%
Total expenses[d]	2.58%	1.97%
Net expenses[e]	1.15%	1.15%
Net expenses prior to custodian earnings credits and net of expense waivers	1.15%	1.15%
Portfolio turnover rate	430%	325%

a Unaudited figures for the six months ended March 31, 2009. Percentage amounts, except total return, have been annualized.

b Security Global Institutional Series was initially capitalized on July 11, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

c Net investment income (loss) was computed using average shares outstanding throughout the period.

d Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

e Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

53	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Equity Fund Mid Cap Value Series (unaudited)

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of Mid Cap Value Series on March 31, 1999, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2500 Value Index is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation.

Average Annual Returns
Periods Ended 3-31-09	1 Year	5 Years	10 Years
A Shares	(26.24%)	1.13%	9.87%
A Shares with sales charge	(30.48%)	(0.06%)	9.22%
B Shares	(26.81%)	0.37%	9.12%
B Shares with CDSC	(29.97%)	0.15%	9.12%
C Shares	(26.83%)	0.37%	8.95%
C Shares with CDSC	(27.47%)	0.37%	8.95%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-09
Consumer Discretionary	5.83%
Consumer Staples	6.08
Energy	10.03
Financials	15.04
Health Care	4.20
Industrials	17.08
Information Technology	13.66
Materials	9.08
Utilities	12.13
Exchange Traded Funds	2.05
Convertible Bonds	1.19
Commercial Paper	0.79
Repurchase Agreement	2.83
Cash & Other Assets, Less Liabilities	0.01
Total Net Assets	100.00%

54	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Equity Fund Mid Cap Value Series (unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses
	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009 [1]	Expenses Paid During Period [2]
Mid Cap Value
Series - Class A
Actual	$1,000.00	$732.39	$6.57
Hypothetical	1,000.00	1,017.35	7.64
Mid Cap Value
Series - Class B
Actual	1,000.00	729.88	9.79
Hypothetical	1,000.00	1,013.61	11.40
Mid Cap Value
Series - Class C
Actual	1,000.00	729.39	9.79
Hypothetical	1,000.00	1,013.61	11.40

1 The actual ending account value is based on the actual total return of the Series for the period October 1, 2008 to March 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2008 to March 31, 2009 was (26.76%), (27.01%) and (27.06%), for Class A, B and C shares, respectively.

2 Expenses are equal to the Series annualized expense ratio (1.52%, 2.27% and 2.27% for Class A, B, and C shares, respectively), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

55

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Mid Cap Value Series

	Shares	Value
COMMON STOCKS - 95.2%
Apparel Retail - 2.6%
Brown Shoe Company, Inc.	879,500	$3,298,125
Chico’s FAS, Inc. *	1,790,100	9,612,837
Talbots, Inc.	1,029,000	3,611,790

		16,522,752

Apparel, Accessories & Luxury
Goods - 1.8%
Fossil, Inc. *	236,700	3,716,190
Maidenform Brands, Inc. *	635,900	5,824,844
Oxford Industries, Inc.	318,300	1,963,911

		11,504,945

Application Software - 0.2%
PLATO Learning, Inc. 1,*	845,700	1,505,346

Auto Parts & Equipment - 0.0%
HydroGen Corporation 1,2,*	1,265,700	25,314

Biotechnology - 0.1%
Combinatorx, Inc. *	866,300	537,106

Building Products - 0.4%
Trex Company, Inc. *	359,900	2,746,037

Coal & Consumable Fuels - 2.3%
Evergreen Energy, Inc. *	3,905,700	5,436,734
USEC, Inc. *	1,822,100	8,746,080

		14,182,814

Communications Equipment - 1.2%
EF Johnson Technologies, Inc. 1,*	870,000	652,500
Symmetricom, Inc. 1,*	1,910,270	6,685,945

		7,338,445

Computer Storage & Peripherals - 0.4%
STEC, Inc. *	307,300	2,264,801

Construction & Engineering - 5.3%
Insituform Technologies, Inc. *	824,300	12,892,052
Quanta Services, Inc. *	437,100	9,375,795
URS Corporation *	269,190	10,877,968

		33,145,815

Construction Materials - 1.5%
Eagle Materials, Inc.	400,100	9,702,425

Consumer Finance - 0.3%
First Marblehead Corporation *	1,443,431	1,862,026

Data Processing & Outsourced
Services - 5.8%
Affiliated Computer Services, Inc. *	250,300	11,986,867
Computer Sciences Corporation *	670,500	24,701,220

		36,688,087

Electric Utilities - 7.3%
Allete, Inc.	194,557	5,192,726
Empire District Electric Company	189,566	2,737,333
Great Plains Energy, Inc.	875,400	11,791,638
Northeast Utilities	378,900	8,180,451
Pepco Holdings, Inc.	408,400	5,096,832
Westar Energy, Inc.	739,800	12,968,694

		45,967,674

	Shares	Value
COMMON STOCKS - 95.2% (continued)
Electrical Components &
Equipment - 0.9%
Power-One, Inc. 1,2,*	5,626,300	$4,951,144
UQM Technologies, Inc. 1,*	517,722	849,064

		5,800,208

Electronic Manufacturing Services - 1.6%
Maxwell Technologies, Inc. 1,2,*	1,446,000	10,049,700

Exchange Traded Funds - 2.0%
iShares Russell 2000 Value Index Fund	97,600	3,851,296
iShares S&P MidCap 400	204,700	9,045,693

		12,896,989

Forest Products - 0.7%
Louisiana-Pacific Corporation	2,014,300	4,491,889

Gas Utilities - 1.8%
Atmos Energy Corporation	493,000	11,398,160

Health Care Equipment - 0.4%
Aspect Medical Systems, Inc. *	606,700	2,542,073

Health Care Facilities - 1.5%
Community Health Systems, Inc. *	610,100	9,358,934

Health Care Services - 2.2%
Mednax, Inc. *	318,500	9,386,195
Providence Service Corporation *	90,000	619,200
RehabCare Group, Inc. *	228,530	3,985,563

		13,990,958

Highways & Railtracks - 0.3%
Quixote Corporation [1,2]	479,100	1,662,477

Home Furnishings - 1.4%
Leggett & Platt, Inc.	668,800	8,687,712

Human Resources & Employment Services - 0.8%
Administaff, Inc.	232,000	4,902,160

Industrial Conglomerates - 2.0%
McDermott International, Inc. *	921,300	12,336,207

Industrial Machinery - 1.1%
Harsco Corporation	230,800	5,116,836
Thermoenergy Corporation 1,2,*	3,792,870	1,782,649

		6,899,485

Insurance Brokers - 0.5%
Arthur J Gallagher & Company	189,000	3,213,000

Mortgage REIT’s - 0.7%
Bimini Capital Management, Inc. 1,2,*	1,474,400	66,348
Redwood Trust, Inc.	285,027	4,375,164

		4,441,512

Multi-Line Insurance - 1.5%
American Financial Group, Inc.	602,050	9,662,903

56	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Mid Cap Value Series

	Shares	Value
COMMON STOCKS - 95.2% (continued)
Multi-Utilities - 3.0%
NorthWestern Corporation	586,100	$12,589,428
SCANA Corporation	210,000	6,486,900

		19,076,328

Oil & Gas Drilling - 1.4%
Helmerich & Payne, Inc. [3]	397,300	9,046,521

Oil & Gas Equipment &
Services - 2.1%
Global Industries, Ltd. *	3,365,070	12,921,869

Oil & Gas Exploration &
Production - 2.4%
Goodrich Petroleum Corporation *	89,100	1,724,976
Gulfport Energy Corporation *	664,000	1,540,480
Newfield Exploration Company *	53,007	1,203,259
PetroHawk Energy Corporation *	582,500	11,201,475

		15,670,190

Oil & Gas Storage &
Transportation - 1.8%
Southern Union Company	746,660	11,364,165

Packaged Foods & Meats - 6.1%
Del Monte Foods Company	570,000	4,155,300
Hormel Foods Corporation	360,700	11,437,797
JM Smucker Company	381,300	14,211,051
Smithfield Foods, Inc. *	898,500	8,499,810

		38,303,958

Paper Packaging - 4.4%
Bemis Company, Inc.	802,800	16,834,716
Sonoco Products Company	503,200	10,557,136

		27,391,852

Paper Products - 1.3%
Schweitzer-Mauduit International, Inc.	438,700	8,098,402

Property & Casualty
Insurance - 7.5%
Alleghany Corporation *	43,845	11,874,460
Assured Guaranty, Ltd.	241,900	1,637,663
Employers Holdings, Inc.	382,300	3,647,142
Hanover Insurance Group, Inc.	447,000	12,882,540
United America Indemnity, Ltd. *	54,325	218,387
W.R. Berkley Corporation	759,800	17,133,490

		47,393,682

Railroads - 0.8%
Kansas City Southern 3,*	400,733	5,093,316

Regional Banks - 4.5%
Commerce Bancshares, Inc. [3]	311,745	11,316,343
First Horizon National Corporation [3]	430,897	4,627,832
Old National Bancorp	158,630	1,771,897
Wilmington Trust Corporation	1,077,400	10,440,006

		28,156,078

Research & Consulting
Services - 2.9%
ICF International, Inc. *	355,700	8,170,429
Navigant Consulting, Inc. 3,*	763,500	9,978,945

		18,149,374

	Shares	Value
COMMON STOCKS - 95.2% (continued)
Security & Alarm Services - 1.7%
GeoEye, Inc. *	526,710	$10,402,523

Semiconductor Equipment - 0.6%
Ultratech, Inc. *	316,200	3,949,338

Semiconductors - 3.9%
IXYS Corporation [1,2]	2,742,900	22,107,774
RF Micro Devices, Inc. *	1,614,700	2,147,551

		24,255,325

Specialty Chemicals - 1.2%
Landec Corporation *	741,716	4,131,358
Zoltek Companies, Inc. *	501,000	3,411,810

		7,543,168

Trucking - 1.0%
Old Dominion Freight Line, Inc. *	61,790	1,451,447
Saia, Inc. *	417,270	4,986,377

		6,437,824
TOTAL COMMON STOCKS
(cost $905,405,257)		$599,581,867
	Shares	Value
WARRANTS - 0.0%
Nova Biosource Fuels, Inc. $2.40, 7/5/2011	677,450	$37,438
TOTAL WARRANTS
(cost $699,773)		$37,438
	Principal Amount	Value
CONVERTIBLE BONDS - 1.2%
Electric Utilities - 0.5%
Power-One, Inc. 8.00%, 2013 [4,5]	$4,000,000	$3,305,800

Metals & Minerals - 0.7%
USEC, Inc. 3.00%, 2014	7,600,000	4,189,500
TOTAL CONVERTIBLE BONDS
(cost $11,600,000)		$7,495,300
	Principal Amount	Value
COMMERCIAL PAPER - 0.8%
Oil Field Services - 0.8%
ConocoPhillips
0.23%, 04/01/2009[5]	$5,000,000	$5,000,000
TOTAL COMMERCIAL PAPER (cost $5,000,000)		$5,000,000
	Principal Amount	Value
REPURCHASE AGREEMENT - 2.8%
UMB Financial Corp, 0.06%, dated 3/31/09, matures 4/01/09; repurchase amount $17,837,030 (Collateralized by FNMA, 5.625%, 05/19/11 with a value of $18,194,208)	$17,837,000	$17,837,000
TOTAL REPURCHASE AGREEMENT
(cost $17,837,000)		$17,837,000

57	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Mid Cap Value Series

Value
Total Investments - 100.0% (cost $940,542,030)	$629,951,605
Cash & Other Assets, Less Liabilities - 0.0%	35,211

Total Net Assets - 100.0%	$629,986,816

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $941,808,064.

* Non-income producing security

1 Security is deemed illiquid. The total market value of illiquid securities is $50,338,261 (cost $120,097,226), or 8.0% of total net assets.

2 Investment in an affiliated issuer. See Note 8 in notes to financial statements.

3 Security is segregated as collateral for open written option contracts.

4 Security was acquired through a private placement.

5 Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $8,305,800 (cost $9,000,000), or 1.3% of total net assets.

58	The accompanying notes are an integral part of the financial statements

Security Equity Fund

Mid Cap Value Series

(unaudited)

Statement of Assets and Liabilities

March 31, 2009

Assets:
Investments in unaffiliated issues, at value*	$589,306,199
Investments in affiliated issues, at value**	40,645,406

Total investments	629,951,605
Cash	422

Receivables:
Fund shares sold	1,842,806
Securities sold	336,432
Interest	115,739
Dividends	879,639
Prepaid expenses	61,857

Total assets	633,188,500

Liabilities:
Payable for:
Fund shares redeemed	879,349
Written options, at value (premiums received, $1,928,858)	921,195
Management fees	418,772
Custodian fees	6,000
Transfer agent/maintenance fees	124,151
Administration fees	47,890
Professional fees	48,937
12b-1 distribution plan fees	195,627
Directors’ fees	31,826
Other	527,937

Total liabilities	3,201,684

Net assets	$629,986,816

Net assets consist of:
Paid in capital	$986,856,058
Undistributed net investment income	1,153,812
Accumulated net realized loss on sale of investments	(48,440,291)
Net unrealized depreciation in value of investments	(309,582,763)

Net assets	$629,986,816

Class A:
Capital shares outstanding (unlimited number of shares authorized)	28,149,178
Net assets	$512,512,789
Net asset value and redemption price per share	$18.21

Maximum offering price per share (net asset value divided by 94.25%)	$19.32

Class B:
Capital shares outstanding (unlimited number of shares authorized)	2,720,026
Net assets	$42,586,242

Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.66

Class C:
Capital shares outstanding (unlimited number of shares authorized)	4,642,192
Net assets	$74,887,785
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$16.13

*Investments in unaffiliated issues, at cost	$841,228,542
**Investments in affiliated issues, at cost	99,313,488

Total cost	$940,542,030

Statement of Operations

For the Six Months Ended March 31, 2009

Investment Income:
Dividends from securities of unaffiliated issuers	$6,974,823
Dividends from securities of affiliated issuers	242,704
Interest	325,888

Total investment income	7,543,415

Expenses:
Management fees	2,730,649
Transfer agent/maintenance fees	942,582
Administration fees	314,637
Custodian fees	14,183
Directors’ fees	29,492
Professional fees	57,768
Reports to shareholders	47,405
Registration fees	40,585
Other expenses	30,748
12b-1 distribution fees - Class A	666,933
12b-1 distribution fees - Class B	235,039
12b-1 distribution fees - Class C	406,133

Total expenses	5,516,154
Less:
Earnings credits applied	(7)

Net expenses	5,516,147

Net investment income	2,027,268

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(52,741,030)
Investment transactions of affiliated issuers	9,311
Options written	5,471,103

Net realized loss	(47,260,616)

Net unrealized appreciation (depreciation) during the period on:
Investments	(182,260,929)
Options written	1,698,123

Net unrealized depreciation	(180,562,806)

Net loss	(227,823,422)

Net decrease in net assets resulting from operations	$(225,796,154)

59	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Equity Fund Mid Cap Value Series

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30, 2008

Increase (decrease) in net assets from operations:
Net investment income	$2,027,268	$4,667,997
Net realized gain (loss) during the period on investments	(47,260,616)	110,275,572
Net unrealized depreciation during the period on investments	(180,562,806)	(238,269,809)

Net decrease in net assets resulting from operations	(225,796,154)	(123,326,240)

Distributions to shareholders from:
Net investment income
Class A	(3,569,957)	(2,202,928)
Net realized gain
Class A	(68,549,175)	(121,470,120)
Class B	(6,651,444)	(20,681,946)
Class C	(11,126,589)	(34,476,081)

Total distributions to shareholders	(89,897,165)	(178,831,075)

Capital share transactions:
Proceeds from sale of shares
Class A	222,469,265	371,736,030
Class B	3,386,447	5,200,948
Class C	9,968,512	15,042,995
Distributions reinvested
Class A	67,810,290	112,053,902
Class B	6,316,674	19,668,106
Class C	10,539,574	32,802,694
Cost of shares redeemed
Class A	(184,809,874)	(301,963,588)
Class B	(9,053,125)	(31,210,126)
Class C	(16,824,331)	(55,705,793)

Net increase from capital share transactions	109,803,432	167,625,168

Net decrease in net assets	(205,889,887)	(134,532,147)

Net assets:
Beginning of period	835,876,703	970,408,850

End of period	$629,986,816	$835,876,703

Undistributed net investment income at end of period	$1,153,812	$2,696,501

Capital share activity:
Shares sold
Class A	10,889,242	12,267,686
Class B	193,492	184,126
Class C	568,451	518,567
Shares reinvested
Class A	3,546,563	3,657,110
Class B	383,293	730,073
Class C	620,706	1,185,925
Shares redeemed
Class A	(9,378,828)	(9,688,641)
Class B	(540,195)	(1,117,874)
Class C	(986,884)	(1,973,041)

60	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund Mid Cap Value Series

Class A	Six Months Ended March 31, 2009[a]	2008	2007	2006	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$28.41	$40.79	$38.27	$36.34	$30.45	$24.48

Income (loss) from investment operations:
Net investment income (loss)[b]	0.07	0.25	0.25	0.04	0.01	(0.09)
Net gain (loss) on securities (realized and unrealized)	(7.54)	(4.77)	4.59	3.96	8.16	6.32

Total from investment operations	(7.47)	(4.52)	4.84	4.00	8.17	6.23

Less distributions:
Dividends from net investment income	(0.14)	(0.14)	(0.23)	–	–	–
Distributions from realized gains	(2.59)	(7.72)	(2.09)	(2.07)	(2.28)	(0.26)

Total distributions	(2.73)	(7.86)	(2.32)	(2.07)	(2.28)	(0.26)

Net asset value, end of period	$18.21	$28.41	$40.79	$38.27	$36.34	$30.45

Total Return [c]	(26.76%)	(12.48%)	12.96%	11.44%	27.77%	25.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$512,513	$656,044	$687,484	$596,074	$373,031	$215,659

Ratios to average net assets:
Net investment income (loss)	0.76%	0.79%	0.61%	0.10%	0.04%	(0.31%)
Total expenses[d]	1.52%	1.37%	1.32%	1.36%	1.41%	1.48%
Net expenses[e]	1.52%	1.37%	1.32%	1.36%	1.41%	1.48%
Net expenses prior to custodian earning credits and net of expense waivers	1.52%	1.37%	1.32%	1.36%	1.41%	1.48%

Portfolio turnover rate	32%	68%	44%	33%	19%	45%

Class B	Six Months Ended March 31, 2009[a]	2008	2007	2006	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$24.83	$36.78	$34.76	$33.43	$28.37	$22.99

Income (loss) from investment operations:
Net investment loss[b]	–	–	(0.04)	(0.23)	(0.22)	(0.28)
Net gain (loss) on securities (realized and unrealized)	(6.58)	(4.23)	4.15	3.63	7.56	5.92

Total from investment operations	(6.58)	(4.23)	4.11	3.40	7.34	5.64

Less distributions:
Distributions from realized gains	(2.59)	(7.72)	(2.09)	(2.07)	(2.28)	(0.26)

Total distributions	(2.59)	(7.72)	(2.09)	(2.07)	(2.28)	(0.26)

Net asset value, end of period	$15.66	$24.83	$36.78	$34.76	$33.43	$28.37

Total Return [c]	(27.01%)	(13.14%)	12.10%	10.60%	26.83%	24.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,586	$66,641	$106,179	$108,784	$97,664	$74,650

Ratios to average net assets:
Net investment income (loss)	0.01%	(0.01%)	(0.10%)	(0.68%)	(0.72%)	(1.07%)
Total expenses[d]	2.27%	2.12%	2.07%	2.11%	2.16%	2.23%
Net expenses[e]	2.27%	2.12%	2.07%	2.11%	2.16%	2.23%
Net expenses prior to custodian earning credits and net of expense waivers	2.27%	2.12%	2.07%	2.11%	2.16%	2.23%

Portfolio turnover rate	32%	68%	44%	33%	19%	45%

61	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund Mid Cap Value Series

Class C	Six Months Ended March 31, 2009[a]	2008	2007	2006	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$25.49	$37.54	$35.43	$34.03	$28.85	$23.37

Income (loss) from investment operations:
Net investment loss[b]	–	–	(0.05)	(0.22)	(0.21)	(0.29)
Net gain (loss) on securities (realized and unrealized)	(6.77)	(4.33)	4.25	3.69	7.67	6.03

Total from investment operations	(6.77)	(4.33)	4.20	3.47	7.46	5.74

Less distributions:
Distributions from realized gains	(2.59)	(7.72)	(2.09)	(2.07)	(2.28)	(0.26)

Total distributions	(2.59)	(7.72)	(2.09)	(2.07)	(2.28)	(0.26)

Net asset value, end of period	$16.13	$25.49	$37.54	$35.43	$34.03	$28.85

Total Return [c]	(27.06%)	(13.15%)	12.13%	10.62%	26.80%	24.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,888	$113,192	$176,746	$152,579	$93,887	$54,133

Ratios to average net assets:
Net investment income (loss)	0.01%	(0.01%)	(0.12%)	(0.65%)	(0.71%)	(1.06%)
Total expenses[d]	2.27%	2.12%	2.07%	2.11%	2.16%	2.23%
Net expenses[e]	2.27%	2.12%	2.07%	2.11%	2.16%	2.23%
Net expenses prior to custodian earning credits and net of expense waivers	2.27%	2.12%	2.07%	2.11%	2.16%	2.23%

Portfolio turnover rate	32%	68%	44%	33%	19%	45%

a Unaudited figures for the six months ended March 31, 2009. Percentage amounts for the period, except total return, have been annualized.

b Net investment income (loss) was computed using average shares outstanding throughout the period.

c Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.

d Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

e Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

62	The accompanying notes are an integral part of the financial statements

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63

Performance Summary March 31, 2009	Security Equity Fund Mid Cap Value Institutional Series (unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in shares of Mid Cap Value Institutional Series on July 11, 2008 (date of Inception) and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2500 Value Index is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation.

Average Annual Returns
Periods Ended 3-31-09	Since Inception (7-11-08)
Mid Cap Value Institutional Series	(22.28%)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-09
Consumer Discretionary	5.57%
Consumer Staples	6.92
Energy	10.33
Financials	14.22
Health Care	3.89
Industrials	16.07
Information Technology	11.39
Materials	7.80
Utilities	10.27
Exchange Traded Funds	14.02
Liabilities, Less Cash & Other Assets	(0.48)
Total Net Assets	100.00%

64	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Equity Fund Mid Cap Value Institutional Series (unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Series Expenses
	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009 [1]	Expenses Paid During Period [2]
Mid Cap Value Institutional Series
Actual	$1,000.00	$727.76	$4.22
Hypothetical	1,000.00	1,020.04	4.94

1 The actual ending account value is based on the actual total return of the Series for the period October 1, 2008 to March 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2008 to March 31, 2009 was (27.22%).

2 Expenses are equal to the Series annualized expense ratio of 0.98%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

65

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Mid Cap Value Institutional Series

	Shares	Value
COMMON STOCKS - 100.5%
Apparel Retail - 2.0%
Brown Shoe Company, Inc.	44,600	$167,250
Chico’s FAS, Inc. *	63,900	343,143
Talbots, Inc.	42,000	147,420

		657,813

Apparel, Accessories & Luxury Goods - 2.2%
Fossil, Inc. *	15,455	242,644
Maidenform Brands, Inc. *	42,455	388,887
Oxford Industries, Inc.	19,800	122,166

		753,697

Application Software - 0.2%
PLATO Learning, Inc. [1],*	45,000	80,100

Biotechnology - 0.0%
Combinatorx, Inc. *	22,200	13,764

Building Products - 0.2%
Trex Company, Inc. *	9,900	75,537

Coal & Consumable Fuels - 2.9%
Evergreen Energy, Inc. *	358,855	499,527
USEC, Inc. *	103,600	497,280

		996,807

Communications Equipment - 1.0%
Symmetricom, Inc. [1],*	96,000	336,000

Computer Storage & Peripherals - 0.3%
STEC, Inc. *	12,300	90,651

Construction & Engineering - 4.9%
Insituform Technologies, Inc. *	37,700	589,628
Quanta Services, Inc. *	21,300	456,885
URS Corporation *	14,755	596,251

		1,642,764

Construction Materials - 0.9%
Eagle Materials, Inc.	12,755	309,309

Consumer Finance - 0.2%
First Marblehead Corporation *	42,876	55,310

Data Processing & Outsourced Services - 4.8%
Affiliated Computer Services, Inc. *	13,400	641,726
Computer Sciences Corporation *	26,455	974,603

		1,616,329

Electric Utilities - 6.2%
Allete, Inc.	6,254	166,919
Empire District Electric Company	6,600	95,304
Great Plains Energy, Inc.	48,055	647,302
Northeast Utilities	21,855	471,849
Pepco Holdings, Inc.	16,955	211,598
Westar Energy, Inc.	27,455	481,286

		2,074,258

Electrical Components & Equipment - 0.9%
Power-One, Inc. [1],*	265,800	233,904
UQM Technologies, Inc. [1],*	45,000	73,800

		307,704

	Shares	Value
COMMON STOCKS - 100.5% (continued)
Electronic Manufacturing Services - 1.6%
Maxwell Technologies, Inc. [1],*	79,255	$550,822

Exchange Traded Funds - 14.0%
iShares Russell 2000 Value Index Fund	59,000	2,328,140
iShares S&P MidCap 400	54,000	2,386,260

		4,714,400

Forest Products - 0.8%
Louisiana-Pacific Corporation	125,200	279,196

Gas Utilities - 1.2%
Atmos Energy Corporation	16,800	388,416

Health Care Equipment - 0.3%
Aspect Medical Systems, Inc. *	27,500	115,225

Health Care Facilities - 1.2%
Community Health Systems, Inc. *	26,855	411,956

Health Care Services - 2.4%
Mednax, Inc. *	15,775	464,889
Providence Service Corporation *	3,455	23,770
RehabCare Group, Inc. *	15,895	277,209

		765,868

Highways & Railtracks - 0.2%
Quixote Corporation [1]	15,600	54,132

Home Furnishings - 1.4%
Leggett & Platt, Inc.	35,700	463,743

Human Resources & Employment Services - 0.9%
Administaff, Inc.	14,100	297,933

Industrial Conglomerates - 2.0%
McDermott International, Inc. *	49,355	660,863

Industrial Machinery - 1.6%
Harsco Corporation	23,655	524,431

Insurance Brokers - 0.5%
Arthur J Gallagher & Company	9,950	169,150

Mortgage REIT’s - 0.6%
Redwood Trust, Inc.	12,482	191,599

Multi-Line Insurance - 1.4%
American Financial Group, Inc.	29,680	476,364

Multi-Utilities - 2.9%
NorthWestern Corporation	31,200	670,176
SCANA Corporation	10,355	319,866

		990,042

Oil & Gas Drilling - 1.3%
Helmerich & Payne, Inc. [2]	18,655	424,774

66	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Mid Cap Value Institutional Series

	Shares	Value
COMMON STOCKS - 100.5% (continued)
Oil & Gas Equipment & Services - 2.0%
Global Industries, Ltd. *	176,687	$678,478

Oil & Gas Exploration & Production - 2.1%
Goodrich Petroleum Corporation *	10,155	196,601
Gulfport Energy Corporation *	13,955	32,376
Newfield Exploration Company *	4,422	100,379
PetroHawk Energy Corporation *	20,255	389,503

		718,859

Oil & Gas Storage & Transportation - 2.0%
Southern Union Company	43,088	655,799

Packaged Foods & Meats - 6.9%
Del Monte Foods Company	15,000	109,350
Hormel Foods Corporation	23,855	756,442
JM Smucker Company	19,700	734,219
Smithfield Foods, Inc. *	54,100	511,786
TreeHouse Foods, Inc. *	7,500	215,925

		2,327,722

Paper Packaging - 3.4%
Bemis Company, Inc.	29,555	619,768
Sonoco Products Company	24,755	519,360

		1,139,128

Paper Products - 1.6%
Schweitzer-Mauduit International, Inc.	28,555	527,125

Property & Casualty Insurance - 7.5%
Alleghany Corporation *	2,346	635,367
Assured Guaranty, Ltd.	10,500	71,085
Employers Holdings, Inc.	16,900	161,226
Hanover Insurance Group, Inc.	22,555	650,035
United America Indemnity, Ltd. *	2,097	8,430
W.R. Berkley Corporation	45,500	1,026,025

		2,552,168

Railroads - 0.6%
Kansas City Southern [2],*	16,953	215,473

Regional Banks - 4.0%
Commerce Bancshares, Inc. [2]	14,200	515,460
First Horizon National Corporation [2]	16,156	173,515
Old National Bancorp	3,600	40,212
Wilmington Trust Corporation	62,613	606,720

		1,335,907

Research & Consulting Services - 2.3%
ICF International, Inc. *	18,600	427,242
Navigant Consulting, Inc. [2],*	26,700	348,969

		776,211

Security & Alarm Services - 1.4%
GeoEye, Inc. *	24,660	487,035

Semiconductor Equipment - 0.3%
Ultratech, Inc. *	7,600	94,924

	Shares	Value
COMMON STOCKS - 100.5% (continued)
Semiconductors - 3.2%
IXYS Corporation [1]	122,400	$986,544
RF Micro Devices, Inc. *	57,155	76,016

		1,062,560

Specialty Chemicals - 1.1%
Landec Corporation *	38,665	215,364
Zoltek Companies, Inc. *	22,300	151,863

		367,227

Trucking - 1.1%
Old Dominion Freight Line, Inc. *	1,608	37,772
Saia, Inc. *	27,000	322,650

		360,422
TOTAL COMMON STOCKS (cost $38,333,145)		$33,787,995
Total Investments - 100.5% (cost $38,333,145)		$33,787,995
Liabilities, Less Cash & Other Assets - (0.5)%		(162,645)

Total Net Assets - 100.0%		$33,625,350

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $38,333,145.

* Non-income producing security

1 Security is deemed illiquid. The total market value of illiquid securities is $2,315,302 (cost $2,727,995), or 6.9% of total net assets.

2 Security is segregated as collateral for open written option contracts.

67	The accompanying notes are an integral part of the financial statements

Security Equity Fund Mid Cap Value Institutional Series (unaudited)

Statement of Assets and Liabilities

March 31, 2009

Assets:
Investments, at value*	$33,787,995
Cash	2,362,160

Receivables:
Fund shares sold	68,424
Securities sold	27,344
Dividends	41,024
Security Investors	2,170
Prepaid expenses	14,377

Total assets	36,303,494

Liabilities:
Payable for:
Fund shares redeemed	2,580,845
Written options, at value (premiums received $84,115)	49,485
Management fees	20,998
Administration fees	2,959
Transfer agent/maintenance fees	244
Custodian fees	644
Directors' fees	572
Professional fees	3,946
Other fees	18,451

Total liabilities	2,678,144

Net assets	$33,625,350

Net assets consist of:
Paid in capital	$38,351,985
Undistributed net investment income	90,460
Accumulated net realized loss on sale of investments	(306,574)
Net unrealized depreciation in value of investments	(4,510,521)

Net assets	$33,625,350

Capital shares authorized	unlimited
Capital shares outstanding	4,637,467
Net asset value per share (net assets divided by shares outstanding)	$7.25

*Investments, at cost	$38,333,145

Statement of Operations

For the Six Months Ended March 31, 2009

Investment Income:
Dividends	$239,023
Interest	1,558

Total investment income	240,581

Expenses:
Management fees	79,870
Administration fees	10,392
Transfer agent/maintenance fees	1,407
Directors' fees	616
Professional fees	6,717
Reports to shareholders	2,653
Registration fees	11,126
Other	595

Total expenses	113,376
Less:
Reimbursement of expenses	(8,918)

Net expenses	104,458

Net investment income	136,123

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(398,991)
Options written	117,432

Net realized loss	(281,559)

Net unrealized appreciation (depreciation) during the period on:
Investments	(4,694,446)
Options written	51,506

Net unrealized depreciation	(4,642,940)

Net realized and unrealized loss	(4,924,499)

Net decrease in net assets resulting from operations	$(4,788,376)

68	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Equity Fund Mid Cap Value Institutional Series

	Six Months Ended March 31, 2009 (unaudited)	Period Ended September 30, 2008*

Increase (decrease) in net assets from operations:
Net investment income	$136,123	$70,820
Net realized gain (loss) during the period on investments	(281,559)	940,993
Net unrealized appreciation (depreciation) during the period on investments	(4,642,940)	132,419

Net increase (decrease) in net assets resulting from operations	(4,788,376)	1,144,232

Distributions to shareholders from:
Net investment income	(116,483)	–
Net realized gain	(966,008)	–

Total distributions to shareholders	(1,082,491)	–

Capital share transactions:
Proceeds from sale of shares	28,652,715	17,301,324
Dividends reinvested	946,155	–
Cost of shares redeemed	(7,538,563)	(1,009,646)

Net increase from capital share transactions	22,060,307	16,291,678

Net increase in net assets	16,189,440	17,435,910

Net assets:
Beginning of period	17,435,910	–

End of period	$33,625,350	$17,435,910

Undistributed net investment income at end of period	$90,460	$70,820

Capital share activity:
Shares sold	3,877,626	1,725,544
Shares reinvested	126,492	–
Shares redeemed	(999,204)	(92,991)

Total capital share activity	3,004,914	1,632,553

* For the period July 11, 2008 (commencement of operations) to September 30, 2008.

69	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund Mid Cap Value Institutional Series

	Six Months Ended March 31, 2009[a]	Period Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$10.68	$10.00

Income (loss) from investment operations:
Net investment income[c]	0.05	0.04
Net gain (loss) on securities (realized and unrealized)	(2.94)	0.64

Total from investment operations	(2.89)	0.68

Less distributions:
Dividends from net investment income	(0.06)	–
Distributions from realized gains	(0.48)	–

Total distributions	(0.54)	–

Net asset value, end of period	$7.25	$10.68

Total Return	(27.22%)	6.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,625	$17,436

Ratios to average net assets:
Net investment income	1.27%	1.81%
Total expenses[d]	1.06%	1.19%
Net expenses[e]	0.98%	1.10%
Net expenses prior to custodian earnings credits and net of expense waivers	0.98%	1.10%

Portfolio turnover rate	44%	63%

a Unaudited figures for the six months ended March 31, 2009. Percentage amounts, except total return, have been annualized.

b Security Mid Cap Value Institutional Series was initially capitalized on July 11, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

c Net investment income (loss) was computed using average shares outstanding throughout the period.

d Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

e Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

70	The accompanying notes are an integral part of the financial statements

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71

Performance Summary March 31, 2009	Security Equity Fund Select 25 Series (unaudited)

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of Select 25 Series on March 31, 1999 reflects deduction of the 5.75% sales load and assumes all dividends are reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000 Growth Index is an unmanaged capitalization index which includes stocks incorporated in the United States and its territories and measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns
Periods Ended 3-31-09	1 Year	5 Years	10 Years
A Shares	(36.45%)	(6.86%)	(5.77%)
A Shares with sales charge	(40.09%)	(7.96%)	(6.32%)
B Shares	(36.99%)	(7.58%)	(6.31%)
Shares with CDSC	(40.14%)	(7.92%)	(6.31%)
C Shares	(36.98%)	(7.56%)	(6.44%)
C Shares with CDSC	(37.61%)	(7.56%)	(6.44%)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above do not reflect the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-09
Consumer Discretionary	11.58%
Consumer Staples	10.12
Energy	6.85
Financials	6.35
Health Care	12.92
Industrials	13.10
Information Technology	26.86
Materials	8.74
Cash & Other Assets, Less Liabilities	3.48
Total Net Assets	100.00%

72	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Equity Fund Select 25 Series (unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses
	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009 [1]	Expenses Paid During Period [2]
Select 25 Series - Class A
Actual	$1,000.00	$756.87	$5.91
Hypothetical	1,000.00	1,018.20	6.79
Select 25 Series - Class B
Actual	1,000.00	753.13	9.18
Hypothetical	1,000.00	1,014.46	10.55
Select 25 Series - Class C
Actual	1,000.00	753.89	9.23
Hypothetical	1,000.00	1,014.41	10.60

1 The actual ending account value is based on the actual total return of the Series for the period October 1, 2008 to March 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2008 to March 31, 2009 was (24.31%), (24.69%) and (24.61%), for Class A, B and C shares, respectively.

2 Expenses are equal to the Series annualized expense ratio (1.35%, 2.10% and 2.10% for Class A, B, and C shares, respectively), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

73

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Select 25 Series

	Shares	Value
COMMON STOCKS - 96.5%
Advertising - 2.4%
Omnicom Group, Inc.	32,030	$749,502

Aerospace & Defense - 2.9%
Honeywell International, Inc.	32,580	907,679

Asset Management & Custody
Banks - 3.1%
Bank of New York Mellon Corporation	34,055	962,054

Biotechnology - 3.5%
Gilead Sciences, Inc. *	23,495	1,088,288

Communications Equipment - 4.6%
Qualcomm, Inc.	36,750	1,429,943

Computer Hardware - 8.5%
Apple, Inc. *	10,330	1,085,889
Dell, Inc. *	61,830	586,148
Hewlett-Packard Company	30,420	975,265

		2,647,302

Department Stores - 3.1%
Kohl’s Corporation *	22,930	970,398

Drug Retail - 4.0%
CVS Caremark Corporation	46,040	1,265,640

Electrical Components &
Equipment - 3.0%
Emerson Electric Company	33,155	947,570

Fertilizers & Agricultural
Chemicals - 5.8%
Monsanto Company	11,355	943,601
Mosaic Company	20,745	870,875

		1,814,476

General Merchandise
Stores - 2.6%
Target Corporation	23,650	813,324

Home Entertainment
Software - 3.7%
Activision Blizzard, Inc. *	111,255	1,163,727

Hypermarkets & Super
Centers - 4.1%
Wal-Mart Stores, Inc.	24,340	1,268,113

Industrial Gases - 2.9%
Air Products & Chemicals, Inc.	16,365	920,531

Industrial Machinery - 2.5%
Parker Hannifin Corporation	23,010	781,880

Internet Software &
Services - 4.6%
Google, Inc. *	4,110	1,430,527

	Shares	Value
COMMON STOCKS - 96.5% (continued)
Life Sciences Tools &
Services - 3.1%
Thermo Fisher Scientific, Inc. *	26,885	$958,988

Oil & Gas Drilling - 3.7%
Transocean, Ltd. *	19,480	1,146,204

Oil & Gas Exploration &
Production - 3.2%
XTO Energy, Inc.	32,620	998,824

Other Diversified Financial
Services - 3.2%
JPMorgan Chase & Company	38,535	1,024,260

Packaged Foods & Meats - 2.0%
General Mills, Inc.	12,685	632,728

Pharmaceuticals - 6.3%
Pfizer, Inc.	55,120	750,734
Teva Pharmaceutical Industries, Ltd. ADR	27,600	1,243,381

		1,994,115

Railroads - 4.7%
Burlington Northern Santa Fe Corporation	24,290	1,461,043

Restaurants - 3.5%
McDonald’s Corporation	20,000	1,091,399

Semiconductors - 2.5%
Intel Corporation	52,610	791,781

Systems Software - 3.0%
Oracle Corporation	52,145	942,260

TOTAL COMMON STOCKS (cost $37,493,922)		$30,202,556
Total Investments - 96.5%
(cost $37,493,922)		$30,202,556
Cash & Other Assets, Less Liabilities - 3.5%		1,088,669

Total Net Assets - 100.0%		$31,291,225

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $37,586,940.

ADR American Depositary Receipt

* Non-income producing security

74	The accompanying notes are an integral part of the financial statements

Security Equity Fund Select 25 Series (unaudited)

Statement of Assets and Liabilities
March 31, 2009
Assets:
Investments, at value*	$30,202,556
Cash	1,345,744

Receivables:
Fund shares sold	58,264
Dividends	32,144
Security Investors	13,629
Prepaid expenses	22,777

Total assets	31,675,114

Liabilities:
Payable for:
Securities purchased	218,570
Fund shares redeemed	104,775
Management fees	17,341
Transfer agent/maintenance fees	10,647
Administration fees	2,242
Professional fees	9,722
12b-1 distribution plan fees	11,247
Directors’ fees	1,680
Other	7,665

Total liabilities	383,889

Net assets	$31,291,225

Net assets consist of:
Paid in capital	$59,481,633
Accumulated net investment loss	(8,069)
Accumulated net realized loss on sale of investments	(20,890,973)
Net unrealized depreciation in value of investments	(7,291,366)

Net assets	$31,291,225

Class A:
Capital shares outstanding
(unlimited number of shares authorized)	4,117,311
Net assets	$21,535,076
Net asset value and redemption price per share	$5.23

Maximum offering price per share (net asset value divided by 94.25%)	$5.55

Class B:
Capital shares outstanding (unlimited number of shares authorized)	1,334,812
Net assets	$6,439,282
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.82

Class C:
Capital shares outstanding (unlimited number of shares authorized)	684,726
Net assets	$3,316,867
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.84

*Investments, at cost	$37,493,922

Statement of Operations
For the Six Months Ended March 31, 2009
Investment Income:
Dividends	$220,246
Interest	1,802

Total investment income	222,048

Expenses:
Management fees	107,453
Transfer agent/maintenance fees	105,165
Administration fees	13,709
Custodian fees	1,400
Directors’ fees	1,498
Professional fees	7,672
Reports to shareholders	6,866
Registration fees	15,359
Other expenses	2,417
12b-1 distribution fees - Class A	23,692
12b-1 distribution fees - Class B	28,219
12b-1 distribution fees - Class C	20,285

Total expenses	333,735
Less:
Reimbursement of expenses - Class A	(68,989)
Reimbursement of expenses - Class B	(20,323)
Reimbursement of expenses - Class C	(14,306)

Net expenses	230,117

Net investment loss	(8,069)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(7,108,413)

Net realized loss	(7,108,413)

Net unrealized appreciation (depreciation) during the period on:
Investments	(2,028,094)

Net unrealized depreciation	(2,028,094)

Net loss	(9,136,507)

Net decrease in net assets resulting from operations	$(9,144,576)

75	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Equity Fund Select 25 Series

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30, 2008

Increase (decrease) in net assets from operations:
Net investment loss	$(8,069)	$(231,859)
Net realized (loss) during the period on investments	(7,108,413)	(5,269,391)
Net unrealized depreciation during the period on investments	(2,028,094)	(10,067,708)

Net (decrease) in net assets resulting from operations	(9,144,576)	(15,568,958)

Distributions to shareholders from:
Net realized gain
Class A	–	(2,418,632)
Class B	–	(850,835)
Class C	–	(907,367)

Total distributions to shareholders	–	(4,176,834)

Capital share transactions:
Proceeds from sale of shares
Class A	6,935,276	14,423,069
Class B	1,918,814	4,664,269
Class C	316,568	1,014,911
Distributions reinvested
Class A	–	2,377,173
Class B	–	845,322
Class C	–	902,367
Cost of shares redeemed
Class A	(3,179,959)	(11,428,342)
Class B	(1,026,622)	(4,903,980)
Class C	(1,145,862)	(4,018,565)

Net increase from capital share transactions	3,818,215	3,876,224

Net decrease in net assets	(5,326,361)	(15,869,568)

Net assets:
Beginning of period	36,617,586	52,487,154

End of period	$31,291,225	$36,617,586

Accumulated net investment loss at end of period	$(8,069)	$–

Capital share activity:
Shares sold
Class A	1,293,167	1,645,603
Class B	387,744	569,560
Class C	62,606	122,944
Shares reinvested
Class A	–	269,520
Class B	–	102,963
Class C	–	109,511
Shares redeemed
Class A	(609,835)	(1,330,365)
Class B	(208,739)	(602,152)
Class C	(234,571)	(495,291)

76	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund Select 25 Series

Class A	Six Months Ended March 31, 2009[a]	2008	2007	2006[b]	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$6.91	$10.66	$9.86	$9.36	$7.81	$7.27
Income (loss) from investment operations:
Net investment income (loss)[c]	0.01	(0.02)	(0.01)	(0.06)	(0.07)	(0.06)
Net gain (loss) on securities (realized and unrealized)	(1.69)	(2.87)	0.81	0.56	1.62	0.60

Total from investment operations	(1.68)	(2.89)	0.80	0.50	1.55	0.54
Less distributions:
Distributions from realized gains	–	(0.86)	–	–	–	–

Total distributions	–	(0.86)	–	–	–	–
Net asset value, end of period	$5.23	$6.91	$10.66	$9.86	$9.36	$7.81

Total Return [d]	(24.31%)	(28.85%)	8.11%	5.34%	19.85%	7.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,535	$23,723	$30,375	$30,078	$8,912	$9,228
Ratios to average net assets:
Net investment income (loss)	0.20%	(0.20%)	(0.10%)	(0.68%)	(0.79%)	(0.75%)
Total expenses[e]	2.08%	1.72%	1.57%	1.76%	1.67%	1.56%
Net expenses[f]	1.35%	1.35%	1.40%	1.76%	1.67%	1.56%
Net expenses prior to custodian earning credits and net of expense waivers	1.35%	1.35%	1.40%	1.76%	1.67%	1.56%
Portfolio turnover rate	113%	198% [g]	21%	39%	13%	44%

Class B	Six Months Ended March 31, 2009[a]	2008	2007	2006[b]	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$6.40	$10.01	$9.33	$8.92	$7.50	$7.04
Income (loss) from investment operations:
Net investment loss[c]	(0.01)	(0.08)	(0.09)	(0.13)	(0.13)	(0.11)
Net gain (loss) on securities (realized and unrealized)	(1.57)	(2.67)	0.77	0.54	1.55	0.57

Total from investment operations	(1.58)	(2.75)	0.68	0.41	1.42	0.46
Less distributions:
Distributions from realized gains	–	(0.86)	–	–	–	–

Total distributions	–	(0.86)	–	–	–	–
Net asset value, end of period	$4.82	$6.40	$10.01	$9.33	$8.92	$7.50

Total Return [d]	(24.69%)	(29.36%)	7.29%	4.60%	18.93%	6.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,439	$7,394	$10,868	$16,073	$7,000	$7,333
Ratios to average net assets:
Net investment loss	(0.55%)	(0.95%)	(0.88%)	(1.46%)	(1.54%)	(1.50%)
Total expenses[e]	2.82%	2.47%	2.32%	2.53%	2.42%	2.31%
Net expenses[f]	2.10%	2.10%	2.15%	2.53%	2.42%	2.31%
Net expenses prior to custodian earning credits and net of expense waivers	2.10%	2.10%	2.15%	2.53%	2.42%	2.31%
Portfolio turnover rate	113%	198% [g]	21%	39%	13%	44%

77	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund Select 25 Series

Class C	Six Months Ended March 31, 2009[a]	2008	2007	2006[b]	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$6.42	$10.04	$9.36	$8.94	$7.52	$7.06
Income (loss) from investment operations:
Net investment loss[c]	(0.01)	(0.08)	(0.08)	(0.13)	(0.13)	(0.11)
Net gain (loss) on securities (realized and unrealized)	(1.57)	(2.68)	0.76	0.55	1.55	0.57

Total from investment operations	(1.58)	(2.76)	0.68	0.42	1.42	0.46
Less distributions:
Distributions from realized gains	–	(0.86)	–	–	–	–

Total distributions	–	(0.86)	–	–	–	–
Net asset value, end of period	$4.84	$6.42	$10.04	$9.36	$8.94	$7.52

Total Return [d]	(24.61%)	(29.37%)	7.26%	4.70%	18.88%	6.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,317	$5,501	$11,245	$12,777	$5,029	$5,866
Ratios to average net assets:
Net investment loss	(0.58%)	(0.92%)	(0.86%)	(1.44%)	(1.54%)	(1.50%)
Total expenses[e]	2.80%	2.46%	2.32%	2.52%	2.42%	2.31%
Net expenses[f]	2.10%	2.10%	2.15%	2.52%	2.42%	2.31%
Net expenses prior to custodian earning credits and net of expense waivers	2.10%	2.10%	2.15%	2.52%	2.42%	2.31%
Portfolio turnover rate	113%	198% [g]	21%	39%	13%	44%

a Unaudited figures for the six months ended March 31, 2009. Percentage amounts for the period, except total return, have been annualized.

b The financial highlights for the Select 25 Series exclude the historical financial highlights of the Enhanced Index Series, Class A, B and C shares, the Large Cap Growth Series, Class A, B and C shares and the Social Awareness Series, Class A, B and C shares. A total of $29,412,366 was excluded from purchases in the portfolio turnover calculation. This was the cost of the securities Select 25 received as a result of the merger. The assets of the Enhanced Index, Large Cap Growth and Social Awareness Series’ were acquired by the Select 25 Series on June 16, 2006.

c Net investment income (loss) was computed using average shares outstanding throughout the period.

d Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.

e Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

f Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

g Significant variation in the portfolio turnover rate is due to the Investment Manager’s appointment of new portfolio managers for the series.

78	The accompanying notes are an integral part of the financial statements

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79

Performance Summary March 31, 2009	Security Equity Fund Small Cap Growth Series (unaudited)

PERFORMANCE

$10,000 Over 10 Years

This chart assumes a $10,000 investment in Class A shares of Small Cap Growth Series on March 31, 1999, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns
Periods Ended 3-31-09	1 Year	5 Years	10 Years
A Shares	(41.65%)	(9.70%)	(1.42%)
A Shares with sales charge	(45.01%)	(10.76%)	(2.00%)
B Shares	(42.10%)	(10.39%)	(2.08%)
B Shares with CDSC	(44.97%)	(10.72%)	(2.08%)
C Shares	(42.09%)	(10.38%)	(2.22%)
C Shares with CDSC	(42.67%)	(10.38%)	(2.22%)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-09
Consumer Discretionary	17.37%
Consumer Staples	2.26
Energy	6.28
Financials	9.27
Health Care	13.77
Industrials	10.54
Materials	6.50
Information Technology	22.87
Telecommunication Services	1.55
Utilities	1.24
Exchange Traded Funds	5.12
Cash & Other Assets, Less Liabilities	3.23
Total Net Assets	100.00%

80	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Equity Fund Small Cap Growth Series (unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses
	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009[1]	Expenses Paid During Period[2]
Small Cap Growth
Series-Class A
Actual	$1,000.00	$669.26	$10.49
Hypothetical	1,000.00	1,012.37	12.64
Small Cap Growth
Series-Class B
Actual	1,000.00	666.29	13.54
Hypothetical	1,000.00	1,008.68	16.33
Small Cap Growth
Series-Class C
Actual	1,000.00	666.93	13.55
Hypothetical	1,000.00	1,008.68	16.33

1 The actual ending account value is based on the actual total return of the Series for the period October 1, 2008 to March 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2008 to March 31, 2009 was (33.07%), (33.37%) and (33.31%), for Class A, B and C shares, respectively.

2 Expenses are equal to the Series annualized expense ratio (2.51%, 3.25% and 3.26% for Class A, B, and C shares, respectively), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

81

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Small Cap Growth Series

	Shares	Value
COMMON STOCKS - 96.8%
Aluminum - 1.2%
Kaiser Aluminum Corporation	5,100	$117,912

Apparel, Accessories & Luxury - Goods 2.5%
FGX International Holdings, Ltd. *	15,100	175,462
Hanesbrands, Inc. *	7,700	73,689

		249,151

Application Software - 6.2%
Informatica Corporation *	13,600	180,336
Nuance Communications, Inc. *	23,410	254,232
Solera Holdings, Inc. *	7,800	193,284

		627,852

Asset Management & Custody Banks - 1.4%
Westwood Holdings Group, Inc.	3,700	144,633

Biotechnology - 1.1%
Martek Biosciences Corporation	6,200	113,150

Casinos & Gaming - 3.7%
Penn National Gaming, Inc. *	8,200	198,030
WMS Industries, Inc. *	7,800	163,098

		361,128

Communications Equipment - 1.0%
InterDigital, Inc. *	3,800	98,116

Computer Storage & Peripherals - 3.7%
QLogic Corporation *	15,550	172,916
Synaptics, Inc. *	7,550	202,037

		374,953

Construction & Farm Machinery & Heavy Trucks - 1.4%
Wabtec Corporation	5,300	139,814

Data Processing & Outsourced Services - 2.2%
Alliance Data Systems Corporation *	6,040	223,178

Diversified Chemicals - 1.3%
Olin Corporation	9,300	132,711

Diversified Support Services - 1.5%
Ritchie Bros Auctioneers, Inc.	8,400	156,156

Education Services - 1.1%
DeVry, Inc.	2,400	115,632

Electric Utilities - 1.2%
ITC Holdings Corporation	2,870	125,189

Electrical Components & Equipment - 0.5%

Regal-Beloit Corporation	1,750	53,620

Electronic Equipment & Instruments - 0.8%
Rofin-Sinar Technologies, Inc. *	4,870	78,504

	Shares	Value
COMMON STOCKS - 96.8% (continued)
Environmental & Facilities Services - 1.6%
Clean Harbors, Inc. *	3,400	$163,200

Exchange Traded Funds - 5.1%
iShares Russell 2000 Growth Index Fund	11,240	516,815

Fertilizers & Agricultural Chemicals - 2.1%
Agrium, Inc.	2,080	74,443
Terra Industries, Inc.	5,055	141,995

		216,438

Health Care Equipment - 3.5%
NuVasive, Inc. *	5,110	160,352
Wright Medical Group, Inc. *	14,600	190,237

		350,589

Health Care Facilities - 1.5%
Psychiatric Solutions, Inc. *	9,450	148,649

Health Care Services - 3.4%
CardioNet, Inc. *	8,560	240,194
LHC Group, Inc. *	4,600	102,488

		342,682

Homebuilding - 2.1%
KB Home	15,800	208,244

Hotels, Resorts & Cruise Lines - 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	9,130	115,951

Household Products - 1.5%
Church & Dwight Company, Inc.	2,750	143,632

Housewares & Specialties - 1.7%
Jarden Corporation *	13,570	171,932

Human Resources & Employment Services - 2.6%
Watson Wyatt Worldwide, Inc.	5,100	251,787

Hypermarkets & Super Centers - 0.8%
BJ’s Wholesale Club, Inc. *	2,630	84,134

Industrial Machinery - 1.2%
CIRCOR International, Inc.	5,600	126,112

Internet Software & Services - 1.0%
Constant Contact, Inc. *	7,050	98,630

Investment Banking & Brokerage - 3.2%
Knight Capital Group, Inc. *	8,100	119,394
Stifel Financial Corporation *	4,600	199,226

		318,620

82	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Small Cap Growth Series

	Shares	Value
COMMON STOCKS - 96.8% (continued)
IT Consulting & Other Services - 1.2%
Cognizant Technology Solutions Corporation *	6,000	$124,740

Leisure Facilities - 1.5%
Life Time Fitness, Inc. *	12,200	153,232

Life Sciences Tools & Services - 2.1%
PerkinElmer, Inc.	9,000	114,930
Techne Corporation	1,700	93,007

		207,937

Metal & Glass Containers - 1.9%
Silgan Holdings, Inc.	3,600	189,144

Movies & Entertainment - 0.5%
Imax Corporation *	12,525	53,983

Multi-Line Insurance - 2.8%
Assurant, Inc.	4,200	91,476
HCC Insurance Holdings, Inc.	7,500	188,925

		280,401

Oil & Gas Equipment & Services - 2.0%
Oil States International, Inc. *	4,700	63,074
Superior Energy Services, Inc. *	11,140	143,595

		206,669

Oil & Gas Exploration & Production - 4.3%
Bill Barrett Corporation *	6,800	151,232
Comstock Resources, Inc. *	4,700	140,060
Goodrich Petroleum Corporation *	4,800	92,928
Petroquest Energy, Inc. *	18,000	43,200

		427,420

Pharmaceuticals - 2.2%
Perrigo Company	9,120	226,450

Railroads - 1.7%
Kansas City Southern *	13,615	173,047

Regional Banks - 1.9%
TCF Financial Corporation	16,350	192,276

Restaurants - 3.2%
Burger King Holdings, Inc.	8,000	183,600
Panera Bread Company *	2,500	139,750

		323,350

Semiconductor Equipment - 0.9%
Tessera Technologies, Inc. *	6,500	86,905

Semiconductors - 3.4%
Silicon Laboratories, Inc. *	5,400	142,560
Skyworks Solutions, Inc. *	25,180	202,951

		345,511

Systems Software - 1.5%
Sybase, Inc. *	4,940	149,633

	Shares	Value
COMMON STOCKS - 96.8% (continued)
Technology Distributors - 1.0%
Avnet, Inc. *	5,720	$100,157

Wireless Telecommunication Services - 1.5%
NII Holdings, Inc. *	10,400	156,000

TOTAL COMMON STOCKS
(cost $9,861,190)		$9,765,969
Total Investments - 96.8%
(cost $9,861,190)		$9,765,969
Cash & Other Assets, Less Liabilities - 3.2%		325,863

Total Net Assets - 100.0%		$10,091,832

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $10,246,497.

* Non-income producing security

83	The accompanying notes are an integral part of the financial statements

Security Equity Fund Small Cap Growth Series (unaudited)

Statement of Assets and Liabilities
March 31, 2009
Assets:
Investments, at value*	$9,765,969
Cash	398,190
Receivables:
Fund shares sold	6,523
Dividends	3,758
Prepaid expenses	25,151

Total assets	10,199,591

Liabilities:
Payable for:
Fund shares redeemed	77,197
Management fees	6,874
Custodian fees	1,785
Transfer agent/maintenance fees	5,629
Administration fees	1,308
Professional fees	7,984
12b-1 distribution plan fees	3,759
Directors’ fees	760
Other	2,463

Total liabilities	107,759

Net assets	$10,091,832

Net assets consist of:
Paid in capital	$20,460,573
Accumulated net investment loss	(121,113)
Accumulated net realized loss on sale of investments	(10,152,407)
Net unrealized depreciation in value of investments	(95,221)

Net assets	$10,091,832

Class A:
Capital shares outstanding (unlimited number of shares authorized)	944,290
Net assets	$7,164,920
Net asset value and redemption price per share	$7.59

Maximum offering price per share (net asset value divided by 94.25%)	$8.05

Class B:
Capital shares outstanding (unlimited number of shares authorized)	217,054
Net assets	$1,474,682
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.79

Class C:
Capital shares outstanding
(unlimited number of shares authorized)	209,606
Net assets	$1,452,230
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.93

*Investments, at cost	$9,861,190

Statement of Operations
For the Six Months Ended March 31, 2009
Investment Income:
Dividends	$34,895
Interest	2,089

Total investment income	36,984

Expenses:
Management fees	53,354
Transfer agent/maintenance fees	49,523
Administration fees	6,364
Custodian fees	5,175
Directors’ fees	740
Professional fees	6,826
Reports to shareholders	2,044
Registration fees	16,185
Other expenses	1,433
12b-1 distribution fees - Class A	10,563
12b-1 distribution fees - Class B	8,612
12b-1 distribution fees - Class C	8,040

Total expenses	168,859
Less:
Reimbursement of expenses - Class A	(6,028)
Reimbursement of expenses - Class B	(1,247)
Reimbursement of expenses - Class C	(1,148)
Earnings credits applied	(152)

Net expenses	160,284

Net investment loss	(123,300)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(6,289,967)

Net realized loss	(6,289,967)

Net unrealized appreciation (depreciation) during the period on:
Investments	544,689

Net unrealized appreciation	544,689

Net loss	(5,745,278)

Net decrease in net assets resulting from operations	$(5,868,578)

84	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Equity Fund Small Cap Growth Series

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30, 2008

Increase (decrease) in net assets from operations:
Net investment loss	$(121,113)	$(561,834)
Net realized (loss) during the period on investments	(6,289,967)	(3,033,923)
Net unrealized appreciation (depreciation) during the period on investments	544,688	(9,845,449)

Net (decrease) in net assets resulting from operations	(5,866,392)	(13,441,206)

Distributions to shareholders from:
Net realized gain
Class A	(68,411)	(3,191,745)
Class B	(15,241)	(420,821)
Class C	(14,153)	(306,607)

Total distributions to shareholders	(97,805)	(3,919,173)

Capital share transactions:
Proceeds from sale of shares
Class A	843,018	5,720,827
Class B	139,357	484,765
Class C	182,925	862,243
Distributions reinvested
Class A	67,917	3,177,232
Class B	15,032	416,649
Class C	14,130	305,485
Cost of shares redeemed
Class A	(1,886,433)	(28,269,263)
Class B	(461,462)	(1,955,259)
Class C	(265,922)	(1,160,706)

Net decrease from capital share transactions	(1,351,438)	(20,418,027)

Net decrease in net assets	(7,315,635)	(37,778,406)

Net assets:
Beginning of period	17,407,467	55,185,873

End of period	$10,091,832	$17,407,467

Accumulated net investment loss at end of period	$(121,113)	$–

Capital share activity:
Shares sold
Class A	105,017	2,568,429
Class B	19,426	35,400
Class C	24,800	58,495
Shares reinvested
Class A	8,333	199,200
Class B	2,056	28,874
Class C	1,894	20,753
Shares redeemed
Class A	(255,002)	(4,133,462)
Class B	(64,688)	(146,349)
Class C	(38,191)	(88,178)

85	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund Small Cap Growth Series

Class A	Six Months Ended March 31, 2009[a],[b]	2008	2007	2006	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$11.43	$18.53	$15.63	$15.76	$13.11	$11.63

Income (loss) from investment operations:
Net investment loss[c]	(0.07)	(0.24)	(0.23)	(0.23)	(0.24)	(0.25)
Net gain (loss) on securities (realized and unrealized)	(3.71)	(5.55)	3.13	0.10	2.89	1.73

Total from investment operations	(3.78)	(5.79)	2.90	(0.13)	2.65	1.48

Less distributions:
Distributions from realized gains	(0.06)	(1.31)	–	–	–	–

Total distributions	(0.06)	(1.31)	–	–	–	–

Net asset value, end of period	$7.59	$11.43	$18.53	$15.63	$15.76	$13.11

Total Return [d]	(33.07%)	(33.25%)	18.55%	(0.82%)	20.21%	12.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,165	$12,414	$45,430	$45,451	$22,637	$21,443

Ratios to average net assets:
Net investment loss	(1.85%)	(1.59%)	(1.32%)	(1.46%)	(1.67%)	(1.95%)
Total expenses[e]	2.65%	1.98%	1.80%	2.01%	2.10%	2.09%
Net expenses[f]	2.51%	1.98%	1.80%	2.01%	2.10%	2.09%
Net expenses prior to custodian earning credits and net of expense waivers	2.51%	1.98%	1.80%	2.01%	2.10%	2.09%

Portfolio turnover rate	297% [g]	169%	145%	136%	134%	157%

Class B	Six Months Ended March 31, 2009[a,b]	2008	2007	2006	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$10.28	$16.92	$14.38	$14.60	$12.24	$10.94

Income (loss) from investment operations:
Net investment loss[c]	(0.09)	(0.32)	(0.33)	(0.36)	(0.33)	(0.33)
Net gain (loss) on securities (realized and unrealized)	(3.34)	(5.01)	2.87	0.14	2.69	1.63

Total from investment operations	(3.43)	(5.33)	2.54	(0.22)	2.36	1.30

Less distributions:
Distributions from realized gains	(0.06)	(1.31)	–	–	–	–

Total distributions	(0.06)	(1.31)	–	–	–	–

Net asset value, end of period	$6.79	$10.28	$16.92	$14.38	$14.60	$12.24

Total Return [d]	(33.37%)	(33.72%)	17.66%	(1.51%)	19.28%	11.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,475	$2,675	$5,792	$5,919	$8,283	$9,218

Ratios to average net assets:
Net investment loss	(2.60%)	(2.42%)	(2.07%)	(2.31%)	(2.41%)	(2.69%)
Total expenses[e]	3.40%	2.82%	2.56%	2.79%	2.85%	2.84%
Net expenses[f]	3.25%	2.82%	2.55%	2.79%	2.85%	2.83%
Net expenses prior to custodian earning credits and net of expense waivers	3.25%	2.82%	2.56%	2.79%	2.85%	2.84%

Portfolio turnover rate	297% [g]	169%	145%	136%	134%	157%

86	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Equity Fund Small Cap Growth Series

Class C	Six Months Ended March 31, 2009[a,b]	2008	2007	2006	2005	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$10.48	$17.23	$14.64	$14.88	$12.47	$11.15

Income (loss) from investment operations:
Net investment loss[c]	(0.10)	(0.33)	(0.33)	(0.35)	(0.33)	(0.33)
Net gain (loss) on securities (realized and unrealized)	(3.39)	(5.11)	2.92	0.11	2.74	1.65

Total from investment operations	(3.49)	(5.44)	2.59	(0.24)	2.41	1.32

Less distributions:
Distributions from realized gains	(0.06)	(1.31)	–	–	–	–

Total distributions	(0.06)	(1.31)	–	–	–	–

Net asset value, end of period	$6.93	$10.48	$17.23	$14.64	$14.88	$12.47

Total Return [d]	(33.31%)	(33.76%)	17.69%	(1.61%)	19.33%	11.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,452	$2,318	$3,964	$4,304	$4,420	$4,160

Ratios to average net assets:
Net investment loss	(2.59%)	(2.43%)	(2.07%)	(2.29%)	(2.42%)	(2.69%)
Total expenses[e]	3.40%	2.83%	2.56%	2.79%	2.85%	2.83%
Net expenses[f]	3.25%	2.83%	2.55%	2.79%	2.85%	2.82%
Net expenses prior to custodian earning credits and net of expense waivers	3.26%	2.83%	2.56%	2.79%	2.85%	2.83%

Portfolio turnover rate	297% [g]	169%	145%	136%	134%	157%

a Unaudited figures for the six months ended March 31, 2009. Percentage amounts for the period, except total return, have been annualized.

b Security Global Investors, LLC became the advisor of Small Cap Growth Series effective November 24, 2008. Prior to November 24, 2008, SGI paid RS Investments, Inc. for sub-advisory services.

c Net investment income (loss) was computed using average shares outstanding throughout the period.

d Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.

e Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

f Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

g Significant variation in the portfolio turnover rate is due to the Investment Manager’s appointment of new portfolio managers for the series.

87	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Equity Fund Small Cap Value Series (unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Small Cap Value Series on July 11, 2008 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2000 Value Index is an unmanaged index that measures the performance of securities of small to mid cap U.S. companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns
Periods Ended 3-31-09	Since Inception (7-11-08)
A Shares	(10.12%)
A Shares with Sales Charge	(15.29%)
C Shares	(10.64%)
C Shares with CDSC	(11.47%)
Institutional Class	(10.02%)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-09
Consumer Discretionary	9.11%
Consumer Staples	5.88
Energy	11.83
Financials	8.17
Health Care	6.26
Industrials	19.33
Information Technology	12.23
Materials	11.78
Utilities	7.09
Cash & Other Assets, Less Liabilities	8.32
Total Net Assets	100.00%

88	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Equity Fund Small Cap Value Series (unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses
	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009[1]	Expenses Paid During Period[2]
Small Cap Value
Series - Class A
Actual	$1,000.00	$782.94	$6.89
Hypothetical	1,000.00	1,017.20	7.80
Small Cap Value
Series - Class C
Actual	1,000.00	779.75	10.21
Hypothetical	1,000.00	1,013.46	11.55
Small Cap Value
Series - Institutional Class
Actual	1,000.00	783.13	5.78
Hypothetical	1,000.00	1,018.45	6.54

1 The actual ending account value is based on the actual total return of the Series for the period October 1, 2008 to March 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2008 to March 31, 2009 was (21.71%), (22.03%) and (21.69%), for Class A, C and Institutional Class shares, respectively.

2 Expenses are equal to the Series annualized expense ratio (1.55%, 2.30% and 1.30% for Class A, C, and Institutional Class shares, respectively), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

89

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Small Cap Value Series

	Shares	Value
COMMON STOCKS - 91.7%
Apparel Retail - 2.5%
Brown Shoe Company, Inc.	2,300	$8,625
Chico’s FAS, Inc. *	3,000	16,110
Talbots, Inc.	1,900	6,669

		31,404

Apparel, Accessories & Luxury Goods - 2.5%
Fossil, Inc. *	800	12,560
Maidenform Brands, Inc. *	1,600	14,656
Oxford Industries, Inc.	800	4,936

		32,152

Biotechnology - 0.1%
Combinatorx, Inc. *	2,900	1,798

Building Products - 0.5%
Trex Company, Inc. *	800	6,104

Coal & Consumable Fuels - 3.1%
Evergreen Energy, Inc. *	17,000	23,664
USEC, Inc. *	3,300	15,840

		39,504

Communications Equipment - 1.3%
Symmetricom, Inc. [1],*	4,800	16,800

Computer & Electronics Retail - 1.3%
Conn’s, Inc. *	1,200	16,848

Computer Storage & Peripherals - 0.9%
STEC, Inc. *	1,500	11,055

Construction & Engineering - 1.7%
Insituform Technologies, Inc. *	1,400	21,896

Construction Materials - 1.7%
Eagle Materials, Inc.	900	21,825

Consumer Finance - 0.6%
First Marblehead Corporation *	5,520	7,121

Data Processing & Outsourced Services - 1.4%
Heartland Payment Systems, Inc.	2,700	17,847

Electric Utilities - 3.2%
Allete, Inc.	404	10,783
Empire District Electric Company	1,000	14,440
Westar Energy, Inc.	900	15,777

		41,000

Electrical Components & Equipment - 2.7%
LaBarge, Inc. *	1,700	14,229
Power-One, Inc. [1],*	11,200	9,856
UQM Technologies, Inc. [1],*	6,500	10,660

		34,745

Electronic Manufacturing Services - 1.6%
Maxwell Technologies, Inc. [1],*	3,000	20,850

	Shares	Value
COMMON STOCKS - 91.7% (continued)
Food Retail - 2.0%
Winn-Dixie Stores, Inc. *	2,700	$25,812

Forest Products - 2.3%
Louisiana-Pacific Corporation	12,800	28,544

Gas Utilities - 1.5%
Atmos Energy Corporation	800	18,496

Health Care Equipment - 0.6%
Aspect Medical Systems, Inc. *	1,900	7,961

Health Care Facilities - 0.7%
Health Management Associates, Inc. *	3,300	8,514

Health Care Services - 4.9%
Mednax, Inc. *	900	26,523
Providence Service Corporation *	1,700	11,696
RehabCare Group, Inc. *	1,300	22,672

		60,891

Highways & Railtracks - 0.5%
Quixote Corporation [1]	1,800	6,246

Human Resources & Employment Services - 1.0%
Administaff, Inc.	600	12,678

Industrial Conglomerates - 2.5%
McDermott International, Inc. *	2,400	32,136

Insurance Brokers - 0.5%
Arthur J Gallagher & Company	350	5,950

IT Consulting & Other Services - 2.0%
CACI International, Inc. *	700	25,543

Mortgage REIT’s - 0.6%
Redwood Trust, Inc.	500	7,675

Multi-Sector Holdings - 1.9%
Pico Holdings, Inc. *	800	24,056

Multi-Utilities - 2.4%
NorthWestern Corporation	1,400	30,072

Oil & Gas Equipment & Services - 3.8%
Global Industries, Ltd. *	6,852	26,312
Tesco Corporation *	2,700	21,114

		47,426

Oil & Gas Exploration & Production - 2.1%
GMX Resources, Inc. *	800	5,200
Goodrich Petroleum Corporation *	600	11,616
Gulfport Energy Corporation *	1,000	2,320
PetroHawk Energy Corporation *	400	7,692

		26,828

90	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009 (unaudited)	Security Equity Fund Small Cap Value Series

	Shares	Value
COMMON STOCKS - 91.7% (continued)
Oil & Gas Storage & Transportation - 2.8%
Southern Union Company	2,350	$35,767

Packaged Foods & Meats - 3.9%
Del Monte Foods Company	3,500	25,515
TreeHouse Foods, Inc. *	800	23,032

		48,547

Paper Packaging - 1.5%
Bemis Company, Inc.	900	18,873

Paper Products - 3.0%
Clearwater Paper Corporation *	1,700	13,651
Schweitzer-Mauduit International, Inc.	1,300	23,998

		37,649

Property & Casualty Insurance - 2.5%
Assured Guaranty, Ltd.	450	3,047
Employers Holdings, Inc.	900	8,586
Hanover Insurance Group, Inc.	700	20,173

		31,806

Railroads - 0.7%
Kansas City Southern 2,*	683	8,681

Regional Banks - 2.1%
Commerce Bancshares, Inc.	320	11,616
Wilmington Trust Corporation	1,550	15,020

		26,636

Research & Consulting Services - 4.6%
ICF International, Inc. *	1,300	29,860
Navigant Consulting, Inc. 2,*	1,300	16,991
School Specialty, Inc. *	600	10,554

		57,405

Restaurants - 2.8%
BJ’s Restaurants, Inc. 2,*	2,500	34,775

Security & Alarm Services - 2.5%
GeoEye, Inc. *	1,600	31,600

Semiconductors - 5.0%
IXYS Corporation [1]	4,200	33,852
RF Micro Devices, Inc. *	11,100	14,763
Supertex, Inc. *	600	13,860

		62,475

Specialty Chemicals - 3.3%
Landec Corporation *	4,600	25,622
Zoltek Companies, Inc. *	2,400	16,344

		41,966

Trucking - 2.6%
Old Dominion Freight Line, Inc. *	320	7,517
Saia, Inc. *	1,700	20,315

	Shares	Value
COMMON STOCKS - 91.7% (continued)
Trucking - 2.6% (continued)
Universal Truckload Services, Inc.	350	$5,019

		32,851
TOTAL COMMON STOCKS
(cost $1,330,633)		$1,158,808
Total Investments - 91.7%
(cost $1,330,633)		$1,158,808
Cash & Other Assets, Less Liabilities - 8.3%		105,233

Total Net Assets - 100.0%		$1,264,041

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $1,330,633.

* Non-income producing security

1 Security is deemed illiquid. The total market value of illiquid securities is $98,264 (cost $132,559), or 7.8% of total net assets.

2 Security is segregated as collateral for open written option contracts.

91	The accompanying notes are an integral part of the financial statements

Security Equity Fund Small Cap Value Series (unaudited)

Statement of Assets and Liabilities
March 31, 2009
Assets:
Investments, at value*	$1,158,808
Cash	81,344

Receivables:
Fund shares sold	150
Dividends	1,110
Security Investors	6,510
Prepaid expenses	25,284

Total assets	1,273,206

Liabilities:
Payable for:
Written options, at value (premiums received, $2,220)	1,230
Management fees	970
Custodian fees	379
Transfer agent/maintenance fees	126
Administration fees	452
Professional fees	4,190
12b-1 distribution plan fees	115
Directors’ fees	59
Other	1,644

Total liabilities	9,165

Net assets	$1,264,041

Net assets consist of:
Paid in capital	$1,447,232
Accumulated net investment loss	(451)
Accumulated net realized loss on sale of investments	(11,905)
Net unrealized depreciation in value of investments	(170,835)

Net assets	$1,264,041

Class A:
Capital shares outstanding (unlimited number of shares authorized)	73,246
Net assets	$611,378
Net asset value and redemption price per share	$8.35

Maximum offering price per share (net asset value divided by 94.25%)	$8.86

Class C:
Capital shares outstanding (unlimited number of shares authorized)	42,505
Net assets	$352,758
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$8.30

Institutional Class:
Capital shares outstanding (unlimited number of shares authorized)	35,878
Net assets	$299,905
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$8.36

* Investments, at cost	$1,330,633

Statement of Operations
For the Six Months Ended March 31, 2009
Investment Income:
Dividends	$8,968
Interest	166

Total investment income	9,134

Expenses:
Management fees	5,592
Transfer agent/maintenance fees	699
Administration fees	1,050
Directors’ fees	60
Professional fees	6,562
Reports to shareholders	1,351
Registration fees	23,740
Other expenses	910
12b-1 distribution fees - Class A	608
12b-1 distribution fees - Class C	1,695

Total expenses	42,267
Less:
Reimbursement of expenses - Class A	(14,122)
Reimbursement of expenses - Class C	(9,851)
Reimbursement of expenses - Institutional Class	(8,709)

Net expenses	9,585

Net investment loss	(451)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(8,854)
Options written	1,569

Net realized loss	(7,285)

Net unrealized appreciation (depreciation) during the period on:
Investments	(238,295)
Options written	837

Net unrealized depreciation	(237,458)

Net loss	(244,743)

Net decrease in net assets resulting from operations	$(245,194)

92	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Equity Fund Small Cap Value Series

	Six Months Ended March 31, 2009 (unaudited)	Period Ended September 30, 2008*

Increase (decrease) in net assets from operations:
Net investment loss	$(451)	$(895)
Net realized gain (loss) during the period on investments	(7,285)	81,197
Net unrealized appreciation (depreciation) during the period on investments	(237,458)	66,623

Net increase (decrease) in net assets resulting from operations	(245,194)	146,925

Distributions to shareholders from:
Net realized gain
Class A	(37,409)	–
Class C	(26,547)	–
Class Institutional Class	(20,966)	–

Total distributions to shareholders	(84,922)	–

Capital share transactions:
Proceeds from sale of shares
Class A	290,800	350,960
Class C	93,920	343,156
Institutional Class	–	333,333
Distributions reinvested
Class A	37,409	–
Class C	26,547	–
Institutional Class	20,966	–
Cost of shares redeemed
Class A	(16)	–
Class C	(49,358)	(485)

Net increase from capital share transactions	420,268	1,026,964

Net increase in net assets	90,152	1,173,889

Net assets:
Beginning of period	1,173,889	–

End of period	$1,264,041	$1,173,889

Accumulated net investment loss at end of period	$(451)	$–

Capital share activity:
Shares sold
Class A	33,899	34,804
Class C	11,358	34,174
Institutional Class	–	33,333
Shares reinvested
Class A	4,545	–
Class C	3,234	–
Institutional Class	2,545	–
Shares redeemed
Class A	(2)	–
Class C	(6,220)	(41)

* For the period July 11, 2008 (commencement of operations) to September 30, 2008.

93	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Small Cap Value Series

Class A	Six Months Ended March 31, 2009[a]	Period Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$11.48	$10.00
Income (loss) from investment operations:
Net investment income[c]	–	–
Net gain (loss) on securities (realized and unrealized)	(2.50)	1.48

Total from investment operations	(2.50)	1.48
Less distributions:
Distributions from realized gains	(0.63)	–

Total distributions	(0.63)	–
Net asset value, end of period	$8.35	$11.48

Total Return [d]	(21.71%)	14.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$611	$400
Ratios to average net assets:
Net investment income (loss)	0.12%	(0.19%)
Total expenses[e]	7.33%	6.10%
Net expenses[f]	1.55%	1.55%
Net expenses prior to custodian earning credits and net of expense waivers	1.55%	1.55%
Portfolio turnover rate	44%	86%

Class C	Six Months Ended March 31, 2009[a]	Period Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$11.46	$10.00
Income (loss) from investment operations:
Net investment loss[c]	(0.03)	(0.02)
Net gain (loss) on securities (realized and unrealized)	(2.50)	1.48

Total from investment operations	(2.53)	1.46
Less distributions:
Distributions from realized gains	(0.63)	–

Total distributions	(0.63)	–
Net asset value, end of period	$8.30	$11.46

Total Return [d]	(22.03%)	14.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$353	$391
Ratios to average net assets:
Net investment loss	(0.71%)	(0.94%)
Total expenses[e]	8.10%	6.88%
Net expenses[f]	2.30%	2.30%
Net expenses prior to custodian earning credits and net of expense waivers	2.30%	2.30%
Portfolio turnover rate	44%	86%

94	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Small Cap Value Series

Institutional Class	Six Months Ended March 31, 2009[a]	Period Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$11.49	$10.00
Income (loss) from investment operations:
Net investment income[c]	0.01	–
Net gain (loss) on securities (realized and unrealized)	(2.51)	1.49

Total from investment operations	(2.50)	1.49
Less distributions:
Distributions from realized gains	(0.63)	–

Total distributions	(0.63)	–
Net asset value, end of period	$8.36	$11.49

Total Return	(21.69%)	14.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$300	$383
Ratios to average net assets:
Net investment income	0.32%	0.06%
Total expenses[e]	7.24%	5.90%
Net expenses[f]	1.30%	1.30%
Net expenses prior to custodian earning credits and net of expense waivers	1.30%	1.30%
Portfolio turnover rate	44%	86%

a Unaudited figures for the six months ended March 31, 2009. Percentage amounts for the period, except total return, have been annualized.

b Security Small Cap Value Series was initially capitalized on July 11, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return have been annualized

c Net investment income (loss) was computed using average shares outstanding throughout the period.

d Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class C shares.

e Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

f Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

95	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Large Cap Value Fund (unaudited)

PERFORMANCE

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Large Cap Value Fund on March 31, 1999, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns
Periods Ended
3-31-09	1 Year	5 Years	10 Years

A Shares	(41.41%)	(4.33%)	(3.28%)

A Shares with sales charge	(44.78%)	(5.45%)	(3.85%)

B Shares	(41.55%)	(4.85%)	(3.96%)

B Shares with CDSC	(44.40%)	(5.21%)	(3.96%)

C Shares	(42.13%)	(5.16%)	(4.17%)

C Shares with CDSC	(42.70%)	(5.16%)	(4.17%)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-09
Consumer Discretionary	9.08%
Consumer Staples	11.30
Energy	15.57
Financials	12.31
Health Care	11.52
Industrials	21.65
Information Technology	8.49
Materials	3.07
Telecommunication Services	1.21
Utilities	4.96
Cash & Other Assets, Less Liabilities	0.84
Total Net Assets	100.00%

96	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Large Cap Value Fund (unaudited)

Information About Your Fund’s Expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009 [1]	Expenses Paid During Period [2]

Large Cap Value
Fund - Class A
Actual	$1,000.00	$671.30	$5.25
Hypothetical	1,000.00	1,018.65	6.34

Large Cap Value
Fund - Class B
Actual	1,000.00	669.08	4.16
Hypothetical	1,000.00	1,019.95	5.04

Large Cap Value
Fund - Class C
Actual	1,000.00	665.28	8.30
Hypothetical	1,000.00	1,014.96	10.05

1 The actual ending account value is based on the actual total return of the Fund for the period October 1, 2008 to March 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2008 to March 31, 2009 was (32.87%), (33.09%) and (33.47%), for Class A, B and C shares, respectively.

2 Expenses are equal to the Fund annualized expense ratio (1.25%, 1.00% and 2.00% for Class A, B, and C shares, respectively), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

97

Schedule of Investments March 31, 2009	Security Large Cap Value Fund (unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 2.7%
United Technologies Corporation	24,000	$1,031,520

Air Freight & Logistics - 3.3%
FedEx Corporation	28,100	1,250,169

Broadcasting - 0.8%
CBS Corporation (Cl.B)	77,100	296,064

Building Products - 2.1%
USG Corporation *	104,000	791,440

Cable & Satellite - 0.7%
Time Warner Cable, Inc.	10,509	260,622

Computer Hardware - 2.4%
Hewlett-Packard Company	28,700	920,122

Construction Materials - 1.4%
Vulcan Materials Company	11,000	487,190

Consumer Finance - 0.4%
First Marblehead Corporation *	132,341	170,720

Data Processing & Outsourced Services - 4.5%
Western Union Company	134,600	1,691,922

Department Stores - 3.2%
JC Penney Company, Inc.	61,200	1,228,284

Diversified Banks - 2.5%
U.S. Bancorp	39,078	570,930
Wells Fargo & Company	26,600	378,784

		949,714

Diversified Chemicals - 0.7%
Dow Chemical Company	33,600	283,248

Drug Retail - 2.2%
CVS Caremark Corporation	30,800	846,692

Electric Utilities - 3.9%
Edison International	50,300	1,449,143

Electronic Manufacturing Services - 1.6%
Tyco Electronics, Ltd.	55,150	608,856

Health Care Equipment - 4.4%
Covidien, Ltd.	20,350	676,434
Hospira, Inc. *	31,700	978,262

		1,654,696

Health Care Services - 2.3%
Medco Health Solutions, Inc. *	21,500	888,810

Home Improvement Retail - 1.8%
Lowe’s Companies, Inc.	36,800	671,600

Hypermarkets & Super Centers - 6.7%
Costco Wholesale Corporation	25,300	1,171,896

	Shares	Value
COMMON STOCKS - 99.2% (continued)
Hypermarkets & Super Centers - 6.7% (continued)
Wal-Mart Stores, Inc.	26,400	$1,375,440

		2,547,336

Independent Power Producers & Energy Traders - 1.1%
NRG Energy, Inc. *	24,500	431,200

Industrial Conglomerates - 4.7%
General Electric Company	84,200	851,262
McDermott International, Inc. *	71,100	952,029

		1,803,291

Industrial Machinery - 2.3%
Parker Hannifin Corporation	25,500	866,490

Insurance Brokers - 1.9%
AON Corporation	18,100	738,842

Integrated Oil & Gas - 9.8%
Chevron Corporation	21,000	1,412,040
ConocoPhillips	8,900	348,524
Exxon Mobil Corporation	28,700	1,954,470

		3,715,034

Integrated Telecommunication Services - 1.2%
Windstream Corporation	56,976	459,227

Managed Health Care - 1.9%
Aetna, Inc.	29,500	717,735

Movies & Entertainment - 2.6%
News Corporation	27,500	182,050
Time Warner, Inc.	41,863	807,946

		989,996

Oil & Gas Equipment & Services - 1.7%
Halliburton Company	42,000	649,740

Oil & Gas Exploration & Production - 2.1%
Chesapeake Energy Corporation	46,800	798,408

Oil & Gas Storage & Transportation - 2.0%
Williams Companies, Inc.	65,500	745,390

Other Diversified Financial Services - 1.5%
JPMorgan Chase & Company [1]	20,963	557,197

Pharmaceuticals - 2.9%
Schering-Plough Corporation	47,200	1,111,560

Property & Casualty Insurance - 6.0%
Berkshire Hathaway, Inc. *	26	2,254,199

Railroads - 3.9%
Union Pacific Corporation	35,700	1,467,627

98	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009	Security Large Cap Value Fund (unaudited)

	Shares	Value
COMMON STOCKS - 99.2% (continued)
Research & Consulting Services - 2.6%
Equifax, Inc.	41,100	$1,004,895

Specialty Chemicals - 1.0%
Rohm & Haas Company	5,000	394,200

Tobacco - 2.4%
Altria Group, Inc.	18,600	297,972
Philip Morris International, Inc.	16,800	597,744

		895,716
TOTAL COMMON STOCKS
(cost $57,453,239)		$37,628,895
Total Investments - 99.2%
(cost $57,453,239)		$37,628,895
Cash & Other Assets, Less Liabilities - 0.8%		318,625

Total Net Assets - 100.0%		$37,947,520

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $58,587,099.

*	Non-income producing security

[1]	Security is segregated as collateral for open written option contracts.

99	The accompanying notes are an integral part of the financial statements

Security Large Cap Value Fund (unaudited)

Statement of Assets and Liabilities
March 31, 2009
Assets:
Investments, at value*	$37,628,895
Receivables:
Fund shares sold	16,691
Securities sold	664,522
Dividends	116,121
Security Investors	13,429
Prepaid expenses	45,524

Total assets	38,485,182

Liabilities:
Cash overdraft	454,556
Payable for:
Fund shares redeemed	20,875
Written options, at value (premiums received, $7,534)	2,775
Management fees	20,868
Custodian fees	993
Transfer agent/maintenance fees	9,796
Administration fees	3,110
Professional fees	7,961
12b-1 distribution plan fees	8,737
Directors’ fees	3,093
Other	4,898

Total liabilities	537,662

Net assets	$37,947,520

Net assets consist of:
Paid in capital	$70,986,663
Undistributed net investment income	316,098
Accumulated net realized loss on sale of investments	(13,535,655)
Net unrealized depreciation in value of investments	(19,819,586)

Net assets	$37,947,520

Class A:
Capital shares outstanding (unlimited number of shares authorized)	6,922,784
Net assets	$30,685,037
Net asset value and redemption price per share	$4.43

Maximum offering price per share (net asset value divided by 94.25%)	$4.70

Class B:
Capital shares outstanding (unlimited number of shares authorized)	1,067,066
Net assets	$4,383,902
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.11

Class C:
Capital shares outstanding (unlimited number of shares authorized)	686,439
Net assets	$2,878,581
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.19

*Investments, at cost	$57,453,239

Statement of Operations
For the Six Months Ended March 31, 2009
Investment Income:
Dividends	$658,908
Interest	4,470

Total investment income	663,378

Expenses:
Management fees	172,196
Transfer agent/maintenance fees	128,200
Administration fees	25,237
Custodian fees	2,604
Directors’ fees	2,925
Professional fees	10,400
Reports to shareholders	8,503
Registration fees	21,447
Other expenses	12,652
12b-1 distribution fees - Class A	54,786
12b-1 distribution fees - Class C	16,489

Total expenses	455,439
Less:
Reimbursement of expenses - Class A	(96,763)
Reimbursement of expenses - Class B	(14,064)
Reimbursement of expenses - Class C	(7,889)

Net expenses	336,723

Net investment income	326,655

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(6,018,686)
Options written	90,578

Net realized loss	(5,928,108)

Net unrealized appreciation (depreciation) during the period on:
Investments	(19,486,619)
Options written	4,758

Net unrealized depreciation	(19,481,861)

Net loss	(25,409,969)

Net decrease in net assets resulting from operations	$(25,083,314)

100	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security
Large Cap Value Fund

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30, 2008

Increase (decrease) in net assets from operations:
Net investment income	$326,655	$639,605
Net realized (loss) during the period on investments	(5,928,108)	(4,539,850)
Net unrealized depreciation during the period on investments	(19,481,861)	(19,633,290)

Net (decrease) in net assets resulting from operations	(25,083,314)	(23,533,535)

Distributions to shareholders from:
Net investment income
Class A	(503,277)	(378,053)
Class B	(90,508)	(22,222)
Net realized gain
Class A	(377,458)	(2,835,403)
Class B	(49,025)	(523,802)
Class C	(28,172)	(232,292)

Total distributions to shareholders	(1,048,440)	(3,991,772)

Capital share transactions:
Proceeds from sale of shares
Class A	6,875,451	42,964,106
Class B	1,426,819	3,386,023
Class C	938,989	2,180,812
Distributions reinvested
Class A	846,028	3,086,622
Class B	138,475	540,480
Class C	28,048	228,558
Cost of shares redeemed
Class A	(22,171,142)	(36,583,296)
Class B	(2,463,374)	(6,331,496)
Class C	(949,408)	(2,035,897)

Net increase (decrease) from capital share transactions	(15,330,114)	7,435,912

Net decrease in net assets	(41,461,868)	(20,089,395)

Net assets:
Beginning of period	79,409,388	99,498,783

End of period	$37,947,520	$79,409,388

Undistributed net investment income at end of period	$316,098	$583,228

Capital share activity:
Shares sold
Class A	1,453,119	5,509,142
Class B	320,160	457,814
Class C	195,090	284,364
Shares reinvested
Class A	170,227	377,800
Class B	29,908	70,743
Class C	5,930	29,416
Shares redeemed
Class A	(4,657,853)	(4,639,628)
Class B	(569,240)	(849,539)
Class C	(209,040)	(274,934)

101	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security
Selected data for each share of capital stock outstanding throughout each period	Large Cap Value Fund

Class A	Six Months Ended March 31, 2009 [a]	2008	2007	2006	2005[b]	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$6.72	$9.18	$7.65	$6.78	$5.71	$5.11
Income (loss) from investment operations:
Net investment income[c]	0.03	0.05	0.04	0.01	0.03	0.01
Net gain (loss) on securities (realized and unrealized)	(2.23)	(2.14)	1.49	0.90	1.04	0.60

Total from investment operations	(2.20)	(2.09)	1.53	0.91	1.07	0.61
Less distributions:
Dividends from net investment income	(0.05)	(0.04)	–	(0.04)	–	(0.01)
Distributions from realized gains	(0.04)	(0.33)	–	–	–	–

Total distributions	(0.09)	(0.37)	–	(0.04)	–	(0.01)
Net asset value, end of period	$4.43	$6.72	$9.18	$7.65	$6.78	$5.71

Total Return [d]	(32.87%)	(23.45%)	20.04%	13.45%	18.74%	11.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,685	$66,902	$79,998	$64,786	$45,295	$43,071
Ratios to average net assets:
Net investment income	1.24%	0.68%	0.51%	0.17%	0.56%	0.19%
Total expenses[e]	1.70%	1.36%	1.35%	1.49%	1.61%	1.52%
Net expenses[f]	1.25%	1.25%	1.27%	1.49%	1.61%	1.52%
Net expenses prior to custodian earning credits and net of expense waivers	1.25%	1.25%	1.27%	1.49%	1.61%	1.52%
Portfolio turnover rate	40%	48%	25%	54%	110%	75%

Class B	Six Months Ended March 31, 2009[a,g]	2008[g]	2007[g]	2006	2005[b]	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$6.29	$8.58	$7.18	$6.38	$5.42	$4.87
Income (loss) from investment operations:
Net investment income (loss)[c]	0.04	0.07	(0.01)	(0.04)	(0.01)	(0.03)
Net gain (loss) on securities (realized and unrealized)	(2.11)	(2.02)	1.41	0.84	0.97	0.58

Total from investment operations	(2.07)	(1.95)	1.40	0.80	0.96	0.55
Less distributions:
Dividends from net investment income	(0.07)	(0.01)	–	–	–	–
Distributions from realized gains	(0.04)	(0.33)	–	–	–	–

Total distributions	(0.11)	(0.34)	–	–	–	–
Net asset value, end of period	$4.11	$6.29	$8.58	$7.18	$6.38	$5.42

Total Return [d]	(33.09%)	(23.39%)	19.50%	12.54%	17.71%	11.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,384	$8,097	$13,784	$12,761	$8,500	$10,164
Ratios to average net assets:
Net investment income (loss)	1.56%	0.93%	(0.08%)	(0.58%)	(0.16%)	(0.57%)
Total expenses[e]	1.48%	1.11%	1.92%	2.26%	2.36%	2.27%
Net expenses[f]	1.00%	1.00%	1.85%	2.26%	2.36%	2.27%
Net expenses prior to custodian earning credits and net of expense waivers	1.00%	1.00%	1.85%	2.26%	2.36%	2.27%
Portfolio turnover rate	40%	48%	25%	54%	110%	75%

102	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security
Selected data for each share of capital stock outstanding throughout each period	Large Cap Value Fund

Class C	Six Months Ended March 31, 2009[a]	2008	2007	2006	2005[b]	Year Ended September 30, 2004
Per Share Data
Net asset value, beginning of period	$6.35	$8.72	$7.31	$6.49	$5.52	$4.96
Income (loss) from investment operations:
Net investment income (loss)[c]	0.01	–	(0.02)	(0.04)	(0.01)	(0.03)
Net gain (loss) on securities (realized and unrealized)	(2.13)	(2.04)	1.43	0.86	0.98	0.59

Total from investment operations	(2.12)	(2.04)	1.41	0.82	0.97	0.56
Less distributions:
Distributions from realized gains	(0.04)	(0.33)	–	–	–	–

Total distributions	(0.04)	(0.33)	–	–	–	–
Net asset value, end of period	$4.19	$6.35	$8.72	$7.31	$6.49	$5.52

Total Return [d]	(33.47%)	(24.09%)	19.29%	12.63%	17.57%	11.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,879	$4,410	$5,717	$3,536	$2,899	$2,561
Ratios to average net assets:
Net investment income (loss)	0.56%	(0.07%)	(0.23%)	(0.60%)	(0.18%)	(0.57%)
Total expenses[e]	2.49%	2.11%	2.10%	2.25%	2.36%	2.28%
Net expenses[f]	2.00%	2.00%	2.02%	2.25%	2.36%	2.28%
Net expenses prior to custodian earning credits and net of expense waivers	2.00%	2.00%	2.02%	2.25%	2.36%	2.28%
Portfolio turnover rate	40%	48%	25%	54%	110%	75%

a Unaudited figures for the six months ended March 31, 2009. Percentage amounts for the period, except total return, have been annualized.

b Security Investors (SI) became the advisor of Security Large Cap Value Fund effective June 30, 2005. Prior to June 30, 2005, SI paid Dreyfus Corporation for sub-advisory services.

c Net investment income (loss) was computed using average shares outstanding throughout the period.

d Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.

e Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

f Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

g Effective August 1, 2007, Class B shares ceased charging 12b-1 fees in accordance with FINRA (formerly NASD) sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales exceed the sales cap limit.

103	The accompanying notes are an integral part of the financial statements

Performance Summary	Security Large Cap Value Fund
Large Cap Value Institutional Series
March 31, 2009	(unaudited)

PERFORMANCE

$10,000 Since Inception

This chart assumes a $10,000 investment in shares of Large Cap Value Institutional Series on July 11, 2008 (date of inception), and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns
Periods Ended 3-31-09	Since Inception (7-11-08)
Large Cap Value Institutional Series	(36.69%)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-09
Consumer Discretionary	10.11%
Consumer Staples	11.77
Energy	15.64
Financials	11.58
Health Care	12.87
Industrials	24.32
Information Technology	9.23
Materials	3.27
Telecommunication Services	1.35
Utilities	5.30
Exchange Traded Funds	2.79
Liabilities, Less Cash & Other Assets	(8.23)
Total Net Assets	100.00%

104	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Large Cap Value Fund Large Cap Value Institutional Series (unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds

Series Expenses
	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009[1]	Expenses Paid During Period[2]
Large Cap Value Institutional Series
Actual	$1,000.00	$658.77	$4.05
Hypothetical	1,000.00	1,020.04	4.94

1 The actual ending account value is based on the actual total return of the Series for the period October 1, 2008 to March 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2008 to March 31, 2009 was (34.12%).

2 Expenses are equal to the Series annualized expense ratio of 0.98%, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

105

Schedule of Investments March 31, 2009	Security Large Cap Value Fund Large Cap Value Institutional Series (unaudited)

	Shares	Value
COMMON STOCKS - 108.2%
Aerospace & Defense - 3.1%
United Technologies Corporation	1,670	$71,777

Air Freight & Logistics - 3.0%
FedEx Corporation	1,600	71,184

Broadcasting - 0.5%
CBS Corporation (Cl.B)	2,770	10,637

Building Products - 1.9%
USG Corporation *	5,890	44,823

Cable & Satellite - 0.6%
Time Warner Cable, Inc.	562	13,944

Computer Hardware - 2.7%
Hewlett-Packard Company	1,950	62,517

Construction Materials - 1.5%
Vulcan Materials Company	750	33,217

Consumer Finance - 0.3%
First Marblehead Corporation *	6,069	7,829

Data Processing & Outsourced Services - 4.7%
Western Union Company	8,870	111,496

Department Stores - 3.2%
JC Penney Company, Inc.	3,770	75,664

Diversified Banks - 2.8%
U.S. Bancorp	2,230	32,580
Wells Fargo & Company	2,380	33,892

		66,472

Diversified Chemicals - 0.7%
Dow Chemical Company	2,050	17,282

Drug Retail - 2.3%
CVS Caremark Corporation	1,960	53,880

Electric Utilities - 4.1%
Edison International	3,330	95,937

Electronic Manufacturing Services - 1.8%

Tyco Electronics, Ltd.	3,810	42,062

Exchange Traded Funds - 2.8%
iShares Russell 1000 Value Index Fund	806	32,716
iShares S&P 500 Value Index Fund	875	32,550

		65,266

Health Care Equipment - 4.6%
Covidien, Ltd.	1,150	38,226
Hospira, Inc. *	2,230	68,818

		107,044

Health Care Services - 2.6%
Medco Health Solutions, Inc. *	1,480	61,183

	Shares	Value
COMMON STOCKS - 108.2% (continued)
Home Improvement Retail - 4.0%
Lowe’s Companies, Inc.	5,110	$93,257

Hypermarkets & Super Centers - 6.4%
Costco Wholesale Corporation	1,140	52,805
Wal-Mart Stores, Inc.	1,840	95,864

		148,669

Independent Power Producers & Energy Traders - 1.2%
NRG Energy, Inc. *	1,600	28,160

Industrial Conglomerates - 6.1%
General Electric Company	5,340	53,987
McDermott International, Inc. *	6,820	91,319

		145,306

Industrial Machinery - 3.3%
Parker Hannifin Corporation	2,300	78,154

Insurance Brokers - 3.0%
AON Corporation	1,700	69,394

Integrated Oil & Gas - 9.8%
Chevron Corporation	1,190	80,016
ConocoPhillips	660	25,846
Exxon Mobil Corporation	1,820	123,942

		229,804

Integrated Telecommunication Services - 1.4%
Windstream Corporation	3,930	31,676

Managed Health Care - 2.3%
Aetna, Inc.	2,200	53,526

Movies & Entertainment - 1.8%
Time Warner, Inc.	2,240	43,228

Oil & Gas Equipment & Services - 2.0%
Halliburton Company	3,060	47,338

Oil & Gas Exploration & Production - 2.1%
Chesapeake Energy Corporation	2,900	49,474

Oil & Gas Storage & Transportation - 1.7%
Williams Companies, Inc.	3,490	39,716

Other Diversified Financial Services - 1.7%
JPMorgan Chase & Company	1,536	40,827

Pharmaceuticals - 3.4%
Schering-Plough Corporation	3,380	79,599

Property & Casualty Insurance - 3.8%
Berkshire Hathaway, Inc. *	1	86,699

106	The accompanying notes are an integral part of the financial statements

Schedule of Investments March 31, 2009	Security Large Cap Value Fund Large Cap Value Institutional Series (unaudited)

	Shares	Value
COMMON STOCKS - 108.2% (continued)
Railroads - 4.0%
Union Pacific Corporation	2,260	$92,909

Research & Consulting Services - 2.8%
Equifax, Inc.	2,670	65,282

Specialty Chemicals - 1.1%
Rohm & Haas Company	330	26,017

Tobacco - 3.1%
Altria Group, Inc.	1,920	30,758
Philip Morris International, Inc.	1,190	42,341

		73,099
TOTAL COMMON STOCKS
(cost $3,618,643)		$2,534,348
Total Investments - 108.2%
(cost $3,618,643)		$2,534,348
Liabilities, Less Cash & Other Assets - (8.2)%		(192,682)

Total Net Assets - 100.0%		$2,341,666

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $3,618,643.

* Non-income producing security

107	The accompanying notes are an integral part of the financial statements

Security Large Cap Value Fund Large Cap Value Institutional Series (unaudited)

Statement of Assets and Liabilities
March 31, 2009
Assets:
Investments, at value*	$2,534,348
Cash	164,663
Receivables:
Fund shares sold	4,298
Securities sold	57
Dividends	7,330
Security Investors	3,210
Prepaid expenses	12,696

Total assets	2,726,602

Liabilities:

Payable for:
Fund shares redeemed	375,478
Management fees	1,387
Administration fees	293
Transfer agent/maintenance fees	25
Custodian fees	695
Directors’ fees	97
Professional fees	4,170
Other fees	2,791

Total liabilities	384,936

Net assets	$2,341,666

Net assets consist of:
Paid in capital	$3,597,503
Undistributed net investment income	11,238
Accumulated net realized loss on sale of investments	(182,779)
Net unrealized depreciation in value of investments	(1,084,296)

Net assets	$2,341,666

Capital shares authorized	unlimited
Capital shares outstanding	372,096
Net asset value per share
(net assets divided by shares outstanding)	$6.29

*Investments, at cost	$3,618,643

Statement of Operations For the Six Months Ended March 31, 2009
Investment Income:
Dividends	$35,961
Interest	219

Total investment income	36,180

Expenses:
Management fees	8,871
Administration fees	1,078
Transfer agent/maintenance fees	192
Custodian fees	84
Directors’ fees	126
Professional fees	6,583
Reports to shareholders	2,364
Registration fees	11,764
Other	927

Total expenses	31,989
Less:
Reimbursement of expenses	(18,596)

Net expenses	13,393

Net investment income	22,787

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(141,961)
Options written	2,131

Net realized loss	(139,830)

Net unrealized appreciation (depreciation) during the period on:
Investments	(1,002,024)

Net unrealized depreciation	(1,002,024)

Net realized and unrealized loss	(1,141,854)

Net decrease in net assets resulting from operations	$(1,119,067)

108	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security Large Cap Value Fund Large Cap Value Institutional Series

	Six Months Ended March 31, 2009 (unaudited)	Period Ended September 30, 2008*

Increase (decrease) in net assets from operations:
Net investment income	$22,787	$8,072
Net realized loss during the period on investments	(139,830)	(42,949)
Net unrealized depreciation during the period on investments	(1,002,024)	(82,272)

Net decrease in net assets resulting from operations	(1,119,067)	(117,149)

Distributions to shareholders from:
Net investment income	(19,621)	–

Total distributions to shareholders	(19,621)	–

Capital share transactions:
Proceeds from sale of shares	2,247,378	3,308,936
Dividends reinvested	19,621	–
Cost of shares redeemed	(1,664,841)	(313,591)

Net increase from capital share transactions	602,158	2,995,345

Net increase (decrease) in net assets	(536,530)	2,878,196

Net assets:
Beginning of period	2,878,196	–

End of period	$2,341,666	$2,878,196

Undistributed net investment income at end of period	$11,238	$8,072

Capital share activity:
Shares sold	316,754	330,636
Shares reinvested	2,764	–
Shares redeemed	(246,952)	(31,106)

Total capital share activity	72,566	299,530

* For the period July 11, 2008 (commencement of operations) to September 30, 2008.

109	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Large Cap Value Fund Large Cap Value Institutional Series

	Six Months Ended March 31, 2009 [a]	Period Ended September 30, 2008 [b]
Per Share Data
Net asset value, beginning of period	$9.61	$10.00
Income (loss) from investment operations:
Net investment income[c]	0.06	0.03
Net loss on securities (realized and unrealized)	(3.33)	(0.42)

Total from investment operations	(3.27)	(0.39)
Less distributions:
Dividends from net investment income	(0.05)	–
Total distributions	(0.05)	–
Net asset value, end of period	$6.29	$9.61

Total Return	(34.12%)	(3.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,342	$2,878
Ratios to average net assets:
Net investment income	1.67%	1.17%
Total expenses[d]	2.34%	2.33%
Net expenses[e]	0.98%	0.98%
Net expenses prior to custodian earnings credits and net of expense waivers	0.98%	0.98%
Portfolio turnover rate	104%	35%

a Unaudited figures for the six months ended March 31, 2009. Percentage amounts, except total return, have been annualized.

b Security Large Cap Value Institutional Series was initially capitalized on July 11, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

c Net investment income (loss) was computed using average shares outstanding throughout the period.

d Total expense information reflects the expense ratios absent expense reductions by the Investment Manager and earnings credits, as applicable.

e Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

110	The accompanying notes are an integral part of the financial statements

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111

Performance Summary March 31, 2009	Security Mid Cap Growth Fund (unaudited)

PERFORMANCE

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Security Mid Cap Growth Fund on March 31, 1999, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions of the redemption of fund shares. The Russell MidCap Growth Index is an unmanaged capitalization-weighted index that is designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns
Periods Ended
3-31-09	1 Year	5 Years	10 Years
A Shares	(35.24%)	(9.20%)	1.55%
A Shares with sales charge	(38.97%)	(10.27%)	0.95%
B Shares	(35.59%)	(9.85%)	0.86%
B Shares with CDSC	(38.76%)	(10.05%)	0.86%
C Shares	(35.80%)	(9.88%)	0.76%
C Shares with CDSC	(36.44%)	(9.88%)	0.76%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-09
Consumer Discretionary	17.30%
Consumer Staples	2.51
Energy	9.28
Financials	5.72
Health Care	13.01
Industrials	9.41
Information Technology	24.43
Materials	9.36
Exchange Traded Funds	5.29
Warrants	0.02
Cash & Other Assets, Less Liabilities	3.67
Total Net Assets	100.00%

112	The accompanying notes are an integral part of the financial statements

Performance Summary March 31, 2009	Security Mid Cap Growth Fund (unaudited)

Information About Your Fund’s Expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 through March 31, 2009.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009[1]	Expenses Paid During Period[2]
Mid Cap Growth
Fund - Class A
Actual	$1,000.00	$736.87	$8.10
Hypothetical	1,000.00	1,015.61	9.40
Mid Cap Growth
Fund - Class B
Actual	1,000.00	735.80	11.34
Hypothetical	1,000.00	1,011.87	13.14
Mid Cap Growth
Fund - Class C
Actual	1,000.00	733.70	11.32
Hypothetical	1,000.00	1,011.87	13.14

1 The actual ending account value is based on the actual total return of the Fund for the period October 1, 2008 to March 31, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2008 to March 31, 2009 was (26.31%), (26.42%) and (26.63%), for Class A, B and C shares, respectively.

2 Expenses are equal to the Fund annualized expense ratio (1.87%, 2.62% and 2.62% for Class A, B, and C shares, respectively), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

113	The accompanying notes are an integral part of the financial statements

Security Mid Cap Growth Fund (unaudited)
Schedule of Investments March 31, 2009

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 6.6%
Goodrich Corporation	49,430	$1,872,903
Precision Castparts Corporation	33,050	1,979,695

		3,852,598

Application Software - 4.2%
Amdocs, Ltd. *	57,720	1,068,974
Nuance Communications, Inc. *	126,450	1,373,247

		2,442,221

Asset Management & Custody Banks - 1.7%
BlackRock, Inc.	7,850	1,020,814

Biotechnology - 5.7%
Genzyme Corporation *	38,100	2,262,759
Gilead Sciences, Inc. *	23,460	1,086,667

		3,349,426

Casinos & Gaming - 4.1%
Penn National Gaming, Inc. *	51,640	1,247,106
WMS Industries, Inc. *	55,125	1,152,664

		2,399,770

Coal & Consumable Fuels - 0.9%
Peabody Energy Corporation	21,745	544,495

Construction & Engineering - 1.2%
Aecom Technology Corporation *	25,950	676,776

Data Processing & Outsourced Services - 3.7%
Alliance Data Systems Corporation *	57,905	2,139,590

Exchange Traded Funds - 5.3%
iShares Russell Midcap Growth Index Fund	102,440	3,083,444

Fertilizers & Agricultural Chemicals - 1.5%
Mosaic Company	20,720	869,826

Food Retail - 2.5%
Kroger Company	69,070	1,465,665

Health Care Equipment - 1.6%
Beckman Coulter, Inc.	18,655	951,592

Home Entertainment Software - 3.3%
Activision Blizzard, Inc. *	183,080	1,915,017

Homefurnishing Retail - 2.1%
Bed Bath & Beyond, Inc. *	50,500	1,249,875

Hotels, Resorts & Cruise Lines - 1.6%
Marriott International, Inc.	55,850	913,706

Housewares & Specialties - 2.3%
Jarden Corporation *	105,830	1,340,866

	Shares	Value
COMMON STOCKS - 96.3% (continued)
Industrial Gases - 5.6%
AirGas, Inc.	50,675	$1,713,321
Praxair, Inc.	22,735	1,529,838

		3,243,159

IT Consulting & Other Services - 3.2%
Cognizant Technology Solutions Corporation *	90,635	1,884,302

Leisure Facilities - 1.3%
Life Time Fitness, Inc. *	61,010	766,286

Life Sciences Tools & Services - 2.6%
Thermo Fisher Scientific, Inc. *	41,760	1,489,579

Metal & Glass Containers - 2.3%
Ball Corporation	31,022	1,346,355

Multi-Line Insurance - 4.0%
Assurant, Inc.	49,565	1,079,526
HCC Insurance Holdings, Inc.	49,220	1,239,852

		2,319,378

Oil & Gas Equipment & Services - 5.5%
National Oilwell Varco, Inc. *	64,800	1,860,408
Weatherford International, Ltd. *	121,100	1,340,577

		3,200,985

Oil & Gas Exploration & Production - 1.5%
Comstock Resources, Inc. *	29,170	869,266

Oil & Gas Storage & Transportation - 1.4%
Williams Companies, Inc.	70,310	800,128

Pharmaceuticals - 3.1%
Teva Pharmaceutical Industries, Ltd. ADR	40,025	1,803,126

Railroads - 1.6%
Union Pacific Corporation	23,330	959,096

Restaurants - 5.9%
Burger King Holdings, Inc.	79,340	1,820,853
Darden Restaurants, Inc.	46,820	1,604,053

		3,424,906

Semiconductors - 3.7%
Fairchild Semiconductor International, Inc. *	48,750	181,838
ON Semiconductor Corporation *	296,465	1,156,213
Skyworks Solutions, Inc. *	101,830	820,750

		2,158,801

Systems Software - 4.7%
Sybase, Inc. *	23,040	697,882
Symantec Corporation *	140,420	2,097,874

		2,795,756

114	The accompanying notes are an integral part of the financial statements

Security Mid Cap Growth Fund (unaudited)
Schedule of Investments March 31, 2009

	Shares	Value
COMMON STOCKS - 96.3% (continued)
Technology Distributors - 1.6%
Avnet, Inc. *	52,260	$915,073

TOTAL COMMON STOCKS (cost $70,169,792)		$56,191,877
	Shares	Value
WARRANTS - 0.0%
Nova Biosource Fuels, Inc.
$2.40, 7/5/2011	208,050	11,497
TOTAL WARRANTS (cost $214,905)		$11,497
Total Investments - 96.3% (cost $70,384,697)		$56,203,374
Cash & Other Assets, Less Liabilities - 3.7%		2,140,125

Total Net Assets - 100.0%		$58,343,499

For federal income tax purposes the identified cost of investments owned at March 31, 2009 was $70,977,789.

ADR American Depositary Receipt

* Non-income producing security

115	The accompanying notes are an integral part of the financial statements

Security
Mid Cap Growth Fund
(unaudited)

Statement of Assets and Liabilities
March 31, 2009
Assets:
Investments, at value*	$56,203,374
Cash	1,746,871
Receivables:
Fund shares sold	13,137
Securities sold	1,156,498
Dividends	29,696
Prepaid expenses	45,012

Total assets	59,194,588

Liabilities:

Payable for:
Securities purchased	252,163
Fund shares redeemed	487,718
Management fees	35,356
Custodian fees	634
Transfer agent/maintenance fees	17,680
Administration fees	4,898
Professional fees	13,245
12b-1 distribution plan fees	17,200
Directors’ fees	3,629
Other	18,566

Total liabilities	851,089

Net assets	$58,343,499

Net assets consist of:
Paid in capital	$116,742,012
Accumulated net investment loss	(322,969)
Accumulated net realized loss on sale of investments	(43,894,220)
Net unrealized depreciation in value of investments	(14,181,324)

Net assets	$58,343,499

Class A:
Capital shares outstanding (unlimited number of shares authorized)	10,485,475
Net assets	$49,422,784
Net asset value and redemption price per share	$4.71

Maximum offering price per share (net asset value divided by 94.25%)	$5.00

Class B:
Capital shares outstanding (unlimited number of shares authorized)	1,398,786
Net assets	$4,990,764
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$3.57

Class C:
Capital shares outstanding (unlimited number of shares authorized)	955,265
Net assets	$3,929,951
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$4.11

*Investments, at cost	$70,384,697

Statement of Operations
For the Six Months Ended March 31, 2009
Investment Income:
Dividends	$271,188
Interest	7,395

Total investment income	278,583

Expenses:
Management fees	227,145
Transfer agent/maintenance fees	164,032
Administration fees	29,057
Custodian fees	455
Directors’ fees	3,565
Professional fees	15,839
Reports to shareholders	13,886
Registration fees	20,772
Other expenses	14,799
12b-1 distribution fees - Class A	63,619
12b-1 distribution fees - Class B	26,390
12b-1 distribution fees - Class C	21,993

Total expenses	601,552

Net investment loss	(322,969)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(19,063,040)

Net realized loss	(19,063,040)

Net unrealized appreciation (depreciation) during the period on:
Investments	(3,331,125)

Net unrealized depreciation	(3,331,125)

Net loss	(22,394,165)

Net decrease in net assets resulting from operations	$(22,717,134)

116	The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Security
Mid Cap Growth Fund

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30, 2008
Increase (decrease) in net assets from operations:
Net investment loss	$(322,969)	$(988,218)
Net realized (loss) during the period on investments	(19,063,040)	(22,363,569)
Net unrealized depreciation during the period on investments	(3,331,125)	(13,666,899)

Net (decrease) in net assets resulting from operations	(22,717,134)	(37,018,686)

Distributions to shareholders from:
Net realized gain
Class A	(535,743)	(28,305,723)
Class B	(73,574)	(3,379,810)
Class C	(53,571)	(2,111,785)

Total distributions to shareholders	(662,888)	(33,797,318)

Capital share transactions:
Proceeds from sale of shares
Class A	3,227,274	13,994,661
Class B	403,948	1,239,490
Class C	497,187	1,676,082
Distributions reinvested
Class A	513,214	27,267,564
Class B	72,606	3,319,686
Class C	50,288	1,945,651
Cost of shares redeemed
Class A	(6,527,262)	(70,720,345)
Class B	(1,070,359)	(4,954,737)
Class C	(1,260,527)	(3,272,723)

Net decrease from capital share transactions	(4,093,631)	(29,504,671)

Net decrease in net assets	(27,473,653)	(100,320,675)

Net assets:
Beginning of period	85,817,152	186,137,827

End of period	$58,343,499	$85,817,152

Accumulated net investment loss at end of period	$(322,969)	$–

Capital share activity:
Shares sold
Class A	678,903	1,697,528
Class B	115,485	186,925
Class C	118,199	236,049
Shares reinvested
Class A	111,569	3,416,988
Class B	20,804	542,432
Class C	12,510	275,979
Shares redeemed
Class A	(1,404,338)	(8,463,584)
Class B	(303,932)	(800,385)
Class C	(313,171)	(434,505)

117	The accompanying notes are an integral part of the financial statements

Financial Highlights	Security
Selected data for each share of capital stock outstanding throughout each period	Mid Cap Growth Fund

Class A	Six Months Ended March 31, 2009 [a]	2008	2007	2006	2005	Year Ended September 30, 2004[b]
Per Share Data
Net asset value, beginning of period	$6.46	$11.11	$12.03	$12.65	$11.02	$10.84
Income (loss) from investment operations:
Net investment loss[c]	(0.02)	(0.05)	(0.08)	(0.12)	(0.10)	(0.13)
Net gain (loss) on securities (realized and unrealized)	(1.68)	(2.46)	0.35	0.47	2.46	0.71

Total from investment operations	(1.70)	(2.51)	0.27	0.35	2.36	0.58
Less distributions:
Distributions from realized gains	(0.05)	(2.14)	(1.19)	(0.97)	(0.73)	(0.40)

Total distributions	(0.05)	(2.14)	(1.19)	(0.97)	(0.73)	(0.40)
Net asset value, end of period	$4.71	$6.46	$11.11	$12.03	$12.65	$11.02

Total Return [d]	(26.31%)	(26.24%)	2.10%	2.81%	21.76%	5.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,423	$71,655	$160,544	$192,159	$183,676	$149,715
Ratios to average net assets:
Net investment loss	(0.95%)	(0.63%)	(0.67%)	(0.93%)	(0.85%)	(1.11%)
Total expenses[e]	1.87%	1.50%	1.41%	1.40%	1.42%	1.41%
Net expenses[f]	1.87%	1.50%	1.41%	1.40%	1.42%	1.41%
Net expenses prior to custodian earning credits and net of expense waivers	1.87%	1.50%	1.41%	1.40%	1.42%	1.41%
Portfolio turnover rate	141%	191%[g]	34%	41%	31%	50%

Class B	Six Months Ended March 31, 2009[a]	2008	2007	2006	2005	Year Ended September 30, 2004[b]
Per Share Data
Net asset value, beginning of period	$4.92	$9.09	$10.12	$10.86	$9.61	$9.57
Income (loss) from investment operations:
Net investment loss[c]	(0.03)	(0.09)	(0.14)	(0.18)	(0.16)	(0.19)
Net gain (loss) on securities (realized and unrealized)	(1.27)	(1.94)	0.30	0.41	2.14	0.63

Total from investment operations	(1.30)	(2.03)	0.16	0.23	1.98	0.44
Less distributions:
Distributions from realized gains	(0.05)	(2.14)	(1.19)	(0.97)	(0.73)	(0.40)

Total distributions	(0.05)	(2.14)	(1.19)	(0.97)	(0.73)	(0.40)
Net asset value, end of period	$3.57	$4.92	$9.09	$10.12	$10.86	$9.61

Total Return [d]	(26.42%)	(26.92%)	1.34%	2.12%	20.95%	4.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,991	$7,711	$14,877	$22,010	$27,115	$26,578
Ratios to average net assets:
Net investment loss	(1.70%)	(1.40%)	(1.43%)	(1.68%)	(1.61%)	(1.86%)
Total expenses[e]	2.62%	2.26%	2.16%	2.15%	2.17%	2.16%
Net expenses[f]	2.62%	2.26%	2.16%	2.15%	2.17%	2.16%
Net expenses prior to custodian earning credits and net of expense waivers	2.62%	2.26%	2.16%	2.15%	2.17%	2.16%
Portfolio turnover rate	141%	191%[g]	34%	41%	31%	50%

118	The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Security Mid Cap Growth Fund

Class C	Six Months Ended March 31, 2009[a]	2008	2007	2006	2005	Year Ended September 30, 2004[b]
Per Share Data
Net asset value, beginning of period	$5.67	$10.11	$11.13	$11.84	$10.43	$10.34
Income (loss) from investment operations:
Net investment loss[c]	(0.03)	(0.10)	(0.15)	(0.19)	(0.18)	(0.21)
Net gain (loss) on securities (realized and unrealized)	(1.48)	(2.20)	0.32	0.45	2.32	0.70

Total from investment operations	(1.51)	(2.30)	0.17	0.26	2.14	0.49
Less distributions:
Distributions from realized gains	(0.05)	(2.14)	(1.19)	(0.97)	(0.73)	(0.40)

Total distributions	(0.05)	(2.14)	(1.19)	(0.97)	(0.73)	(0.40)
Net asset value, end of period	$4.11	$5.67	$10.11	$11.13	$11.84	$10.43

Total Return [d]	(26.63%)	(26.87%)	1.31%	2.20%	20.83%	4.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,930	$6,452	$10,717	$15,505	$16,330	$14,759
Ratios to average net assets:
Net investment loss	(1.70%)	(1.40%)	(1.43%)	(1.68%)	(1.60%)	(1.86%)
Total expenses[e]	2.62%	2.26%	2.16%	2.15%	2.17%	2.16%
Net expenses[f]	2.62%	2.26%	2.16%	2.15%	2.17%	2.16%
Net expenses prior to custodian earning credits and net of expense waivers	2.62%	2.26%	2.16%	2.15%	2.17%	2.16%
Portfolio turnover rate	141%	191%[g]	34%	41%	31%	50%

a Unaudited figures for the six months ended March 31, 2009. Percentage amounts for the period, except total return, have been annualized.

b The financial highlights for the Security Mid Cap Growth Fund exclude the historical financial highlights of the Technology Series Class, A, B and C shares. The assets of the Technology Series were acquired by the Security Mid Cap Growth Fund on October 3, 2003.

c Net investment income (loss) was computed using average shares outstanding throughout the period.

d Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.

e Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

f Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

g Significant variation in the portfolio turnover rate is due to the Investment Manager's appointment of new portfolio managers for the fund.

119	The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. Significant Accounting Policies

Security Large Cap Value, Equity and Mid Cap Growth Funds (collectively referred to herein as the Funds) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The shares of Security Equity Fund and Large Cap Value Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Security Equity Fund accounts for the assets of each series separately. Class “A” shares are generally sold with a sales charge at the time of purchase. Class “A” shares are not subject to a sales charge when they are redeemed, except for purchases of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class “B” shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Redemptions of Class “B” shares within five years of acquisition incur a contingent deferred sales charge. Class “C” shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of Class “C” shares within one year of acquisition incur a contingent deferred sales charge. “Institutional” Class shares are offered primarily for direct investment by institutions, such as pension and profit sharing plans, endowments, foundations and corporations. Institutional class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation - Valuations of the Funds’ or Series’ securities are supplied by pricing services approved by the Board of Directors. The Funds’ officers, under the general super vision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by the Funds or Series that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund or Series will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued taking into consideration securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds’ or Series’ investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur after the close of a foreign exchange that will affect the value of a Fund or Series portfolio securities before the time as of which the NAV is calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation

Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Fund or Series net asset value per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Funds or Series generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Effective October 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is applicable in conjunction with other accounting pronouncements that require or permit fair value measurements but does not expand the use of fair value to any new circumstances. More specifically, SFAS 157 emphasizes that fair value is a market based measurement, not an entity-specific measurement, and sets out a fair value hierarchy with the highest priority given to quoted prices in active markets and the lowest priority to unobservable inputs. The Funds adoption of SFAS 157 did not have a material impact on its financial condition or results of operations. See Note 10 - Fair Value of Financial Instruments for further disclosure.

B. Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds’ or Series’ policy that their custodian take possession of the underlying collateral and that the fair value of the collateral exceed the principal amount of the repurchase transaction, including accrued interest, at all

120

Notes to Financial Statements

March 31, 2009 (unaudited)

times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund or Series may be delayed or limited.

C. Foreign Currency Transactions - The accounting records of the Funds or Series are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds or Series. Foreign investments may also subject the Fund or Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds or Series do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

D. Forward Foreign Currency Exchange Contracts - Certain Funds or Series may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. The Fund or Series may also enter into such contracts to manage the effect of changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure these Funds or Series have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Futures - The Funds or Series may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange values. The Funds or Series, as applicable, may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the Fund or Series, as applicable, may pay from its cash balances and reduce its future positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds or Series are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Funds or Series. The Funds or Series realize a gain or loss when the contract is closed or expires.

F. Options Purchased and Written - The Funds or Series may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell (and the writer the obligation to sell or purchase), respectively, a security at a specified price, until a certain date. Options may be used to hedge the Funds’ or Series’ portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund or Series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

G. Securities Sold Short - Certain Funds or Series may make short sales “against the box,” in which the Fund or Series enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds’ or Series’ net assets be in deposits on short sales against the box. If a Fund or Series makes a short sale, the Fund or Series does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale. To complete the sale, the Fund or Series must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund or Series must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund or Series is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds or Series may make short sales that are not “against the box,” which create opportunities to increase the Fund’s or Series’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique.

121

Notes to Financial Statements

March 31, 2009 (unaudited)

Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund or Series may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Fund or Series are liable for any dividends or interest payable on securities while those securities are in a short position and are recorded as dividend expense in the statement of operations. As collateral for its short positions, the Fund or Series are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

H. Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund or Series is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities.

I. Expenses - Expenses that are directly related to one of the Funds or Series are charged directly to that Fund or Series. Other operating expenses are allocated to the Funds or Series on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund or Series are allocated to each respective class in proportion to the relative net assets of each class.

J. Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

K. Taxes - The Funds or Series intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds would recognize interest and penalties accrued related to unrecognized tax benefits in “Other expenses” on the Statement of Operations. Generally, the tax authorities can examine tax returns filed for all open tax years (September 30, 2005 - September 30, 2008).

L. Earnings Credits - Under the fee agreement with the custodian, the Funds or Series may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

M. Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

N. Indemnifications - Under the Funds’ or Series’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds or Series. In addition, in the normal course of business, the Funds or Series enter into contracts that provide general indemnification to other parties. The Funds’ or Series’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds or Series that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

O. Recent Accounting Pronouncements - In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 161 (SFAS “161”), “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133,” which requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position and financial performance, SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Funds or Series do not expect SFAS 161 to have a material impact on their financial statements.

On April 9, 2009, the FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009 and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Funds’ Financial statements.

122

Notes to Financial Statements

March 31, 2009 (unaudited)

2. Management Fees and Other Transactions with Affiliates

Management fees are paid monthly to Security Investors (SI), (formerly known as Security Management Company) based on the following annual rates for the period ended March 31, 2009:

Management Fees (as a % of net assets)
Security Equity Fund:
All Cap Value Series	0.70%
Alpha Opportunity Series	1.25%
Equity Series	0.75%
Global Series	1.00%
Global Institutional Series	1.00%
Mid Cap Value Series	0.82%[1]
Mid Cap Value Institutional Series	0.75%
Select 25 Series	0.75%
Small Cap Growth Series	0.85%[2]
Small Cap Value Series	1.00%
Security Large Cap Value Fund	0.65%
Large Cap Value Institutional Series	0.65%
Security Mid Cap Growth Fund	0.75%

1Management fees are payable at an annual rate of 1.00% of the average daily net assets of $200 million or less, and 0.75% of the average daily net assets of the Mid Cap Value Series in excess of $200 million.

2Effective November 24, 2008, SI receives a management fee from the Small Cap Growth Series at an annual rate of 0.85% of the average daily net assets. Prior to November 24, 2008, SI received a management fee from Small Cap Growth Series of 1.00% of the average daily net assets.

SI also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each Fund or Series. For these services, the Investment Manager receives the following:

Administrative Fees (as a % of net assets)
Security Equity Fund:
All Cap Value Series	0.095%
Alpha Opportunity Series	0.15%
Equity Series	0.095%
Global Series	0.05% + greater of 0.10% or $60,000
Global Institutional Series	0.15%
Mid Cap Value Series	0.095%
Mid Cap Value Institutional Series	0.095%
Select 25 Series	0.095%
Small Cap Growth Series	0.095%
Small Cap Value Series	0.095%
Security Large Cap Value Fund	0.095%
Large Cap Value Institutional Series	0.095%
Security Mid Cap Growth Fund	0.095%
Minimum charge per Series or Fund	$25,000[1]
Certain out-of-pocket charges	Varies

1 SI has agreed not to charge the $25,000 minimum fee for the Global Institutional Series, Mid Cap Value Institutional Series, Small Cap Value Series and Large Cap Value Institutional Series through December 31, 2009, and on the All Cap Value Series indefinitely.

SI is paid the following for providing transfer agent services to the Funds or Series:

Annual per account charge	$5.00 - $8.00
Transaction fee	$0.60 - $1.10
Annual minimum charge (per Series or Fund)	$25,000[1]
Certain out-of-pocket charges	Varies

1 SI has agreed not to charge the $25,000 minimum fee for the Global Institutional Series, Mid Cap Value Institutional Series, Small Cap Value Series and Large Cap Value Institutional Series through December 31, 2009, and on the All Cap Value Series indefinitely.

Effective January 1, 2007, the investment advisory contract for Security Large Cap Value Fund provides that the total expenses be limited to 1.25% of average net assets for Class A shares and 2.00% of average net assets for both Class B and Class C shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests interest, taxes, litigation, indemnification and extraordinary expenses (as determined under generally accepted accounting principles). Effective January 1, 2007, the investment advisory contract for the Select 25 Series provides that the total

123

Notes to Financial Statements

March 31, 2009 (unaudited)

expenses be limited to 1.35% of average net assets for Class A shares and 2.10% of average net assets for both Class B and C shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests interest, taxes, litigation, indemnification and extraordinary expenses (as determined under generally accepted accounting principles). These contracts are in effect through January 31, 2010. Effective August 18, 2008, the investment advisory contract for the Alpha Opportunity Series, provides that the total expenses be limited to 1.95% of average net assets for Class A shares and 2.70% for both Class B and Class C shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests interest, taxes, litigation, indemnification and extraordinary expenses (as determined under generally accepted accounting principles). This contract is in effect until February 1, 2011. Effective July 11, 2008, the investment advisory contract for the Global Institutional Series, Mid Cap Value Institutional Series and the Large Cap Value Institutional Series, provides that the total expenses be limited to 1.15%, 1.10% and 0.98%, respectively, of average net assets exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund or Series invests interest, taxes, litigation, indemnification and extraordinary expenses (as determined under generally accepted accounting principles). Also effective July 11, 2008, the investment advisory contract for the Small Cap Value Series, provides that the total expenses be limited to 1.55% of average net assets for Class A shares, 2.30% for Class B shares and 1.30% for the Institutional Class shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund or Series invests interest, taxes, litigation, indemnification and extraordinary expenses (as determined under generally accepted accounting principles). Effective October 3, 2008 the investment advisory contract for the All Cap Value Series provides that the total expenses be limited to 1.35% of average net assets for Class A shares, 2.30% for Class B shares and 1.10% for the Institutional Class shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund or Series invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under generally accepted accounting principles). These contracts are in effect through January 31, 2010. The Investment Manager is entitled to reimbursement by the All Cap Value Series, Alpha Opportunity Series, Global Institutional Series, Mid Cap Value Institutional Series, Select 25 Series, Small Cap Value Series, Large Cap Value Fund and the Large Cap Value Institutional Series of fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. As of March 31, 2009, the amount of fees waived or expenses reimbursed in the All Cap Value Series, Alpha Opportunity Series, Global Institutional Series, Mid Cap Value Institutional Series, Select 25 Series, Small Cap Value Series, Large Cap Value Fund and the Large Cap Value Institutional Series were $29,199, $189,662, $41,801, $8,918, $103,618, $32,682, $118,716 and $18,596, respectively. As of March 31, 2009, no amounts were recouped by the Investment Manager.

The Funds have adopted Distribution Plans related to the offering of Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of each Fund’s or Series’ Class B and Class C shares, and 0.25% of the average daily net assets of each Fund’s or Series’ Class A shares. Effective August 25, 2005, the Global Series ceased charging 12b-1 fees on Class B shares in accordance with the FINRA sales cap regulations. Effective August 1, 2007, the Security Large Cap Value Fund ceased charging 12b-1 fees on Class B shares in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.

Security Distributors, Inc. (SDI), an affiliate of the Funds and distributor of the Funds, retained underwriting commissions during the period ended March 31, 2009, on sales of shares after allowances to brokers an dealers in the following amounts:

SDI Underwriting Commissions
Security Equity Fund:
All Cap Value Series	$467
Alpha Opportunity Series	7,856
Equity Series	5,842
Global Series	44,151
Mid Cap Value Series	53,056
Select 25 Series	7,692
Small Cap Growth Series	66,114
Small Cap Value Series	497
Security Large Cap Value Fund	15,760
Security Mid Cap Growth Fund	14,737

Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company, a subsidiary of Security Benefit Corporation, and its affiliates, which include Security Global Investors (SGI) and SDI.

At March 31, 2009, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds or Series, as follows:

Fund or Series	Percent of outstanding shares owned
Security Equity Fund:
All Cap Value Series	92.04%
Alpha Opportunity Series	14.19%
Equity Series	15.07%
Global Institutional Series	100%
Mid Cap Value Institutional Series	33.56%
Select 25 Series	8.55%
Small Cap Growth Series	25.05%
Small Cap Value Series	70.99%
Security Large Cap Value Fund:
Large Cap Value Fund	16.49%
Large Cap Value Institutional Series	100%
Security Mid Cap Growth Fund	8.67%

124

Notes to Financial Statements

March 31, 2009 (unaudited)

3. Investment Transactions

Investment transactions for the period ended March 31, 2009, (excluding overnight investments and short-term commercial paper) were as follows:

	Purchases	Proceeds from Sales
Security Equity Fund:
All Cap Value Series	$938,153	$91,183
Alpha Opportunity Series	22,852,777	31,048,340
Equity Series	56,398,259	61,228,610
Global Series	175,361,871	186,670,502
Global Institutional Series	12,157,738	12,645,229
Mid Cap Value Series	175,027,593	107,594,146
Mid Cap Value Institutional Series	26,833,472	4,802,865
Select 25 Series	21,263,296	16,657,802
Small Cap Growth Series	16,967,851	17,322,754
Small Cap Value Series	600,586	239,826
Security Large Cap Value Fund:
Large Cap Value Fund	10,355,455	21,384,136
Large Cap Value Institutional Series	1,382,595	439,060
Security Mid Cap Growth Fund	42,584,836	43,633,804

4. Open Futures Contracts

Open futures contracts for Alpha Opportunity Series as of March 31, 2009, were as follows:

Alpha Opportunity Series S&P 500 Index Futures
Position	Long
Number of Contracts	12
Expiration Date	6-19-2009
Contract Amount	$2,177,608
Market Value	$2,384,400
Unrealized Gain	$206,792

5. Options Written

Information as to options written by the Funds or Series during the period ended March 31, 2009, and options outstanding at March 31, 2009 is provided below:

Equity Series Written Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
JPMorgan Chase & Company	04-17-09	$32.50	123	$4,551

Total call options outstanding (premiums received, $12,355)			123	$4,551

Equity Series Written Put Options

	Number of Contracts	Premium Amount
Balance at September 30, 2008	–	$–
Opened	596	105,028
Expired	(473)	(92,673)

Balance at March 31, 2009	123	$12,355

Equity Series Written Put Options

	Number of Contracts	Premium Amount
Balance at September 30, 2008	–	$–
Opened	588	63,898
Exercised	(172)	(32,422)
Expired	(416)	(31,476)

Balance at March 31, 2009	–	$–

Mid Cap Value Series Written Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Commerce Bancshares, Inc.	05-15-09	$45.00	739	$3,695
First Horizon National Corporation	08-21-09	12.50	3,025	363,000
Helmerich & Payne, Inc.	06-19-09	25.00	1,327	325,115
Kansas City Southern	06-19-09	15.00	2,485	211,225
Navigant Consulting, Inc.	04-17-09	20.00	1,816	18,160

Total call options outstanding (premiums received, $1,928,858)			9,392	$921,195

Mid Cap Value Series Written Call Options

	Number of Contracts	Premium Amount
Balance at September 30, 2008	4,997	$985,532
Opened	19,101	3,473,744
Expired	(14,706)	(2,530,418)

Balance at March 31, 2009	9,392	$1,928,858

Mid Cap Value Series Written Put Options

	Number of Contracts	Premium Amount
Balance at September 30, 2008	8,932	$1,507,358
Opened	18,621	2,940,685
Expired	(18,621)	(2,940,685)
Exercised	(8,932)	(1,507,358)

Balance at March 31, 2009	–	$–

Mid Cap Value Institutional Series Written

Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Commerce Bancshares, Inc.	05-15-09	$45.00	18	$90
First Horizon National Corporation	08-21-09	12.50	160	19,200
Helmerich & Payne, Inc.	06-19-09	25.00	73	17,885
Kansas City Southern	06-19-09	15.00	140	11,900
Navigant Consulting, Inc.	04-17-09	20.00	41	410

Total call options outstanding (premiums received, $84,115)			432	$49,485

125

Notes to Financial Statements

March 31, 2009 (unaudited)

Mid Cap Value Institutional Series Call Options

	Number of Contracts	Premium Amount
Balance at September 30, 2008	117	$23,422
Opened	649	112,419
Exercised	(334)	(51,726)

Balance at March 31, 2009	432	$84,115

Mid Cap Value Institutional Series Written Put Options

	Number of Contracts	Premium Amount
Balance at September 30, 2008	222	$37,332
Opened	442	65,706
Expired	(442)	(65,706)
Exercised	(222)	(37,332)

Balance at March 31, 2009	–	$–

Small Cap Value Series Written Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
BJ’s Restaurant, Inc.	07-17-09	$15.00	5	$775
Kansas City Southern	06-19-09	15.00	5	425
Navigant Consulting, Inc.	04-17-09	20.00	3	30

Total call options outstanding (premiums received, $2,220)			13	$1,230

Small Cap Value Series Written Call Options

	Number of Contracts	Premium Amount
Balance at September 30, 2008	1	$298
Opened	16	2,515
Expired	(4)	(593)

Balance at March 31, 2009	13	$2,220

Small Cap Value Series Written Put Options

	Number of Contracts	Premium Amount
Balance at September 30, 2008	–	$–
Opened	7	976
Expired	(7)	(976)

Balance at March 31, 2009	–	$–

Large Cap Value Fund Written Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
JPMorgan Chase & Company	04-17-09	$32.50	75	$2,775

Total call options outstanding (premiums received, $7,534)			75	$2,775

Large Cap Value Fund Written Call Options

	Number of Contracts	Premium Amount
Balance at September 30, 2008	–	$–
Opened	418	74,550
Expired	(343)	(67,016)

Balance at March 31, 2009	75	$7,534

Large Cap Value Fund Written Put Options

	Number of Contracts	Premium Amount
Balance at September 30, 2008	–	$–
Opened	429	46,629
Exercised	(304)	(23,067)
Expired	(125)	(23,562)

Balance at March 31, 2009	–	$–

Mid Cap Growth Fund Written Call Options

	Number of Contracts	Premium Amount
Balance at September 30, 2008	–	$–
Opened	13	1,943
Expired	(13)	(1,943)

Balance at March 31, 2009	–	$–

Mid Cap Growth Fund Written Put Options

	Number of Contracts	Premium Amount
Balance at September 30, 2008	–	$–
Opened	18	1,534
Exercised	(17)	(1,345)
Expired	(1)	(189)

Balance at March 31, 2009	–	$–

Notes to Financial Statements

March 31, 2009 (unaudited)

7. Federal Tax Matters

For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at March 31, 2009, were as follows:

	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Security Equity Fund:
All Cap Value Series	$16,286	$(216,730)	$(200,444)
Alpha Opportunity Series	229,542	(3,834,540)	(3,604,998)
Equity Series	3,543,913	(61,006,590)	(57,462,677)
Global Series	1,774,873	(3,683,831)	(1,908,958)
Global Institutional Series	177,272	(266,063)	(88,791)
Mid Cap Value Series	18,722,452	(330,578,911)	(311,856,459)
Mid Cap Value Institutional Series	834,924	(5,380,074)	(4,545,150)
Select 25 Series	149,294	(7,533,678)	(7,384,384)
Small Cap Growth Series	549,114	(1,029,642)	(480,528)
Small Cap Value Series	110,103	(281,928)	(171,825)
Security Large Cap Value Fund:
Large Cap Value Fund	784,536	(21,742,740)	(20,958,204)
Large Cap Value Institutional Series	26,201	(1,110,496)	(1,084,295)
Security Mid Cap Growth Fund	1,657,696	(16,432,111)	(14,774,415)

The tax character of distributions paid during the fiscal years ended September 30, 2008 was as follows:

2008	Ordinary Income	Capital Gain	Return of Capital	Total
Security Equity Fund:
Alpha Opportunity Series	$5,776,326	$538,039	$694,650	$7,009,015
Equity Series	4,553,170	43,837,339	564,230	48,954,739
Global Series	6,004,745	57,280,840	–	63,285,585
Mid Cap Value Series	9,452,756	169,378,319	–	178,831,075
Select 25 Series	–	4,176,834	–	4,176,834
Small Cap Growth Series	841,392	3,077,781	–	3,919,173
Security Large Cap Value Fund:
Large Cap Value Fund	400,275	3,591,497	–	3,991,772
Security Mid Cap Growth Fund	6,035,045	27,762,273	–	33,797,318

Note: For federal income tax purposes, short term capital gain distributions are treated as ordinary income distributions. As of September 30, 2008, the components of distributable earnings on a tax basis were:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Accumulated Capital and Other Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/(Deficit)
Security Equity Fund:
Alpha Opportunity Series	$–	$–	$(3,948,213)	$(3,962,755)	$(7,910,968)
Equity Series	282,643	(564,229)	–	(25,860,523)	(25,577,880)
Global Series	–	225,469	(21,409,987)	(18,614,503)	(39,799,021)
Global Institutional Series	14,698	–	(267,958)	(898,864)	(1,152,124)
Mid Cap Value Series	2,696,500	86,413,567	–	(130,285,990)	(41,175,923)
Mid Cap Value Institutional Series	1,011,813	–	–	132,419	1,144,232
Select 25 Series	–	7,623	(13,697,165)	(5,356,290)	(19,045,832)
Small Cap Growth Series	–	96,487	(3,475,815)	(1,025,216)	(4,404,544)
Small Cap Value Series	80,302	–	–	66,623	146,925
Security Large Cap Value Fund:
Security Large Cap Value Fund	602,734	427,733	(6,466,272)	(1,471,584)	(6,907,389)
Large Cap Value Institutional Series	8,072	–	(42,949)	(82,272)	(117,149)
Security Mid Cap Growth Fund	–	651,342	(24,226,541)	(11,443,292)	(35,018,491)

*Certain Funds had net capital loss carryovers and deferred post October losses as identified elsewhere in the Notes to the Financial Statements.

**The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of wash sale losses, the differences between book and tax basis passive foreign investment companies and bond discount accretion.

127

Notes to Financial Statements

March 31, 2009 (unaudited)

As of September 30, 2008, the capital loss carryovers utilized and expired in 2008 and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains and post-October losses that are deferred to the first day of the next fiscal year are as follows:

	Capital Loss Carryovers Utilized in 2008	Capital Loss Carryovers Expired In 2008	Capital Loss Carryovers at 9/30/08	Expires In	Deferred Post- October Losses

Security Equity Fund:
Alpha Opportunity Series	$–	$–	$–		$3,948,213

Global Series	208,547	–	–	2009	$20,735,778
	234,431	–	674,209	2010

	$442,978	$–	$674,209

Global Institutional Series	$–	$–	$–		$267,958

Select 25 Series*	$1,740	$158,259	$–	2008	$5,272,638
	–	–	2,412,936	2009
	–	–	2,582,076	2010
	–	–	3,390,876	2011
	–	–	38,639	2012

	$1,740	$158,259	$8,424,527

Small Cap Growth Series	$–	$–	$–		$3,475,814

Security Large Cap Value Fund:
Large Cap Value Fund	$–	$–	$–		$6,466,270
Large Cap Value Institutional Series	$–	$–	$–		$42,949

Security Mid Cap Growth Fund	$567,035	$–	$567,035	2009	$23,075,528
	–	–	567,035	2010
	–	–	16,944	2011

	$567,035	$–	$1,151,014

* The Security Equity Fund - Select 25 Series obtained approximately $1,236,753, $3,140,789 and $1,728,838 of capital losses (included above) from its merger with Security Equity Fund - Social Awareness Series, Enhanced Index Series and Large Cap Growth Series, respectively, on June 16, 2006. Certain of these capital losses expired (as shown above) due to limitations imposed by Section 382 of the Internal Revenue Code. The remaining capital losses may be applied against future realized capital gains subject to annual limitations.

Notes to Financial Statements

March 31, 2009 (unaudited)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains and losses, and the “mark-to-market” of certain passive foreign investment companies (PFICs) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

8. Affiliated Transactions*

Investments representing 5% or more of the outstanding voting securities of a portfolio company of a Fund or Series result in that portfolio company being considered an affiliated company of such Fund or Series, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Mid Cap Value Series of the Security Equity Fund as of March 31, 2009 amounted to $40,645,406, which represents 6.4% of net assets. There were no affiliated companies held in any other Fund or Series. Transactions in the Mid Cap Value Series during the period ended March 31, 2009, in which the portfolio company is an “affiliated person” are as follows:

	Balance 9-30-08	Gross Additions	Gross Reductions	Balance 3-31-09	Realized Gain/(Loss)	Investment Income

Bimini Capital Management, Inc. (Shares)	1,474,400	–	–	1,474,400	–	–
Bimini Capital Management, Inc. (Cost)	$16,310,457	$–	$–	$16,310,457	$–	$–

Hydrogen Corporation (Shares)	1,260,000	5,700	–	1,265,700	–	–
Hydrogen Corporation (Cost)	$5,225,328	$45	$–	$5,225,373	$–	$–

IXYS Corporation (Shares)	2,410,360	338,540	(6,000)	2,742,900	–	–
IXYS Corporation (Cost)	$20,342,793	$2,792,880	$(33,889)	$23,101,784	$9,311	$242,704

Maxwell Technologies, Inc,. (Shares)	1,325,300	120,700	–	1,446,000	–	–
Maxwell Technologies, Inc. (Cost)	$14,607,503	$1,114,061	$–	$15,721,564	$–	$–

Power-One, Inc. (Shares)	5,626,300	–	–	5,626,300	–	–
Power-One, Inc. (Cost)	$26,663,702	$–	$–	$26,663,702	$–	$–

Quixote Corporation (Shares)	479,100	–	–	479,100	–	–
Quixote Corporation (Cost)	$9,318,028	$–	$–	$9,318,028	$–	$–

Thermoenergy Corporation (Shares)	1,963,964	1,828,906	–	3,792,870	–	–
Thermoenergy Corporation (Cost)	$2,094,000	$878,581	$–	$2,972,581	$–	$–

* As a result of the Security Mid Cap Values Series’ beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

9. Alpha Opportunity Series

Alpha Opportunity Series (the “Fund”) contracted with Lehman Brothers International Europe (“LBIE”) to provide prime brokerage services related to the Fund’s short selling. On September 15, 2008, LBIE was placed into administration and a third party administrator has been named (the “Administrator”). The Fund’s exposure to LBIE consists of short sale proceeds held by LBIE, and restricted long positions held at the Fund’s custodian, as collateral for said short sales. The Fund has delivered a Notice of Termination of Loans to LBIE and the Administrator. The Fund is working to resolve these issues with LBIE and the Administrator. As of March 31, 2009, included in the statement of net assets are the value of restricted long positions of $5,581,800, restricted cash representing the value of short sale proceeds of $3,376,624 and liabilities for short sales of $7,341,377 representing the value of securities sold short at the date of termination. Until such time as the liability for short sales is settled and all restrictions are removed, the Fund cannot sell such restricted long positions and/or utilize the restricted cash balances to achieve the Fund’s investment objectives and/or meet Fund redemption or other Fund obligations. As of the close of business on October 3, 2008, and until further notice, the Fund is not accepting subscriptions for shares from either new or existing shareholders.

10. Fair Value of Financial Instruments

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Notes to Financial Statements

March 31, 2009 (unaudited)

The three levels of fair value hierarchy under SFAS 157 are listed below:

Level 1 -

quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 -

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 -

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk association with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets by level within the fair value hierarchy as of March 31, 2009. These assets are measured on a recurring basis.

		LEVEL 1	LEVEL 2	LEVEL 3
Description	Total	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Security Equity Fund:
All Cap Value Series
Investments	$622,314	$622,314	$–	$–

Alpha Opportunity Series
ASSETS:
Investments	19,412,255	12,216,699	7,195,556	–
Futures contracts	206,792	206,792	–	–

Total	19,619,047	12,423,491	7,195,556	–

LIABILITIES:
Investments (sold short)	7,649,669	308,292	–	7,341,377

Equity Series
ASSETS:
Investments	139,967,121	139,967,121	–	–

LIABILITIES:
Options (net of premiums received)	7,804	7,804	–	–

Global Series
Investments	74,583,311	69,843,613	4,739,698	–

Global Institutional Series
Investments	5,238,010	4,823,337	414,673	–

Mid Cap Value Series
ASSETS:
Investments	629,951,605	599,581,867	30,369,738	–

LIABILITIES:
Options (net of premiums received)	1,007,663	1,007,663	–	–

Mid Cap Value Institutional Series
ASSETS:
Investments	33,787,995	33,787,995	–	–
LIABILITIES:
Options (net of premiums received)	34,630	34,630	–	–

Notes to Financial Statements

March 31, 2009 (unaudited)

		LEVEL 1	LEVEL 2	LEVEL 3
Description	Total	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Select 25 Series
Investments	$30,202,556	$30,202,556	$–	$–

Small Cap Growth Series
Investments	9,765,969	9,765,969	–	–

Small Cap Value Series
ASSETS:
Investments	1,158,808	1,158,808	–	–

LIABILITIES:
Options (net of premiums received)	990	990	–	–

Security Large Cap Value Fund:
Large Cap Value Fund
ASSETS:
Investments	37,628,895	37,628,895	–	–

LIABILITIES:
Options (net of premiums received)	4,759	4,759	–	–

Large Cap Value Institutional Series
Investments	2,534,348	2,534,348	–	–

Security Mid Cap Growth Fund
Investments	56,203,374	56,191,877	11,497	–

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2009:

LEVEL 3 – Fair value measurement using significant unobservable inputs Securities
Alpha Opportunity Series
LIABILITIES:
Beginning balance	$ 7,122,424

Total realized gains or losses included in earnings	–

Total unrealized gains or losses included in earnings	218,953

Purchases, sales, issuances, and settlements (net)	–

Transfers in and/or out of Level 3	–

Ending balance	$ 7,341,377

Notes to Financial Statements

March 31, 2009 (unaudited)

11. Other Liabilities

Security Equity Fund-Mid Cap Value Series, Security Equity Fund-Mid Cap Value Institutional Series and Security Equity Fund-Equity Series (collectively, the “Funds”) each wrote put option contracts through Lehman Brothers Inc., (“Lehman”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by Lehman, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Funds as of March 31, 2009.

Although the ultimate resolution of these transactions is uncertain, the Funds have recorded a liability on their respective books equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded by the Funds as of March 31, 2009 was $473,594 for Security Equity Fund-Mid Cap Value Series, $15,940 for Security Equity Fund-Mid Cap Value Institutional Series, and $18,615 for Security Equity Fund-Equity Series.

12. Subsequent Event

Effective April 13, 2009, the Mid Cap Value Institutional Series expense limit cap changed from 1.10% to 0.90%.

132

Directors’ Disclosure (unaudited)

Director Approval of Investment Advisory Agreement

At an in-person meeting of the Fund’s Boards of Directors held on November 20-21, 2008, called for the purpose of, among other things, voting on the renewal of the investment advisory and sub-advisory agreements applicable to the Funds, the Fund’s Board of Directors, including the Independent Directors, unanimously approved the continuation for a one year period of the investment advisory agreement between the Funds and Security Investors, LLC (“SI”), as well as each investment sub-advisory agreement applicable to the Fund. In reaching this conclusion, the Directors requested and obtained from SI and each investment sub-adviser such information as the Directors deemed reasonably necessary to evaluate the proposed renewal of the agreements. The Fund’s Board of Directors carefully evaluated this information and was advised by legal counsel with respect to its deliberations.

In considering the proposed continuation of the investment advisory and sub-advisory agreements, the Independent Directors evaluated a number of considerations, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by SI and the investment sub-advisers; (2) the investment performance of the Fund, SI and the various investment sub-advisers; (3) the costs of services provided by SI and the profits derived by SI from its relationship with the Funds; (4) a comparison of each Series’ expense ratios and those of similarly situated funds; (5) benefits (such as soft dollars) to SI and its affiliates from their relationship with the funds (and any corresponding benefits to the Funds); (6) the expense limitation/fee waiver agreements between SI and certain of the funds; and (7) other factors of the Board deemed to be relevant. Each Board of Directors also took into account other considerations that it believed, in light of the legal advice furnished to the Independent Directors by their independent legal counsel and the Directors” own business judgment, to be relevant. Following its review, each Fund’s Board of Directors determined that the investment advisory agreement and each investment sub-advisory agreement applicable to the Fund (if any) will enable Fund or Series shareholders to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of shareholders. Accordingly, the Directors, including the Independent Directors, unanimously approved the renewal of the investment advisory and investment sub-advisory agreements based upon the following considerations, among others:

•

The nature, extent and quality of the advisory services to be provided. Each Board of Directors concluded that SI and the investment sub-advisers retained to provide portfolio management services with respect to the Fund are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, SI’s management capabilities demonstrated with respect to the Funds and other mutual funds managed by SI, the professional qualifications and experience of SI’s and the various sub-advisers’ portfolio managers, and SI’s investment ad management oversight processes. The Directors also determined that SI and the sub-advisers proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs.

•

The investment performance of the Fund or Series. With respect to the Funds, the Directors concluded on the basis of information compiled by Morningstar that SI and the investment sub-advisers had achieved investment performance that was acceptable, and competitive or superior relative to comparable funds over trailing periods.

•

The cost of advisory services provided ant he level of profitability. On the basis of each Board’s review of the fees to be charged by SI for investment advisory and other ser vices, and the estimated profitability of SI’s relationship with each Fund or Series, each Board concluded that the level of investment advisory fees and SI’s profitability are appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between each Fund or Series and SI and its affiliates. On the basis of comparative information compiled by Morningstar, the Directors determined that the advisory fees and estimated overall expense ratio of each Fund or Series are consistent with, and often below, industry medians, particularly with respect to mutual funds of comparable size.

•

Whether the advisory fees reflect economies of scale. The directors concluded that the Funds’ investment advisory fees appropriately reflect the current economic environment for SI and the competitive nature of the mutual fund market.

•

The extent to which economies of scale will be realized as the Fund grows. While the Funds’ investment advisory fees do not reduce should Fund assets grow meaningfully, the Directors determined that the investment advisory fees payable by the Funds already reflect potential future economies of scale to some extent by virtue of their competitive levels (determined with reference to industry standards as reported by Lipper and SI’s estimated profitability at current or foreseeable asset levels. The Directors also considered that they will have the opportunity to periodically reexamine whether each Fund or Series has achieved economies of scale, and the appropriateness of investment advisory fees payable to SI and fees payable by SI to the investment sub-advisers, in the future.

•

Benefits (such as soft dollars) to SI from its relationship with the Funds (and any corresponding benefits to the Funds). The Directors concluded that other benefits described by SI and the investment sub-advisers from their relationships with the Funds, including “soft dollar” benefits in connection with Funds’ brokerage transactions, are reasonable and fair, and consistent with industry practice and the best interests of the Funds and their shareholders. In addition, the Directors determined that

133

Directors’ Disclosure (unaudited)

the administration, transfer agency and fund accounting fees paid by the Fund to SI are reasonable, fair and in the best interests of Funds’ shareholders in light of the nature and quality of the services provided, the associated costs, and the necessity of the ser vices for the Funds’ operations.

•

Other considerations: In approving the investment advisory and sub-advisory agreements the Directors determined that SI has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. In this regard, the Directors favorably considered the compliance track record of the Funds and SI. The Directors also concluded that SI has made a significant entrepreneurial commitment to the management and success of the Funds, which entails a substantial financial and professional commitment, including investment advisory fee waivers and expense limitation arrangements with respect to the Funds to the benefit of Funds’ shareholders.

134

Directors (unaudited)

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)
Year Elected***	Principal Occupation(s) During Past 5 Years
Donald A. Chubb, Jr.**	Business Broker - Griffith & Blair Realtors
(12-14-46)	Director - Jayhawk Area Boy Scouts Council
1994
Harry W. Craig, Jr.**	Chairman, CEO, Secretary & Director - The Martin Tractor Company, Inc.
(05-11-39)	Director - Stormont-Vail Corporation
2004	Director - Concerned Citizens for Topeka
Director - Oscar S. Stauffer Executive in Residence
Jerry B. Farley**	President - Washburn University
(09-20-46)	President - J&J Bonanza
2005
Penny A. Lumpkin**	Partner - Vivian’s Gift Shop (Corporate Retail)
(08-20-39)	Vice President - Palmer Companies, Inc. (Small Business and Shopping
1993	Center Development)
Vice President - PLB (Real Estate Equipment Leasing)
Vice President - Town Crier (Retail)
Prior to 2002:
Vice President - Bellaire Shopping Center (Managing and Leasing)
Partner - Goodwin Enterprises (Retail)
Maynard F. Oliverius**	President & Chief Executive Officer - Stormont-Vail HealthCare
(12-18-43)	Director - VHA Mid-America
1998	Director - Go Topeka
Richard M. Goldman*	Senior Vice President - Security Benefit Corporation
(03-04-61)	President - Security Investors, LLC
2008 (President, Director &	Director - Security Distributors, Inc.
Chairman of the Board)	Director - First Security Benefit Life Insurance and Annuity Company of New York
President & Manager - Security Global Investors, LLC
President - Security Investments Corporation
Managing Member - RM Goldman Partners, LLC
President & CEO - ForstmannLeff
Managing Director - Head of the Americas Institutional Business, Deutsche Asset Management

*This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This director is also an officer of the funds.

**These directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.

***Each director oversees 31 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

135

Officers (unaudited)

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)
Title - Year Elected	Principal Occupation(s) During Past 5 Years
Steven M. Bowser	Vice President & Senior Portfolio Manager - Security Investors, LLC;
(02-11-60)	Vice President & Senior Portfolio Manager - Security Benefit Life Insurance Company
Vice President - 2003
Mark P. Bronzo	Portfolio Manager, Security Investors, LLC
(11-01-60)	Managing Director & Chief Compliance Officer, Nationwide Separate Accounts LLC
Vice President - 2008
Christina Fletcher	Vice President & Portfolio Manager - Security Investors, LLC
(07-25-72)	Credit Analyst/Portfolio Manager - Horizon Cash Management
Vice President - 2005	Senior Money Market Trader - Scudder Investments
Brenda M. Harwood	Vice President, Chief Compliance Officer & Treasurer - Security Global Investors, LLC
(11-03-63)	Assistant Vice President - Security Benefit Life Insurance Company
Chief Compliance Officer - 2004	Vice President, Assistant Treasurer & Director - Security Distributors, Inc.
Treasurer - 1988
Amy J. Lee	Secretary - Security Investors, LLC
(06-05-61)	Secretary & Chief Compliance Officer - Security Distributors, Inc.
Secretary - 1987	Vice President, Associate General Counsel & Assistant Secretary - Security Benefit
Corporation & Security Benefit Life Insurance Company
Director - Brecek & Young Advisors, Inc.
Mark Mitchell	Vice President & Portfolio Manager - Security Investors, LLC
(08-24-64)	Vice President & Portfolio Manager - Security Benefit Life Insurance Company
Vice President - 2003
Joseph C. O’Connor	Portfolio Manager, Security Investors, LLC
(07-15-60)	Managing Director, Nationwide Separate Accounts LLC
Vice President - 2008
Christopher Phalen	Vice President & Head of Fixed Income - Security Global Investors, LLC;
(11-9-70)	Assistant Vice President & Head of Fixed Income - Security Benefit Life Insurance
Vice President - 2002	Company
Vice President & Portfolio Manager - Security Investors, LLC
Vice President & Portfolio Manager - Security Benefit Life Insurance Company
Daniel W. Portanova	Portfolio Manager, Security Investors, LLC
(10-02-60)	Managing Director, Nationwide Separate Accounts LLC
Vice President - 2008
James P. Schier	Vice President & Senior Portfolio Manager - Security Investors, LLC;
(12-28-57)	Vice President & Senior Portfolio Manager - Security Benefit Life Insurance Company
Vice President - 1998
Christopher D. Swickard	Assistant Secretary - Security Investors, LLC
(10-09-65)	Second Vice President & Assistant General Counsel - Security Benefit
Assistant Secretary - 1996	Corporation and Security Benefit Life Insurance Company
Assistant Secretary - Security Distributors, Inc.
David G. Toussaint	Vice President & Portfolio Manager - Security Investors, LLC
(10-10-66)	Assistant Vice President & Portfolio Manager - Security Benefit Life Insurance
Vice President - 2001	Company

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

136

Other Information

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2008 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-888-2461.

137

The Security Group of Mutual Funds

Security Equity Fund
- All Cap Value Series
- Alpha Opportunity Series
- Equity Series
- Global Series
- Global Institutional Series
- Mid Cap Value Series
- Mid Cap Value Institutional Series
- Select 25 Series
- Small Cap Growth Series
- Small Cap Value Series

Security Large Cap Value Fund
- Large Cap Value Fund
- Large Cap Value Institutional Series

Security Mid Cap Growth Fund

Security Income Fund
- High Yield Series
- U.S. Intermediate Bond Series

Security Cash Fund

Security Funds Officers and Directors

Directors
Donald A. Chubb, Jr.
Harry W. Craig, Jr.
Jerry B. Farley
Penny A. Lumpkin
Maynard F. Oliverius
Richard M. Goldman

Officers
Richard M. Goldman, *President*
Steve M. Bowser, *Vice President*
Mark P. Bronzo, *Vice President*
Christina Fletcher, *Vice President*
Mark Mitchell, *Vice President*
Joseph C. O'Connor, *Vice President*
Christopher Phalen, *Vice President*
Daniel W. Portanova, *Vice President*
James P. Schier, *Vice President*
David G. Toussaint, *Vice President*
Amy J. Lee, *Secretary*
Christopher D. Swickard, *Assistant Secretary*
Brenda M. Harwood, *Chief Compliance Officer & Treasurer*

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

SECURITY BENEFIT®

One Security Benefit Place • Topeka, Kansas 66636-0001 • securitybenefit.com

Security Distributors, Inc.

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 485

SDI 604 46-06044-00 2009/03/31

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 10.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.	Exhibits.

(a)	(1)	Not required at this time.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY MID CAP GROWTH FUND

By:	/s/ RICHARD M. GOLDMAN

Richard M. Goldman, President

Date:	June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN

Richard M. Goldman, President

Date:	June 8, 2009

By:	/s/ BRENDA M. HARWOOD

Brenda M. Harwood, Treasurer

Date:	June 8, 2009